================================================================================

    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 28, 2008

                    REGISTRATION NO. 333-135371 AND 811-21913

                                  -------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [X]

                             PRE-EFFECTIVE AMENDMENT                  [ ]

                         POST-EFFECTIVE AMENDMENT NO. 15              [X]

                                     AND/OR

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940          [X]

                                AMENDMENT NO. 17                      [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                             BHR INSTITUTIONAL FUNDS
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)
                      1160 WEST SWEDESFORD ROAD, SUITE 140
                                BERWYN, PA 19312
          (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, INCLUDING ZIP CODE)

                                   BRIAN FERKO
                              BHR FUND ADVISORS, LP

                      1160 WEST SWEDESFORD ROAD, SUITE 140
                                BERWYN, PA 19312
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:

                             MICHAEL P. MALLOY, ESQ.
                           DRINKER BIDDLE & REATH LLP
                                ONE LOGAN SQUARE
                             18TH AND CHERRY STREETS

                           PHILADELPHIA, PA 19103-6996

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (CHECK APPROPRIATE BOX):

[X]  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (B)
[ ]  ON ____________________ PURSUANT TO PARAGRAPH (B)
[ ]  60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(1)
[ ]  ON (DATE) PURSUANT TO PARAGRAPH (A)(1)
[ ]  75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (A)(2)
[ ]  ON (DATE) PURSUANT TO PARAGRAPH (A)(2) OF RULE 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

[ ] THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

================================================================================

                             BHR INSTITUTIONAL FUNDS


                                   PROSPECTUS
                                JANUARY 31, 2008

                       CLARIVEST INTERNATIONAL EQUITY FUND
                       CLARIVEST SMID CAP CORE GROWTH FUND


                                 CLASS I SHARES
                                 CLASS II SHARES

                               INVESTMENT ADVISER:
                              BHR FUND ADVISORS, LP


       THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS NOT APPROVED
 OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The ClariVest International Equity Fund and the ClariVest SMid Cap Core Growth Fund (each, a "Fund" and collectively, the "Funds") are separate series of BHR Institutional Funds (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies and are offered in separate prospectuses. This prospectus gives you important information about Class I Shares and Class II Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Funds, please see:


                                                                   PAGE
     INFORMATION ABOUT THE FUNDS....................................3
     CLARIVEST INTERNATIONAL EQUITY FUND............................4
     CLARIVEST SMID CAP CORE GROWTH FUND............................8
     MORE INFORMATION ABOUT RISK....................................11
     MORE INFORMATION ABOUT FUND INVESTMENTS........................12
     INFORMATION ABOUT PORTFOLIO HOLDINGS...........................12
     INVESTMENT ADVISER.............................................12
     INVESTMENT SUB-ADVISER.........................................13
     INVESTMENT TEAM................................................13
     PERFORMANCE OF COMPARABLE ACCOUNTS.............................14
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.................15
     OTHER POLICIES.................................................20
     DIVIDENDS AND DISTRIBUTIONS....................................23
     TAXES..........................................................23
     FINANCIAL HIGHLIGHTS...........................................27
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         BHR INSTITUTIONAL FUNDS....................................Back Cover

INFORMATION ABOUT THE FUNDS


Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


Each Fund has an investment goal and strategies for reaching that goal. The investment adviser (the "Adviser") and the sub-adviser (the "Sub-Adviser") invest each Fund's assets in a way that they believe will help the Fund achieve its objective.

However, investing in a Fund involves risk and there is no guarantee that a Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or the Sub-Adviser does, you could lose all or some of your investment in a Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


Each Fund offers Class I and Class II Shares.

CLARIVEST INTERNATIONAL EQUITY FUND

FUND SUMMARY

------------------------------------------------------- -----------------------------------------------------
FUND NUMBER                                             110 Class I Shares
                                                        210 Class II Shares
------------------------------------------------------- -----------------------------------------------------
CUSIP NUMBER                                            054964408 Class I Shares
                                                        054964804 Class II Shares
------------------------------------------------------- -----------------------------------------------------
INVESTMENT GOAL                                         Seeks long-term capital appreciation
------------------------------------------------------- -----------------------------------------------------
INVESTMENT FOCUS                                        Companies located in the developed countries
                                                        represented in the MSCI EAFE Index
------------------------------------------------------- -----------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                           A   quantitative   and   systematic   approach   for
                                                        investing in international issues
------------------------------------------------------- -----------------------------------------------------
INVESTOR PROFILE                                        Investors
                                                        seeking long term growth
                                                        of capital who can
                                                        withstand the share
                                                        price volatility of
                                                        equity investing with a
                                                        focus on international
                                                        stocks.
------------------------------------------------------- -----------------------------------------------------


PRINCIPAL INVESTMENT STRATEGY

The ClariVest International Equity Fund (the "International Equity Fund") invests, under normal market conditions, at least 80% of its net assets in securities of companies located outside of the U.S. These companies are primarily located in developed countries represented in the Fund's benchmark, the Morgan Stanley Capital International: Europe, Australia and Far East ("MSCI EAFE") Index. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund may invest in companies of any size, including small and mid capitalization companies, in order to achieve its objective.

ClariVest Asset Management LLC ("ClariVest") serves as the Sub-Adviser to the International Equity Fund and its investment philosophy is based on the notion that investor behavior drives stock prices. The investment team looks to identify excess return potential created by investors' inefficient response to growth and contraction cycles. The investment framework is based on capturing the potential return created at inflection points where ClariVest believes investors are unwilling or unable to react efficiently to recent information. The firm has developed a disciplined approach to seeking to identify these inflection points and to construct risk controlled portfolios.


ClariVest constructs the portfolio of the Fund using a quantitatively managed, bottom-up investment style. ClariVest's stock selection process is based on a model with multiple factors. These factors are designed to identify companies exhibiting the overall characteristics of high recent growth and momentum, low to in-line historical growth and low current valuations. The resulting list is then optimized using a risk model and the portfolio is created.

The Fund may utilize foreign currency exchange contracts, options and other derivative instruments (for example, forward currency exchange contracts and stock index future contracts).

PRINCIPAL RISKS OF INVESTING IN THE FUND


Since it purchases common equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, which may cause the prices of securities issued by such companies to decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issues located in the U.S. In addition, investments in foreign securities are generally denominated in foreign currency and the Fund may invest directly in securities denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. Currency fluctuations may occur for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce its returns.

Other risks associated with investing in foreign securities include, among other things, trade balances and imbalances and related economic policies, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the U.S.

The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange. The International Equity Fund generally has substantial exposure to this risk.

The Fund is also subject to the risk that its primary market segment, investments in foreign companies of any size, including small and mid capitalization companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.


The Sub-Adviser expects a high portfolio turnover rate of between 125% and 175%.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of international equity investing.

PERFORMANCE INFORMATION


The Fund (Class I Shares) commenced operations on March 28, 2007 and does not have a full calendar year of performance. Therefore, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund intends to compare its performance to the MSCI EAFE Index which is an unmanaged index generally representative of the performance of international stock markets. It comprises 21 MSCI country indices representing the developed markets outside North America, Europe, Australasia and the Far East.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


------------------------------------------------------ ------------------------------ ------------------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR          INTERNATIONAL EQUITY FUND -    INTERNATIONAL EQUITY FUND -
INVESTMENT)                                                   CLASS I SHARES                 CLASS II SHARES
------------------------------------------------------ ------------------------------ ------------------------------
Redemption Fee                                                     2.00%(1)                         2.00%(1)
------------------------------------------------------ ------------------------------ ------------------------------


------------------------------------------------------ ------------------------------ ------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED
FROM FUND ASSETS)
------------------------------------------------------ ------------------------------ ------------------------------
Management Fees                                                    0.75%                            0.75%
------------------------------------------------------ ------------------------------ ------------------------------
Other Expenses(2)                                                 25.73%                           25.98%
------------------------------------------------------ ------------------------------ ------------------------------
         Shareholder Servicing Fee                                 0.00%                            0.25%(3)
------------------------------------------------------ ------------------------------ ------------------------------
Total Annual Operating Expenses                                   26.48%                           26.73%
------------------------------------------------------ ------------------------------ ------------------------------
Fee Waivers and Reimbursements(4)                                 25.49%                           25.49%
------------------------------------------------------ ------------------------------ ------------------------------
Net Total Annual Operating Expenses                                0.99%                            1.24%
------------------------------------------------------ ------------------------------ ------------------------------

----------
(1) The Fund charges a 2% redemption fee for any redemption or exchange within 90 days of purchase of such shares. For more information about the redemption fee see "Redemption Fee" below.

(2) "Other Expenses" for the Class II Shares, which had not commenced operations as of the date of this Prospectus, are estimated based on Class I Shares for the current fiscal year.

(3) The Shareholder Service Fee is included as part of the Fund's "Other Expenses" and is presented here for information purposes only.

(4) The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 0.99% for Class I Shares and 1.24% for Class II Shares until March 1, 2010. If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent that such a recapture does not cause the fees and expenses to exceed the applicable expense limitation.


For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:



-------------------------------------------------- --------------- --------------- -------------- --------------
                                                       1 YEAR         3 YEARS         5 YEARS       10 YEARS
-------------------------------------------------- --------------- --------------- -------------- --------------
CLASS I SHARES                                          $101            $315           $5,063          $10,418
-------------------------------------------------- --------------- --------------- -------------- --------------
CLASS II SHARES                                         $126            $393           $5,138          $10,438
-------------------------------------------------- --------------- --------------- -------------- --------------

CLARIVEST SMID CAP CORE GROWTH FUND


FUND SUMMARY

------------------------------------------------------- -----------------------------------------------------
FUND NUMBER                                             111 Class I Shares
                                                        211 Class II Shares
------------------------------------------------------- -----------------------------------------------------
CUSIP NUMBER                                            054964507 Class I Shares
                                                        054964887 Class II Shares
------------------------------------------------------- -----------------------------------------------------
INVESTMENT GOAL                                         Seeks long-term capital appreciation
------------------------------------------------------- -----------------------------------------------------
INVESTMENT FOCUS                                        Equity securities of U.S. companies of small to mid
                                                        capitalization.
------------------------------------------------------- -----------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                           A quantitative and systematic approach for
                                                        investing in small and mid capitalization companies
------------------------------------------------------- -----------------------------------------------------
INVESTOR PROFILE                                        Investors
                                                        seeking long term growth
                                                        of capital who can
                                                        withstand the share
                                                        price volatility of
                                                        equity investing with a
                                                        focus on small and mid
                                                        cap growth stocks.
------------------------------------------------------- -----------------------------------------------------


PRINCIPAL INVESTMENT STRATEGY

The ClariVest SMid Cap Core Growth Fund (the "SMid Cap Core Growth Fund") invests, under normal market conditions, at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small and mid capitalizations. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For the purposes of this Fund, small and midcap companies are defined as companies within the range of the capitalization of companies constituting the Russell 2500 Growth Index. As of December 31, 2007, the capitalization range of the Russell 2500 Growth Index was between approximately $47 million and $20.6 billion. These securities may be traded over the counter or listed on an exchange.

ClariVest Asset Management LLC ("ClariVest") serves as the Sub-Adviser to the SMid Cap Core Growth Fund and its investment philosophy is based on the notion that investor behavior drives stock prices. The investment team looks to identify excess return potential created by investors' inefficient response to growth and contraction cycles. The investment framework is based on capturing the potential return created at inflection points where ClariVest believes investors are unwilling or unable to react efficiently to recent information. The firm has developed a disciplined approach to seeking to identify these inflection points and to construct risk controlled portfolios.


ClariVest constructs the portfolio of the Fund using a quantitatively managed, bottom-up investment style. ClariVest's stock selection process is based on a model with multiple factors. These factors are designed to identify companies exhibiting the overall characteristics of high recent growth and momentum, low to in-line historical growth and low current valuations. The resulting list is then optimized using a risk model and the portfolio is created.

PRINCIPAL RISKS OF INVESTING IN THE FUND


Since it purchases equities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, which may cause the prices of securities issued by such companies to decline. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that small and midcap stocks may underperform other segments of the equity market or the equity market as a whole.


The small and mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and midcap companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.


A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.

The Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired results, causing the Fund to underperform funds that also seek long-term capital appreciation but use different approaches to select stocks.


The Sub-Adviser expects a high portfolio turnover rate of between 125% and 175%.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of equity investing.


PERFORMANCE INFORMATION

The Fund (Class I Shares) commenced operations on March 28, 2007 and does not have a full calendar year of performance. Therefore, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund intends to compare its performance to the Russell 2500 Growth Index. The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 20% of the total market capitalization of the Russell 3000 Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.





--------------------------------------------- ------------------------------------ -------------------------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES          SMID CAP CORE GROWTH FUND -          SMID CAP CORE GROWTH FUND -
DEDUCTED FROM FUND ASSETS))                             CLASS I SHARES                       CLASS II SHARES
--------------------------------------------- ------------------------------------ -------------------------------------
Management Fees                                              0.85%                                0.85%
--------------------------------------------- ------------------------------------ -------------------------------------
Other Expenses(1)                                           69.69%                               69.94%
--------------------------------------------- ------------------------------------ -------------------------------------
         Shareholder Servicing Fee(2)                        0.00%                                0.25%
--------------------------------------------- ------------------------------------ -------------------------------------
Total Annual Operating Expenses                             70.54%                               70.79%
--------------------------------------------- ------------------------------------ -------------------------------------
Fee Waivers and Reimbursements(3)                           69.54%                               69.54%
--------------------------------------------- ------------------------------------ -------------------------------------
Net Total Annual Operating Expenses                          1.00%                                1.25%
--------------------------------------------- ------------------------------------ -------------------------------------

----------
(1) "Other Expenses" for the Class II Shares, which had not commenced operations as of the date of this Prospectus, are estimated based on Class I Shares for the current fiscal year.

(2) The Shareholder Service Fee is included as part of the Fund's "Other Expenses" and is presented here for information purposes only.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 1.00% for Class I Shares and 1.25% for Class II Shares until March 1, 2010. If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent such a recapture does not cause the fees and expenses to exceed the applicable expense limitation.


For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


----------------------------------------------------------------- --------------- --------------- -------------
                                                      1 YEAR         3 YEARS          5 YEARS        10 YEARS
----------------------------------------------------------------- --------------- --------------- -------------
CLASS I SHARES                                         $102           $318            $7,491         $8,453
----------------------------------------------------------------- --------------- --------------- -------------
CLASS II SHARES                                        $127           $397            $7,516         $8,456
----------------------------------------------------------------- --------------- --------------- -------------

PORTFOLIO COMPOSITION

Each Fund has a policy to invest, under normal circumstances, at least 80% of the value of its "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of these 80% Policies, the term "assets" means net assets plus the amount of borrowings for investment purposes. A Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when a Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

MORE INFORMATION ABOUT RISK


EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of such securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.


FOREIGN INVESTING RISK - A Fund that invests in foreign securities may experience more rapid and extreme changes in value than a Fund that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political change or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. Adverse conditions in a certain region can negatively affect securities of other countries whose economies appear to be unrelated. To the extent that a Fund invests a significant portion of its assets in a focused geographic area like Eastern Europe or Asia, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

CURRENCY RISK - A Fund that invests in foreign currencies or in securities that trade and receive revenues in foreign (non-U.S.) currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar. (In the case of hedging positions, the U.S. dollar will decline in value relative to the currency being hedged.) Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce its returns.


CHANGE IN MARKET CAPITALIZATION - A Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for a Fund at the time of purchase later falls outside the range, which may occur because of market growth or depreciation, the Fund may continue to hold the security if, in the Sub-Adviser's judgment, the security remains otherwise consistent with the Fund's investment objective and strategies. However, this change could affect the Fund's flexibility in making new investments.

PORTFOLIO TURNOVER - A Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser's or Sub-Adviser's control. These transactions will increase a Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in a Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher net taxable gain for shareholders and may reduce the Fund's returns.


MORE INFORMATION ABOUT FUND INVESTMENTS


This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information (the "SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Funds will achieve their investment goals.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of a Fund, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective.


INFORMATION ABOUT PORTFOLIO HOLDINGS


A complete schedule of the Funds' portfolio holdings, current as of month-end, will be available on the Funds' website at www.bhrfunds.com no earlier than 10 days after the end of each calendar month. This information will remain available on the website until the Funds file with the Securities and Exchange Commission their semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Funds may terminate or modify this policy at any time without further notice to shareholders. A description of the Funds' policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the SAI.


INVESTMENT ADVISER


BHR Fund Advisors, LP (the "Adviser" or "BHR") serves as the investment adviser to the Funds. The Adviser's principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn PA 19312. As of December 31, 2007, BHR had approximately $27.3 million assets under management. Subject to the Board of Trustees' supervision, BHR continuously reviews, supervises and administers the Funds' investment programs. BHR also ensures compliance with the Funds' investment policies and guidelines. For its services, the Adviser is entitled to a fee, as set forth in the table below, which is calculated daily and paid monthly based on the average daily net assets of each Fund:

  FUND                                                      MANAGEMENT FEE
  ----                                                      --------------
  International Equity Fund                                     0.75%
  SMid Cap Core Growth Fund                                     0.85%

The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Class I Shares and Class II Shares of the International Equity Fund from exceeding 0.99% and 1.24% of average daily net assets, respectively, until March 1, 2010. The Adviser has also contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Class I Shares and Class II Shares of the SMid Cap Core Growth Fund from exceeding 1.00%, and 1.25% of average daily net assets, respectively, until March 1, 2010. If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 0.99% for the Class I Shares and 1.24% for the Class II Shares of the International Equity Fund or 1.00% for the Class I Shares and 1.25% for the Class II Shares of the SMid Cap Core Growth Fund, to recapture any of its prior waivers or reimbursements.

As investment adviser to the Funds, BHR has responsibility over any Sub-Adviser.



INVESTMENT SUB-ADVISER


ClariVest serves as Sub-Adviser to the Funds. As Sub-Adviser, ClariVest makes investment decisions for the Funds and also ensures compliance with each Fund's investment policies and guidelines. As of December 31, 2007, ClariVest had approximately $4 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser.


A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement and sub-advisory agreement is available in the Fund's semi-annual report to shareholders for the period ending March 31, 2007.

INVESTMENT TEAM


The International Equity Fund and SMid Cap Core Growth Fund are managed by a team of investment professionals ultimately headed by Stacey R. Nutt. David Vaughn acts as Portfolio Manager for the International Equity Fund and Todd Wolter and Edward Wagner act as co-Portfolio Managers for the SMid Cap Core Growth Fund. Although Mr. Vaughn, Mr. Wolter, and Mr. Wagner are primarily responsible for making investment decisions for their respective Funds, all of the members of the investment teams listed below, regardless of title, play an integral part of generating investment ideas and are involved in making securities recommendations for the Funds. The members of the Funds' management team include:


INTERNATIONAL EQUITY FUND

DAVID VAUGHN, CFA.
Portfolio Manager, Systematic Group at Nicholas Applegate Capital Mgmt.; 03/03 - 03/06
Barclays Global Investors, Research Analyst; 06/00 - 02/03
First Quadrant LLP and Sanwa Bank California
M.S. - Carnegie Mellon University
B.S. - California Institute of Technology

SMID CAP CORE GROWTH FUND

EDWARD B. WAGNER, CFA.
Senior Application Engineer (Business Analyst), Geneva Group at Advent Software; 08/05 - 11/07
Investment Analyst, Systematic Group at Nicholas Applegate Capital Mgmt.; 02/00
- 03/03
Vestek Systems; Smith Barney
M.B.A. - Australian Graduate School of Management (AGSM)
B.A. (Economics) - University of California at San Diego


TODD N. WOLTER, CFA.
Portfolio Manager, Systematic Group at Nicholas Applegate Capital Mgmt.; 07/00 - 03/06
Credit Suisse Asset Management; University of California, Irvine; Olde Financial and Prudential Securities
M.B.A. - University of California, Irvine
B.A. - University of Southern California

STACEY NUTT, PH.D.
Lead Portfolio Manager, Systematic Group at Nicholas Applegate Capital Mgmt.; 11/99 - 03/06
Vestek Systems, Inc.; Virginia Tech; Emory University and Georgia Institute of Technology
Ph.D. and M.B.A - Georgia Institute of Technology School of Management
B.S. - Oral Roberts University


The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

ClariVest was formed in 2006 by former employees of Nicholas-Applegate Capital Management, LLC ("NACM"). On April 3, 2006, the principals of ClariVest (the "Principals") filed a law suit against NACM in the Superior Court of California in the County of San Diego relating to: (i) certain policies and procedures of NACM during the time it employed the Principals, (ii) events surrounding the termination of one of the Principals by NACM and the subsequent resignation by the remaining Principals and (iii) the establishment by the Principals of ClariVest. The relief sought by the Principals includes actual, consequential and incidental losses and damages, attorneys' fees, punitive damages and other relief deemed appropriate by the court. NACM filed a cross-complaint asserting causes of action against ClariVest and the Principals relating to the establishment of ClariVest by the Principals. The relief sought by NACM from ClariVest and the Principals includes general and special damages, restitution, disgorgement of profits and/or reasonable royalties, punitive or exemplary damages, a preliminary and/or permanent injunction, interest, attorneys' fees, a constructive trust and other relief deemed appropriate by the court. A trial date has been scheduled for April 2008. None of the actions described above allege that any unlawful activity took place with respect to any Fund whose shares are offered in this prospectus.


PERFORMANCE OF COMPARABLE ACCOUNTS


ClariVest has experience in managing other accounts with substantially similar investment objectives, policies, and principal investment strategies as the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund. The tables below are designed to show you how composites of all similar international equity and smid cap growth accounts managed by ClariVest performed over the period shown. In each case, the accounts comprising the composite have investment objectives, policies and strategies that are substantially similar to those of the Fund. This performance history is net of all fees (including any applicable sales loads) charged to investors in the accounts constituting the composites. The returns of the indices assume all dividends and distributions have been reinvested.




CLARIVEST INTERNATIONAL CORE EQUITY COMPOSITE (AS OF DECEMBER 31, 2007)
                                                          INTERNATIONAL EQUITY
                                                                                             MSCI EAFE
                                                                COMPOSITE                      INDEX
Year Ended December 31, 2007                                      4.07%                        11.63%

Since Inception (March 17, 2006 to December 31,                  22.45%                        30.00%
2007)




CLARIVEST SMID CAP GROWTH COMPOSITE (AS OF DECEMBER 31, 2007)
                                                            SMID CAP GROWTH
                                                                                            RUSELL 2500
                                                                COMPOSITE                   GROWTH INDEX
Year Ended December 31, 2007                                      8.39%                         9.69%
Since Inception (March 14, 2006 to December 31,                  17.84%                        13.68%
2007)

This information is designed to demonstrate the historical track record of ClariVest. It does not indicate how the Funds have performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.

The ClariVest composites include accounts managed by ClariVest that pay lower expenses than those paid by shareholders of the Funds. Higher expenses reduce returns to investors. The use of the Funds' expense structure would have lowered the performance results. Accounts contained in the composite also may not be subject to the diversification rules, tax restrictions and investment limits under the 1940 Act or Subchapter M of the Internal Revenue Code which would have adversely affected the performance results. The aggregate returns of the composite may not reflect the returns of any particular account of ClariVest. The returns of the composite were not calculated using SEC standard methodology. Instead, the returns were calculated using Global Investment Performance Standards.


PURCHASING, SELLING AND EXCHANGING FUND SHARES


This section tells you how to purchase, sell (sometimes called "redeem") and exchange BHR Fund shares.


Class I Shares of the Funds are for certain individual investors and institutional investors investing for their own or their customers' accounts.

Class II Shares of the Fund are for investments made through financial institutions or intermediaries.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Funds, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. There are no sales charges when you purchase shares of the BHR Institutional Funds.


All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Funds do not accept third-party checks or credit card purchases.


You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds reserve the right to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Market Timing Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679

EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

BY WIRE

To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account by wire, wire your money using the instructions set forth below (BE SURE TO INCLUDE THE FUND NAME AND YOUR ACCOUNT NUMBER).

WIRING INSTRUCTIONS:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: BHR Institutional Funds
REF: [Name of Fund]
FBO: [Shareholder Name and Account Number]

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order.

The Funds calculate NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Funds or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Funds may telephone you to verify information you have provided. If you do not provide the required information, or if the Funds' representatives are unable to verify your identity, the Funds reserve the right to close your account or take such other steps as we deem reasonable. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the Funds reserve the right to calculate NAV as of the earlier closing time.

HOW THE FUNDS CALCULATE NAV


The NAV for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Funds calculate their NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Funds' determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that a Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.


Although the SMid Cap Core Growth Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which a Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

Equity securities which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American market.


When the NYSE is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value subject to the Fair Value Procedures adopted by the Board using the prevailing exchange rate.

FOREIGN CURRENCY CONSIDERATIONS


Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern time.


MINIMUM PURCHASES


To purchase Class I Shares of a Fund for the first time, you must invest at least $100,000. To purchase Class II Shares of a Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments. A Fund may accept investments of smaller amounts at its discretion.


HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679

EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

The letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Funds.


If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP"). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic


The sale price of each share will be the NAV next determined after the Funds (or an authorized broker) receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Funds' remaining shareholders) the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Funds may also redeem in kind to discourage short-term trading of shares.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES


If your account balance drops below $25,000 because of redemptions you may be required to sell your shares. The Funds will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Funds directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. Each Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after a Fund receives your exchange request.


The Fund charges a redemption fee for any exchange within 90 days of purchase of such shares. See "Redemption Fee" for more information.


You may exchange Class I Shares of a Fund for Class I Shares of any other BHR Fund. You may exchange Class II Shares of a Fund for Class II Shares of any other BHR Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions the Funds reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES



MARKET TIMING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.


Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Funds to attempt to maintain higher cash positions, changes to the Funds' holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Funds.

The Funds will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board of Trustees. For purposes of applying these policies, the Funds may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

         o Shareholders are restricted from making more than 5 "round trips" into or out of a Fund in any calendar year. If a shareholder exceeds this amount, the Funds may, at their discretion, reject any additional purchase or exchange orders. The Funds define a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

         o The Funds reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if a Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. Purchases and redemptions made through the Funds' Systematic Investment/Withdrawal Plans are exempt from these policies.


Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur, particularly with respect to trades placed by shareholders that invest in the Funds through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and their service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Funds cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Funds and their long-term shareholders as discussed above.

REDEMPTION FEE

The Board of Trustees has approved a short-term redemption fee of 2% for any redemption within 90 days of purchase of shares of the International Equity Fund.

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.

The redemption fee may not apply in certain circumstances including the death or disability of a shareholder, shares purchased through reinvested dividends or capital gains, required minimum distributions from any retirement account, systematic investment/withdrawal plan transactions, and periodic rebalancing pursuant to a bona fide asset allocation strategy. Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. Omnibus accounts include multiple investors and such accounts typically provide the funds with a net purchase or redemption request on any given day where the purchases and redemptions of fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Funds. A number of these financial intermediaries may not have the capability to apply the Funds' market timing policies or redemption fee.


CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Funds your account will be "frozen" with respect to additional purchases.


Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Funds reserve the right to close your account at the then-current day's price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Funds. If the Funds cannot verify your identity, the Funds reserve the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Funds reserve the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

SHAREHOLDER SERVICING PLAN


The Funds have adopted a Shareholder Servicing Plan (the "Service Plan") that allows Class II Shares of a Fund to pay service fees to firms that provide shareholder services ("Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees to the Service Provider at an annual rate not to exceed 0.25% of its Class II Shares' average daily net assets. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.


DISTRIBUTION OF FUND SHARES


PFPC Distributors, Inc. (the "Underwriter"), a registered broker-dealer, serves as principal underwriter of the Funds.

The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Funds). The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Funds or for other services to a Fund and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this prospectus and may without limitation, be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of a Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the Funds' SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. A Fund may reimburse the Adviser for Additional Payments.


DIVIDENDS AND DISTRIBUTIONS


The Funds distribute their net investment income and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.


You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Fund written notice.

TAXES


The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.



DISTRIBUTIONS

Each Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital gain). In general, the Funds' distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of a Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by a Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of a Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned your Fund shares for at least 61 days during the 121-day period beginning 60 days before a Fund's ex-dividend date. These lower rates are currently scheduled to sunset after 2010.

Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.


A percentage of the Funds' dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of a Fund's securities lending activities by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

The Funds may be subject to foreign withholding or foreign taxes on income or gain from certain foreign securities. The International Equity Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. Federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.


You should note that if you purchase shares of a Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

SALES AND EXCHANGES


You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another BHR Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of a Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS

The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.



BACKUP WITHHOLDING

The Funds may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to a Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current withholding rate is 28%.


U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS


Nonresident aliens, foreign corporations and other foreign investors in the Funds will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains and, in the case of distributions attributable to each Fund's taxable year ending on September 30, 2008, net short-term capital gains, of each Fund. The exemption may not apply, however, if the investment in a Fund is connected to a trade or business of the foreign investor in the U.S. or if the foreign investor is present in the U.S. for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the U.S. and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for each Fund's taxable year ending on September 30, 2008, Fund distributions attributable to U.S.-source interest income of each Fund will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.

In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.





All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in a Fund.


STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. government securities.


Your investment in a Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in a Fund. This short summary is not intended as a substitute for careful tax planning. Additional tax information is provided in the Funds' SAI.

FINANCIAL HIGHLIGHTS



The following financial highlights are intended to help you understand each Fund's financial performance since inception. The table that follows presents performance information about Class I Shares of the Funds. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund. Information for the fiscal year ended September 30, 2007 has been audited by Briggs, Bunting & Dougherty LLP, whose report, along with each Fund's financial statements, is included in the Funds' Annual Report, which is available, without charge, upon request. Class II Shares of the Funds have not commenced operations as of the date of this Prospectus, and therefore no financial highlights information is presented.

CLARIVEST INTERNATIONAL EQUITY FUND - CLASS I SHARES

--------------------------------------------------------------------------------
                                                            FOR THE FISCAL
                                                             PERIOD ENDED
                                                          SEPTEMBER 30, 2007(1)
                                                          ---------------------
NET ASSET VALUE - BEGINNING OF YEAR                         $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.21
Net realized and unrealized gain on investments and
     foreign currency transactions                                 0.39
                                                            -----------
Total from investment operations                                   0.60
                                                            -----------
NET ASSET VALUE - END OF PERIOD                             $     10.60
                                                            ===========
TOTAL RETURN                                                       6.00%*

RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                        $  1,437
Operating expenses:
     Before expense reimbursement/waiver                          26.48%**
     After expense reimbursement/waiver                            0.99%**
Net investment income (loss):

     Before expense reimbursement/waiver                         (22.60%)**
     After expense reimbursement/waiver                            2.89%**
Portfolio turnover rate                                           81.50%*
----------
(1)      The Fund commenced operations on March 28, 2007.
*        Non-Annualized.
**       Annualized

CLARIVEST SMID CAP CORE GROWTH FUND - CLASS I SHARES

--------------------------------------------------------------------------------
                                                            FOR THE FISCAL
                                                             PERIOD ENDED
                                                          SEPTEMBER 30, 2007(1)
                                                          ---------------------
NET ASSET VALUE - BEGINNING OF YEAR                         $     10.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                              0.33
Net realized and unrealized gain on investments                   (0.05)
                                                            -----------
Total from investment operations                                   0.28
                                                            -----------
NET ASSET VALUE - END OF PERIOD                                  $10.28
                                                            ===========
TOTAL RETURN                                                       2.80%*

RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)                        $    308
Operating expenses:
     Before expense reimbursement/waiver                          70.54%**
     After expense reimbursement/waiver                            1.00%**
Net investment income (loss):
     Before expense reimbursement/waiver                         (69.25%)**
     After expense reimbursement/waiver                            0.29%**
Portfolio turnover rate                                           44.37%*

----------
(1)      The Fund commenced operations on March 28, 2007.
*        Non-Annualized.
**       Annualized

                             BHR INSTITUTIONAL FUNDS

INVESTMENT ADVISER                                   LEGAL COUNSEL
BHR Fund Advisors, LP                                Drinker Biddle & Reath LLP
1160 West Swedesford Road                            One Logan Square
Suite 140                                            18th and Cherry Street
Berwyn, PA 19312                                     Philadelphia, PA 19103

UNDERWRITER

PFPC Distributors, Inc.
760 Moore Road
Valley Forge, PA 19406


MORE INFORMATION ABOUT THE FUNDS IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Funds and BHR Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Funds or to make shareholder inquiries:

BY TELEPHONE:     1-888-572-0968

BY MAIL:          BHR Institutional Funds
                  C/O PFPC Inc.
                  P.O. Box 9679
                  Providence, RI 02940-9679

BY INTERNET: The Funds make available the SAI, annual report and semi-annual reports free of charge on the Funds' website at http://www.bhrfunds.com

FROM THE SEC: You can also obtain the SAI, as well as other information about BHR Institutional Funds, from the EDGAR Database on the SEC's website at:
HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-5850). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.

BHR INSTITUTIONAL FUNDS' INVESTMENT COMPANY ACT REGISTRATION NUMBER IS
811-21913.

                             BHR INSTITUTIONAL FUNDS


                                   PROSPECTUS
                                JANUARY 31, 2008


                         DISCIPLINED GLOBAL EQUITY FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                               INVESTMENT ADVISER:
                              BHR FUND ADVISORS, LP

     THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The Disciplined Global Equity Fund (the "Fund") is a separate series of BHR Institutional Funds (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies and are offered in separate prospectuses. This prospectus gives you important information about Class I Shares and Class II Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:


                                                                    PAGE
     INFORMATION ABOUT THE FUND.....................................3
     DISCIPLINED GLOBAL EQUITY FUND.................................4
     MORE INFORMATION ABOUT RISK....................................8
     MORE INFORMATION ABOUT FUND INVESTMENTS........................9
     INFORMATION ABOUT PORTFOLIO HOLDINGS...........................9
     INVESTMENT ADVISER.............................................10
     INVESTMENT SUB-ADVISER.........................................10
     INVESTMENT TEAM................................................10
     PURCHASING, SELLING AND EXCHANGING FUND SHARES.................11
     OTHER POLICIES.................................................16
     DIVIDENDS AND DISTRIBUTIONS....................................18
     TAXES..........................................................19
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         BHR INSTITUTIONAL FUNDS....................................Back Cover

INFORMATION ABOUT THE FUND


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The investment adviser (the "Adviser") and the sub-adviser (the "Sub-Adviser") invest the Fund's assets in a way that they believe will help the Fund achieve its objective.

However, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


The Fund offers Class I and Class II Shares.

DISCIPLINED GLOBAL EQUITY FUND

FUND SUMMARY
------------------------------------------------------- -----------------------------------------------------
FUND NUMBER                                             140 Class I Shares
                                                        240 Class II Shares
------------------------------------------------------- -----------------------------------------------------
CUSIP NUMBER                                            054964 853 Class I Shares
                                                        054964 846 Class II Shares
------------------------------------------------------- -----------------------------------------------------
INVESTMENT GOAL                                         Seeks capital appreciation
------------------------------------------------------- -----------------------------------------------------
INVESTMENT FOCUS                                        Large cap U.S. common and foreign stocks
------------------------------------------------------- -----------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                           Invests in large capitalization companies with
                                                        value and momentum characteristics
------------------------------------------------------- -----------------------------------------------------
INVESTOR PROFILE                                        Investors
                                                        seeking long term growth
                                                        of capital who can
                                                        withstand the share
                                                        price volatility of
                                                        equity investing.
------------------------------------------------------- -----------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY


The Disciplined Global Equity Fund invests, under normal market conditions, at least 80% of its net assets in equity securities, including domestic and foreign stocks, which in LSV Asset Management's ("LSV" or the "Sub-Adviser") opinion, are undervalued in the marketplace. Under normal market conditions, the Fund will invest significantly (generally at least 40% or such lesser percentage as is represented by the Fund's benchmark, the MSCI World Index) in companies located, headquartered, incorporated or otherwise organized outside of the U.S. As of the end of each calendar quarter from September 30, 1995 to the date of this Prospectus, U.S. companies have not represented more than approximately 57.34% of the MSCI World Index. The Fund will allocate its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Sub-Adviser believes that these out-of-favor securities will produce superior future returns if their future growth exceeds the market's low expectations. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders.


The Sub-Adviser's investment strategy uses a quantitative investment model to make investment decisions for the Fund. The investment model ranks securities based on fundamental measures of value (such as the price-to-earnings ratio) and recent indicators of recovery (such as recent price appreciation). The investment model selects the stocks to buy from the higher-ranked stocks and selects stocks to sell from those whose rankings have decreased. The Sub-Adviser manages the Fund conservatively relative to its benchmark, the MSCI World Index. The Fund intends to remain country-neutral to the MSCI World Index. The Fund does not have a fixed capitalization range. The Fund currently is expected to experience a low level of portfolio turnover.

PRINCIPAL RISKS OF INVESTING IN THE FUND


Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, which may cause the prices of securities issued by such companies to decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in mid to large value companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

Investing in foreign securities poses additional market risks since political and economic events unique in a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issues located in the U.S. In addition, investments in foreign securities are generally denominated in foreign currency and the Fund may invest directly in securities denominated in foreign currencies. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, or in response to, events that do not otherwise affect the value of the security in the issuer's home country. Currency fluctuations may occur for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, a Fund's investments in foreign currency-denominated securities may reduce its returns.

Other risks associated with investing in foreign securities include, among other things, trade balances and imbalances and related economic policies, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S. and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies. Securities markets outside the U.S., while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the U.S.


The mid capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these midcap companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, midcap stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.



Value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causes the intrinsic value of the stock to decline.

This Fund should only be purchased by investors seeking long-term capital appreciation who can withstand the share price volatility of global equity investing.

PERFORMANCE INFORMATION


The Fund has not commenced operations, and therefore, has no performance information. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund intends to compare its performance to the Morgan Stanley Capital International World Index ("MSCI World Index"). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of December 31, 2007 the MSCI World Index consisted of the following 23 developed market country indices:
Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the U.S.


FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


--------------------------------------------------------------------- ----------------------- --------------------
                                                                          Class I Shares        Class II Shares
--------------------------------------------------------------------- ----------------------- --------------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
--------------------------------------------------------------------- ----------------------- --------------------
Redemption Fee                                                                2.00%(1)               2.00%(1)
--------------------------------------------------------------------- ----------------------- --------------------

--------------------------------------------------------------------- ----------------------- --------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
--------------------------------------------------------------------- ----------------------- --------------------
Management Fees                                                               0.65%                  0.65%
--------------------------------------------------------------------- ----------------------- --------------------
Other Expenses(2)                                                             1.54%                  1.79%
--------------------------------------------------------------------- ----------------------- --------------------
         Shareholder Service Fees(3)                                  0.00%                    0.25%
--------------------------------------------------------------------- ----------------------- --------------------
Total Annual Operating Expenses                                               2.19%                  2.44%
--------------------------------------------------------------------- ----------------------- --------------------
Fee Waivers and Reimbursements(4)                                             1.34%                  1.34%
--------------------------------------------------------------------- ----------------------- --------------------
Net Total Annual Operating Expenses                                           0.85%                  1.10%
--------------------------------------------------------------------- ----------------------- --------------------

----------
(1) The Fund charges a 2% redemption fee for any redemption or exchange within 90 days of purchase of such shares. For more information about the redemption fee see "Redemption Fee" below.


(2)      "Other Expenses" are estimated for the current fiscal year.


(3) The Shareholder Service Fee is included as part of the Fund's "Other Expenses" and is presented here for information purposes only.


(4) The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 0.85% on Class I shares and 1.10% for Class II Shares until September 25, 2010. If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent such a recapture does not cause the fees and expenses to exceed the applicable expense limitation.




For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


----------------------------------------------------------------- --------------------- --------------------
                                                                         1 YEAR               3 YEARS
----------------------------------------------------------------- --------------------- --------------------
CLASS I SHARES                                                            $ 87                  $271
----------------------------------------------------------------- --------------------- --------------------
CLASS II SHARES                                                           $112                 $350
----------------------------------------------------------------- --------------------- --------------------

PORTFOLIO COMPOSITION

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of this 80% Policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.



PORTFOLIO TURNOVER - The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser's or Sub-Adviser's control. These transactions will increase the Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher net taxable gain for shareholders and may reduce the Fund's returns.

MORE INFORMATION ABOUT FUND INVESTMENTS


In addition to the primary investments and strategies described in this prospectus, the Fund also may, to a lesser extent, invest in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (the "SAI"). For information on how to obtain a copy of the SAI see the back cover of this prospectus.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective.


INFORMATION ABOUT PORTFOLIO HOLDINGS


A complete schedule of the Fund's portfolio holdings, current as of month-end, will be available on the Fund's website at WWW.BHRFUNDS.COM no earlier than 10 days after the end of each calendar month. This information will remain available on the website until the Fund files with the SEC its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.

INVESTMENT ADVISER


BHR Fund Advisors, LP (the "Adviser" or "BHR") serves as the investment adviser to the Fund. The Adviser's principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn PA 19312. As of December 31, 2007, BHR had approximately $27.3 million in assets under management. Subject to the Board of Trustees' supervision, BHR continuously reviews, supervises and administers the Fund's investment programs. BHR also ensures compliance with the Fund's investment policies and guidelines.

For its services, the Adviser is entitled to a fee of 0.65%, which is calculated daily and paid monthly based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Class I and Class II Shares of the Fund from exceeding 0.85% and 1.10% of average daily net assets, respectively, until September 25, 2010. In addition, if at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 0.85% and 1.10% for the Class I and Class II Shares of the Fund, respectively, to recapture any of its prior waivers or reimbursements.


As investment adviser to the Fund, BHR has the ultimate responsibility over any Sub-Adviser and is responsible for the investment performance of the Fund.



INVESTMENT SUB-ADVISER


LSV serves as Sub-Adviser to the Fund. As Sub-Adviser, LSV makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of December 31, 2007, LSV had approximately $73.2 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement will be available in the Fund's semi-annual report to shareholders for the period ending March 31, 2008.


INVESTMENT TEAM


The Disciplined Global Equity Fund is managed by a team of professionals. All members of the investment team play an equal part in making investment decisions for the Fund. The members of the team include:


JOSEF LAKONISHOK, PH.D.
CEO, CIO, Partner and Portfolio Manager, LSV Asset Management; 1994 - Present Ph.D. - Business Administration Cornell University
M.B.A. - Tel Aviv University
B.A. - Economics and Statistics Tel Aviv University

MENNO VERMEULEN, CFA
Partner, Portfolio Manager and Senior Quantitative Analyst, LSV Asset Management; 1995 - Present
M.B.A. - Econometrics Erasmus University at Rotterdam


PUNEET MANSHARAMANI, CFA
Partner and Portfolio Manager,  LSV Asset Management; 2000 - Present
M.S. - Engineering Case Western Reserve University, Case School of Engineering B.S. - Engineering Delhi University, Delhi College of Engineering

The SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange BHR Fund Shares.

Class I Shares of the Fund are for certain individual investors and institutional investors investing for their own or their customers' accounts.

Class II Shares of the Fund are for investments made through financial institutions or intermediaries.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. There are no sales charges when you purchase shares of the BHR Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept third-party checks or credit card purchases.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679


EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

BY WIRE

To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account by wire, wire your money using the instructions set forth below (BE SURE TO INCLUDE THE FUND NAME AND YOUR ACCOUNT NUMBER).

WIRING INSTRUCTIONS:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: BHR Institutional Funds
REF: [Name of Fund]
FBO: [Shareholder Name and Account Number]

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order.

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Fund may telephone you to verify information you have provided. If you do not provide the required information, or if the Fund's representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as we deem reasonable. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the Fund reserves the right to calculate NAV as of the earlier closing time.

HOW THE FUND CALCULATES NAV


The NAV for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Equity securities which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the NYSE as though such time were the close of trading on such Latin American or South American markets.

When the NYSE is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value subject to the Fair Value Procedures adopted by the Board using the prevailing exchange rate.


FOREIGN CURRENCY CONSIDERATIONS


Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate pricing service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate pricing service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern time.


MINIMUM PURCHASES

To purchase Class I Shares of the Fund for the first time, you must invest at least $100,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679

EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

The letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.


If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP"). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.


The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $25,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the Fund's SAI.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

The Fund charges a redemption fee for any exchange within 90 days of purchase of such shares. See "Redemption Fee" for more information.

You may exchange Class I Shares of the Fund for Class I Shares of any other BHR Fund. You may exchange Class II Shares of the Fund for Class II Shares of any other BHR Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund's holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.

The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

         o Shareholders are restricted from making more than five "round trips" into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

         o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Purchases and redemptions made through the Fund's Systematic Investment/Withdrawal Plans are exempt from these policies.


Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.


REDEMPTION FEE

The Board of Trustees has approved a short-term redemption fee of 2% for any redemption within 90 days of purchase of shares of the Fund.

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.


The redemption fee may not apply in certain circumstances including the death or disability of a shareholder, shares purchased through reinvested dividends or capital gains, required minimum distributions from any retirement account, systematic investment/withdrawal plan transactions, and periodic rebalancing pursuant to a bona fide asset allocation strategy. Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. Omnibus accounts include multiple investors and such accounts typically provide the funds with a net purchase or redemption request on any given day where the purchases and redemptions of fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Fund. A number of these financial intermediaries may not have the capability to apply the Fund's market timing policies or redemption fee.


CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.


In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your account will be "frozen" with respect to additional purchases.

Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Servicing Plan (the "Service Plan") that allows Class II Shares of the Fund to pay service fees to firms that provide services ("Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees at an annual rate not to exceed 0.25% of its Class II Shares' average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION OF FUND SHARES


PFPC Distributors, Inc. (the "Underwriter"), a registered broker-dealer, serves as the principal underwriter of the Fund.

The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.


DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES


The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.


DISTRIBUTIONS

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital gain). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of the Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date. These lower rates are currently scheduled to sunset after 2010.


Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.


The Fund may be subject to foreign withholding or foreign taxes on income or gain from certain foreign securities. The Fund may make an election to treat a proportionate amount of those taxes as constituting a distribution to each shareholder, which would allow you either (i) to credit that proportionate amount of taxes against U.S. federal income tax liability as a foreign tax credit or (ii) to take that amount as an itemized deduction.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."


SALES AND EXCHANGES

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another BHR Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS


The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

BACKUP WITHHOLDING


The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current withholding rate is 28%.


U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS


Nonresident aliens, foreign corporations and other foreign investors in the Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains, and, in the case of distributions attributable to the Fund's taxable year ending on September 30, 2008, net short-term capital gains, of the Fund. The exemption may not apply, however, if the investment in the Fund is connected to a trade or business of the foreign investor in the U.S. or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the U.S. and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for the Fund's taxable year ending on September 30, 2008, Fund distributions attributable to U.S.-source interest income of the Fund will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.

In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.


All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities.


Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. This summary is not intended as a substitute for careful tax planning. Additional tax information is provided in the Fund's SAI.

                             BHR INSTITUTIONAL FUNDS

INVESTMENT ADVISER                          LEGAL COUNSEL

BHR Fund Advisors, LP                       Drinker Biddle & Reath LLP
1160 West Swedesford Road                   One Logan Square
Suite 140                                   18th and Cherry Street
Berwyn, PA 19312                            Philadelphia, PA 19103


UNDERWRITER


PFPC Distributors, Inc.
760 Moore Road
Valley Forge, PA  19406

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and BHR Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

BY TELEPHONE:     1-888-572-0968

BY MAIL:          BHR Institutional Funds
                  C/O PFPC Inc.
                  P.O. Box 9679
                  Providence, RI 02940-9679



BY INTERNET: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund's website at http://www.bhrfunds.com

FROM THE SEC: You can also obtain the SAI, as well as other information about BHR Institutional Funds, from the EDGAR Database on the SEC's website at:
HTTP://WWW.SEC.GOV. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-5850). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: PUBLICINFO@SEC.GOV.


BHR INSTITUTIONAL FUNDS' INVESTMENT COMPANY ACT REGISTRATION NUMBER IS
811-21913.

                             BHR INSTITUTIONAL FUNDS


                                   PROSPECTUS
                                JANUARY 31, 2008


                      MOUNT LUCAS U.S. FOCUSED EQUITY FUND

                                 CLASS I SHARES
                                 CLASS II SHARES

                               INVESTMENT ADVISER:
                              BHR FUND ADVISORS, LP

     THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The Mount Lucas U.S. Focused Equity Fund (the "Fund") is a separate series of BHR Institutional Funds (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies, and are offered in separate prospectuses. This prospectus gives you important information about Class I Shares and Class II Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:

                                                                    PAGE


     INFORMATION ABOUT THE FUND..................................... 2
     MOUNT LUCAS  U.S. FOCUSED EQUITY FUND.......................... 3
     MORE INFORMATION ABOUT RISK.................................... 6
     MORE INFORMATION ABOUT FUND INVESTMENTS........................ 6
     INFORMATION ABOUT PORTFOLIO HOLDINGS........................... 7
     INVESTMENT ADVISER............................................. 7
     INVESTMENT SUB-ADVISER......................................... 7
     INVESTMENT TEAM................................................ 7
     PERFORMANCE OF COMPARABLE ACCOUNTS............................. 8
     PURCHASING, SELLING AND EXCHANGING FUND SHARES................. 9
     OTHER POLICIES................................................. 14
     DIVIDENDS AND DISTRIBUTIONS.................................... 17
     TAXES.......................................................... 17
     FINANCIAL HIGHLIGHTS........................................... 20
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         BHR INSTITUTIONAL FUNDS....................................Back Cover

INFORMATION ABOUT THE FUND


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The investment adviser (the "Adviser") and the sub-adviser ("Sub-Adviser") invest the Fund's assets in a way that they believe will help the Fund achieve its objective.


However, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.

The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


The Fund offers Class I and Class II Shares.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND


FUND SUMMARY

------------------------------------------------------- -----------------------------------------------------
FUND NUMBER                                             130 Class I Shares
                                                        230 Class II Shares
------------------------------------------------------- -----------------------------------------------------
CUSIP NUMBER                                            054964 879 Class I Shares
                                                        054964 861 Class II Shares
------------------------------------------------------- -----------------------------------------------------
INVESTMENT GOAL                                         Seeks capital appreciation
------------------------------------------------------- -----------------------------------------------------
INVESTMENT FOCUS                                        Large cap U.S. common stocks
------------------------------------------------------- -----------------------------------------------------
PRINCIPAL INVESTMENT STRATEGY                           Invests in large capitalization companies with
                                                        value and momentum characteristics
------------------------------------------------------- -----------------------------------------------------
INVESTOR PROFILE                                        Investors
                                                        seeking long term growth
                                                        of capital who can
                                                        withstand the share
                                                        price volatility of
                                                        equity investing.
------------------------------------------------------- -----------------------------------------------------

PRINCIPAL INVESTMENT STRATEGY

The Fund invests, under normal market conditions, in U.S. common stocks and other equity securities. The Fund will invest at least 80% of its net assets in U.S. common stocks and equity securities. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. The Fund's sub-adviser, Mount Lucas Management Corp. ("Mount Lucas" or the "Sub-Adviser"), selects investments for the Fund based upon a proprietary equity model developed by the firm's principals that screens and ranks stocks within the S&P 500(R) Index. The Sub-Adviser's approach is purely quantitative. The computer equity model identifies stocks for purchase using a combination of fundamental value and price momentum criteria. Price momentum is calculated as the percentage change in the price of a stock between two dates. These securities may be traded over the counter or listed on an exchange.

The Sub-Adviser's strategy maintains a focus on the large-cap universe and seeks to capitalize on the Sub-Adviser's belief that several ideas can lead to returns greater than the S&P 500(R) Index: deep value stocks may outperform the market over the long term, momentum can persist within the market, fewer stocks in a strategy may be beneficial, a long term investment horizon is necessary because strategies need time to work, and asset weighted portfolio construction may hurt returns in the long-run. The Fund will generally hold between 20-40 stocks and expects an annual turnover rate of approximately 80%.

PRINCIPAL RISKS OF INVESTING IN THE FUND


Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, which may cause the prices of securities issued by such companies to decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.

The Fund is also subject to the risk that its primary market segment, investments in large value companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

Value stocks tend to be inexpensive based on various measures of their intrinsic value. These stocks are inexpensive because they are out of investor favor for one or more reasons. The goal of the Sub-Adviser is to identify value stocks that will increase in price and ultimately reflect their intrinsic value over time. Risks that may prevent value stocks from appreciating include: the Sub-Adviser's inability to correctly estimate a stock's intrinsic value, the market's inability to realize the stock's intrinsic value over time, or a poorly performing business causes the intrinsic value of the stock to decline.

The Fund is non-diversified and invests in a limited number of securities, typically 20 to 40 stocks. Therefore, the Fund's investment performance may be more volatile, as it may be more susceptible to risks associated with a single economic, political, or regulatory event than a fund that invests in a greater number of issuers.


This Fund should only be purchased by investors seeking capital appreciation who can withstand the share price volatility of equity investing.


PERFORMANCE INFORMATION


The Fund (Class I Shares) commenced operations on September 28, 2007 and does not have a full calendar year of performance. Therefore, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund intends to compare its performance to the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

------------------------------------------------------------------------------- ---------------- ---------------
                                                                                     Class I         Class II
                                                                                     Shares           Shares
------------------------------------------------------------------------------- ---------------- ---------------
SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
------------------------------------------------------------------------------- ---------------- ---------------
Redemption Fee                                                                      2.00%(1)         2.00%(1)
------------------------------------------------------------------------------- ---------------- ---------------

------------------------------------------------------------------------------- ---------------- ---------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)
------------------------------------------------------------------------------- ---------------- ---------------
Management Fees                                                                      0.75%           0.75%
------------------------------------------------------------------------------- ---------------- ---------------
Other Expenses (2)                                                                   2.25%           2.50%
------------------------------------------------------------------------------- ---------------- ---------------
         Shareholder Service Fees(3)                                                 0.00%           0.25%
------------------------------------------------------------------------------- ---------------- ---------------
Total Annual Operating Expenses                                                      3.00%           3.25%
------------------------------------------------------------------------------- ---------------- ---------------
Fee Waivers and Reimbursements(4)                                                    2.05%           2.05%
------------------------------------------------------------------------------- ---------------- ---------------
Net Total Annual Operating Expenses                                                  0.95%           1.20%
------------------------------------------------------------------------------- ---------------- ---------------

----------
(1) The Fund charges a 2% redemption fee for any redemption or exchange within 90 days of purchase of such shares. For more information about the redemption fee see "Redemption Fee" below.


(2)      "Other Expenses" are estimated for the current fiscal year.


(3) The Shareholder Service Fee is included as part of the Fund's "Other Expenses" and is presented here for information purposes only.


(4) The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 0.95% on Class I Shares and 1.20% for Class II Shares until September 25, 2010. If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent such a recapture does not cause the fees and expenses to exceed the applicable expense limitation.


For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

 --------------------------------------- ----------------- ------------------
                                              1 YEAR            3 YEARS
 --------------------------------------- ----------------- ------------------
 CLASS I SHARES                                $ 97              $303
 --------------------------------------- ----------------- ------------------
 CLASS II SHARES                               $122              $381
 --------------------------------------- ----------------- ------------------

PORTFOLIO COMPOSITION

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of this 80% Policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

PORTFOLIO TURNOVER - The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser's or Sub-Adviser's control. These transactions will increase the Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher net taxable gain for shareholders and may reduce the Fund's returns.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies. The Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may, to a lesser extent, invest in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (the "SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.


The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If the Fund invests in this manner, it may not achieve its investment objective.

INFORMATION ABOUT PORTFOLIO HOLDINGS


A complete schedule of the Fund's portfolio holdings, current as of month-end, will be available on the Fund's website at www.bhrfunds.com no earlier than 10 days after the end of each calendar month. This information will remain available on the website until the Fund files with the Securities and Exchange Commission its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.


INVESTMENT ADVISER


BHR Fund Advisors, LP (the "Adviser" or "BHR") serves as the investment adviser to the Fund. The Adviser's principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn PA 19312. As of December 31, 2007, BHR had approximately $27.3 million in assets under management. Subject to the Board of Trustees' supervision, BHR continuously reviews, supervises and administers the Fund's investment programs. BHR also ensures compliance with the Fund's investment policies and guidelines.

For its services, the Adviser is entitled to a fee of 0.75%, which is calculated daily and paid monthly based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for Class I and Class II Shares of the Fund from exceeding 0.95% and 1.20% of average daily net assets, respectively, until September 25, 2010. If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 0.95% and 1.20% for Class I and Class II Shares of the Fund, to recapture any of its prior waivers or reimbursements.


As investment adviser to the Fund, BHR has the ultimate responsibility over any Sub-Adviser and is responsible for the investment performance of the Fund.



INVESTMENT SUB-ADVISER


Mount Lucas serves as Sub-Adviser to the Fund. As Sub-Adviser, Mount Lucas makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of December 31, 2007, Mount Lucas had approximately $1.48 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser.

A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund's annual report to shareholders for the period ending September 30, 2007.


INVESTMENT TEAM

The Fund is managed by a team of investment professionals. All members of the investment team play an equal part in overseeing the quantitative computer model that selects the Fund's investments. The members of the Fund's management team include:

TIMOTHY J. RUDDEROW
President, Mount Lucas Management Corp.; 1986 - Present.
M.B.A. - Management Analysis Drexel University
B.A. - Mathematics - Rutgers University

ROGER E. ALCALY, PH.D.
Principal, Mount Lucas Management Corp.; 1990 - Present
Ph.D. - Economics Princeton University
B.A. - Amherst College

ADAM J. BERGER, PH.D.
Director of Research, Mount Lucas Management Corporation; May, 2004 - Present President, PQI; September, 2003 - April, 2004
Frontier Wealth Management; July, 2002 - August, 2003
President and Founder, Lattice Financial, LLC; June, 1996 - March, 2003
Ph.D. - Statistics and Operations Research Princeton University; May, 1995 Strategic Planning Associates; September, 1988 - June, 1990
B.A. Mathematics - Yale University; May, 1988

NAN Q. LU, PH.D.
Senior Research Analyst, Mount Lucas Management Corporation; 2004 - Present Principal, PQI; September, 2003 - April, 2004
Founding Partner, Frontier Wealth Management; July, 2002 - August, 2004
Research Analyst, Lattice Financial LLC; July, 2001 - July, 2002
M.B.A.- Princeton University; June, 2001
Ph.D.- Computational Fluid Dynamics The Johns Hopkins University; November, 1990 City College of New York; January, 1984

The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

PERFORMANCE OF COMPARABLE ACCOUNTS

Mount Lucas has experience in managing other accounts with substantially similar investment objectives, policies, and principal investment strategies as the Fund. The table below is designed to show you how a composite of all similar accounts managed by Mount Lucas performed over the period shown. In each case, the accounts comprising the composite have investment objectives, policies and strategies that are substantially similar to those of the Fund. The Mount Lucas composite excludes certain private funds that engage in leveraging which would have a disproportionate impact on performance. As a result, the private funds are not considered to have substantially similar strategies as the Fund and are excluded from the Mount Lucas composite.



MOUNT LUCAS U.S. FOCUSED EQUITY COMPOSITE (AS OF DECEMBER 31, 2007)
-------------------------------------------------- ------------------------------------ ---------------------
                                                      U.S. FOCUSED EQUITY COMPOSITE           S&P 500
                                                                                                INDEX
-------------------------------------------------- ------------------------------------ ---------------------
Year Ended December 31, 2007                                      9.76%                        5.49%
-------------------------------------------------- ------------------------------------ ---------------------
Since Inception (August 1, 2006 - December 31,                   17.56%                       12.52%
2007)
-------------------------------------------------- ------------------------------------ ---------------------


This information is designed to demonstrate the historical track record of Mount Lucas. It does not indicate how the Fund has performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.


The performance information has been adjusted to reflect the annual fund operating expenses (after contractual waivers that will be in place until September 25, 2010) of 1.20% of the Fund's average daily net assets. The net returns shown above, as adjusted in the manner described herein, do not exceed the actual performance, net of waivers, of the separate accounts. Accounts contained in the composite also may not be subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code which would have adversely affected the performance results. The aggregate returns of the composite may not reflect the returns of any particular account of Mount Lucas. The returns of the composite were not calculated using SEC standard methodology. Instead, the returns were calculated using Global Investment Performance Standards ("GIPS"), although the Sub-Adviser is not a GIPS-compliant firm.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange BHR Fund Shares.

Class I Shares of the Fund are for certain individual investors and institutional investors investing for their own or their customers' accounts.

Class II Shares of the Fund are for investments made through financial institutions or intermediaries.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. There are no sales charges when you purchase shares of the BHR Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept third-party checks or credit card purchases.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679

EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

BY WIRE

To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account by wire, wire your money using the instructions set forth below (BE SURE TO INCLUDE THE FUND NAME AND YOUR ACCOUNT NUMBER).

WIRING INSTRUCTIONS:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: BHR Institutional Funds
REF: [Name of Fund]
FBO: [Shareholder Name and Account Number]

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order.

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Fund may telephone you to verify information you have provided. If you do not provide the required information, or if the Fund's representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as we deem reasonable. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the Fund reserves the right to calculate NAV as of the earlier closing time.

HOW THE FUND CALCULATES NAV

The NAV for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES


To purchase Class I Shares of the Fund for the first time, you must invest at least $100,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679

EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

The letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.


If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP"). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.


The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $25,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

The Fund charges a redemption fee for any exchange within 90 days of purchase of such shares. See "Redemption Fee" for more information.

You may exchange Class I Shares of the Fund for Class I Shares of any other BHR Fund. You may exchange Class II Shares of the Fund for Class II Shares of any other BHR Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.


Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund's holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.


The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

         o Shareholders are restricted from making more than 5 "round trips" into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

         o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Purchases and redemptions made through the Fund's Systematic Investment/Withdrawal Plans are exempt from these policies.

Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.


REDEMPTION FEE

The Board of Trustees has approved a short-term redemption fee of 2% for any redemption within 90 days of purchase of shares of the Fund.

The redemption fee will be calculated as a percentage of the net asset value of total redemption proceeds. Those shares held the longest will be treated as being redeemed first. The fee will be paid directly to the Fund from which the shares are redeemed or exchanged and is intended to offset the trading costs, market impact and other costs associated with short-term money movements in and out of the Fund.


The redemption fee may not apply in certain circumstances including the death or disability of a shareholder, shares purchased through reinvested dividends or capital gains, required minimum distributions from any retirement account, systematic investment/withdrawal plan transactions, and periodic rebalancing pursuant to a bona fide asset allocation strategy. Fund shares may be held through omnibus arrangements maintained by intermediaries such as broker-dealers, investment advisers, transfer agents, administrators and insurance companies. Omnibus accounts include multiple investors and such accounts typically provide the funds with a net purchase or redemption request on any given day where the purchases and redemptions of fund shares by the investors are netted against one another. The identity of individual investors whose purchase and redemption orders are aggregated are not known by the Fund. A number of these financial intermediaries may not have the capability to apply the Fund's market timing policies or redemption fee.


CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your account will be "frozen" with respect to additional purchases.


Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV per share next-determined.


However, the Fund reserves the right to close your account at the then-current day's price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Servicing Plan (the "Service Plan") that allows Class II Shares of the Fund to pay service fees to firms that provide services ("Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees at an annual rate not to exceed 0.25% of its Class II Shares' average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION OF FUND SHARES


PFPC Distributors, Inc. (the "Underwriter"), a registered broker-dealer, serves as the principal underwriter of the Fund.

The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.

DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES


The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

DISTRIBUTIONS

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital gain). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of the Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date. These lower rates are currently scheduled to sunset after 2010.


Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

SALES AND EXCHANGES


You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another BHR Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS


The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

BACKUP WITHHOLDING


The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current withholding rate is 28%.


U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS


Nonresident aliens, foreign corporations and other foreign investors in the Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains, and, in the case of distributions attributable to the Fund's taxable year ending on September 30, 2008, net short-term capital gains, of the Fund. The exemption may not apply, however, if the investment in the Fund is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.

Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for the Fund's taxable year ending on September 30, 2008, Fund distributions attributable to U.S.-source interest income of the Fund will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.

In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.


All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities.


Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. This summary is not intended as a substitute for careful tax planning. Additional tax information is provided in the Fund's SAI.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Fund's financial performance since inception. The table that follows presents performance information about Class I shares of the Fund. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund. Information for the fiscal period ended September 30, 2007 has been audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, is included in the Funds' Annual Report, which is available, without charge, upon request. Class II Shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlights information is presented.





MOUNT LUCAS U.S. FOCUSED EQUITY FUND - CLASS I SHARES
------------------------------------------------------------------------- -------------------------
                                                                              FOR THE FISCAL
                                                                               PERIOD ENDED
                                                                            SEPTEMBER 30, 2007(1)
                                                                            ---------------------
NET ASSET VALUE - BEGINNING OF YEAR                                             $    10.00
INCOME FORM INVESTMENT OPERATIONS:
Net investment income                                                                   --
Net realized and unrealized gain on investments                                         --
                                                                                        --
Total from investment operations                                                        --
                                                                                        --
NET ASSET VALUE - END OF PERIOD                                                 $    10.00
                                                                                ==========
TOTAL RETURN                                                                          0.00%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                                            $        0
Operating expenses:
     Before expense reimbursement/waiver                                              0.00%
     After expense reimbursement/waiver                                               0.00%
Net investment income (loss):

     Before expense reimbursement/waiver                                              0.00%
     After expense reimbursement/waiver                                               0.00%
Portfolio turnover rate                                                               0.00%

----------
(1)      The Fund commenced operations on September 28, 2007.

                             BHR INSTITUTIONAL FUNDS

INVESTMENT ADVISER                          LEGAL COUNSEL

BHR Fund Advisors, LP                       Drinker Biddle & Reath LLP
1160 West Swedesford Road                   One Logan Square
Suite 140                                   18th and Cherry Street
Berwyn, PA 19312                            Philadelphia, PA 19103



UNDERWRITER


PFPC Distributors, Inc.
760 Moore Road
Valley Forge, PA  19406


MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and BHR Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

BY TELEPHONE:     1-888-572-0968

BY MAIL:          BHR Institutional Funds
                  C/O PFPC Inc.
                  P.O. Box 9679
                  Providence, RI 02940-9679


BY INTERNET: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund's website at http://www.bhrfunds.com


FROM THE SEC: You can also obtain the SAI, as well as other information about BHR Institutional Funds, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-5850). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


BHR INSTITUTIONAL FUNDS' INVESTMENT COMPANY ACT REGISTRATION NUMBER IS
811-21913.

                             BHR INSTITUTIONAL FUNDS

                                   PROSPECTUS


                                JANUARY 31, 2008


                     SMITH GROUP LARGE CAP CORE GROWTH FUND

                                 CLASS I SHARES
                                 CLASS II SHARES



                               INVESTMENT ADVISER:
                              BHR FUND ADVISORS, LP


       THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") HAS NOT APPROVED
 OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS


The Smith Group Large Cap Core Growth Fund (the "Fund") is a separate series of BHR Institutional Funds (the "Trust"), a mutual fund family that offers separate investment portfolios. The portfolios have individual investment goals and strategies and are offered in separate prospectuses. This prospectus gives you important information about Class I Shares and Class II Shares of the Fund that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. For detailed information about the Fund, please see:


                                                                     PAGE
     INFORMATION ABOUT THE FUNDS......................................2
     SMITH GROUP LARGE CAP CORE GROWTH FUND...........................3
     MORE INFORMATION ABOUT RISK......................................7
     MORE INFORMATION ABOUT FUND INVESTMENTS..........................7
     INFORMATION ABOUT PORTFOLIO HOLDINGS.............................8
     INVESTMENT ADVISER...............................................8
     INVESTMENT SUB-ADVISER...........................................8
     INVESTMENT TEAM..................................................8
     PERFORMANCE OF COMPARABLE ACCOUNTS...............................10
     PURCHASING, SELLING AND EXCHANGING FUND SHARES...................11
     OTHER POLICIES...................................................14
     DIVIDENDS AND DISTRIBUTIONS......................................17
     TAXES............................................................17
     FINANCIAL HIGHLIGHTS.............................................21
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         BHR INSTITUTIONAL FUNDS......................................Back Cover

INFORMATION ABOUT THE FUND


The Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.


The Fund has an investment goal and strategies for reaching that goal. The investment adviser (the "Adviser") and the sub-adviser (the "Sub-Adviser") invest the Fund's assets in a way that they believe will help the Fund achieve its objective.

However, investing in the Fund involves risk and there is no guarantee that the Fund will achieve its goal. The Adviser's and Sub-Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser or the Sub-Adviser does, you could lose all or some of your investment in the Fund, just as you could with similar investments. A FUND SHARE IS NOT A BANK DEPOSIT AND IT IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY GOVERNMENT AGENCY.


The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.


The Fund offers Class I and Class II Shares.

SMITH GROUP LARGE CAP CORE GROWTH FUND

FUND SUMMARY

----------------------------------------------- --------------------------------
FUND NUMBER                                     0120 Class I Shares
                                                0220 Class II Shares
----------------------------------------------- --------------------------------
CUSIP NUMBER                                    054964606 Class I Shares
                                                054964705 Class II Shares
----------------------------------------------- --------------------------------
INVESTMENT GOAL                                 Seeks capital appreciation
----------------------------------------------- --------------------------------
INVESTMENT FOCUS                                Large cap U.S. common stocks
----------------------------------------------- --------------------------------
PRINCIPAL INVESTMENT STRATEGY                   Invests in
                                                large capitalization companies
                                                with strong earnings growth
                                                potential.
----------------------------------------------- --------------------------------
INVESTOR PROFILE                                Investors seeking long
                                                term growth of capital who can
                                                withstand the share price
                                                volatility of equity investing.
----------------------------------------------- --------------------------------

PRINCIPAL INVESTMENT STRATEGY


The Fund invests, under normal market conditions, at least 80% of its net assets in U.S. common stocks and other equity securities of large capitalization companies that the Fund's sub-adviser, Smith Asset Management Group, L.P. ("Smith" or the "Sub-Adviser"), believes will have the highest probability of an earnings growth rate that exceeds investor expectations. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. For the purposes of this Fund, large capitalization companies are defined as companies within the range of the capitalization of companies constituting the Russell 1000 Growth Index. As of December 31, 2007, the capitalization range of the Russell 1000 Growth Index was between approximately $624 million and $528 billion. These securities may be traded over the counter or listed on an exchange.


When selecting investments for the Fund, Smith employs quantitative and qualitative analysis to identify high quality companies that they believe have the ability to accelerate earnings growth and exceed investor expectations. The security selection process consists of three steps. Beginning with a universe of large capitalization stocks, Smith's investment team first conducts a series of risk control and valuation screens designed to eliminate those stocks that are highly volatile or are more likely to underperform the market. Smith considers four primary factors when conducting the risk control and valuation screens. Those factors are: Valuation, Financial Quality, Stock Volatility and Corporate Governance.

Stocks that pass the initial screens are then evaluated using a proprietary methodology that attempts to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. In other words, the investment team seeks to identify stocks that are well positioned to benefit from a positive earnings surprise. The process incorporates the following considerations: changes in Wall Street opinions, individual analysts' historical accuracy, earnings quality analysis and corporate governance practices.

The first two screening steps produce a list of eligible companies that are subjected to traditional fundamental analysis to further understand each company's business prospects, earnings potential, strength of management and competitive positioning. The investment team uses the results of this analysis to construct the portfolio for the Fund.

Holdings in the portfolio become candidates for sale if the investment team identifies any negative investment or performance characteristics. Reasons to sell a stock may include: a negative earnings forecast or report, valuation concerns, company officials downward guidance on company performance or earnings or announcement of a buyout.

PRINCIPAL RISKS OF INVESTING IN THE FUND


Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments, which may cause the prices of securities issued by such companies to decline. These factors contribute to price volatility, which is the principal risk of investing in the Fund. You could lose all or some of your investment in the Fund. In addition, common stocks represent a share of ownership in a company, and rank after bonds and preferred stock in their claim on the company's assets in the event of bankruptcy.


The Fund is also subject to the risk that its primary market segment, investments in larger, growing companies, may underperform other market segments or the equity markets as a whole. Moreover, the Sub-Adviser's investment approach may be contrary to general investment opinion at times or otherwise fail to produce the desired result, causing the Fund to underperform funds that also seek capital appreciation but use different approaches to select stocks.

A principal risk of growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If a growth company does not meet these expectations, the price of its stock may decline significantly, even if it has increased earnings. Growth companies also typically do not pay dividends. Companies that pay dividends may experience less significant stock price declines during market downturns.


This Fund should only be purchased by investors seeking capital appreciation. who can withstand the share price volatility of equity investing.


PERFORMANCE INFORMATION


The Fund (Class I Shares) commenced operations on May 31, 2007 and does not have a full calendar year of performance. Therefore, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Fund by showing changes in performance from year to year. Comparison of Fund performance to an appropriate index indicates how the Fund's average annual returns compare with those of a broad measure of market performance. The Fund intends to compare its performance to the S&P 500(R) Index. The S&P 500(R) Index is an unmanaged capitalization-weighted index of 500 stocks designed to measure the performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


----------------------------------------------------------------- ------------------ --------------------
                                                                   Class I Shares      Class II Shares
----------------------------------------------------------------- ------------------ --------------------
ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND
ASSETS)
----------------------------------------------------------------- ------------------ --------------------
Management Fees                                                         0.61%               0.61%
----------------------------------------------------------------- ------------------ --------------------
Other Expenses                                                          7.21%               7.46% (1)
----------------------------------------------------------------- ------------------ --------------------
         Shareholder Service Fees(2)                                    0.00%               0.25%
----------------------------------------------------------------- ------------------ --------------------
Total Annual Operating Expenses                                         7.82%               8.07%
----------------------------------------------------------------- ------------------ --------------------
Fee Waivers and Reimbursements(3)                                       7.03%               7.03%
----------------------------------------------------------------- ------------------ --------------------
Net Total Annual Operating Expenses                                     0.79%               1.04%
----------------------------------------------------------------- ------------------ --------------------

----------
(1) "Other Expenses" for Class II Shares are estimated for the current fiscal year.

(2) The Shareholder Service Fee is included as part of the Fund's "Other Expenses" and is presented here for information purposes only.

(3) The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Operating Expenses from exceeding 0.79% on Class I Shares and 1.04% for Class II Shares until May 31, 2010. If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent such a recapture does not cause the fees and expenses to exceed the applicable expense limitation.


For more information about Investment Management Fees, see "Investment Adviser."

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of those periods.

The example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

------------------------------------------- ------------------- ----------------
                                                  1 YEAR            3 YEARS
------------------------------------------- ------------------- ----------------
CLASS I SHARES                                     $81               $252
------------------------------------------- ------------------- ----------------
CLASS II SHARES                                    $106              $331
------------------------------------------- ------------------- ----------------

PORTFOLIO COMPOSITION

The Fund has a policy to invest, under normal circumstances, at least 80% of the value of its "assets" in certain types of investments suggested by its name (the "80% Policy"). For purposes of this 80% Policy, the term "assets" means net assets plus the amount of borrowings for investment purposes. The Fund must comply with its 80% Policy at the time the Fund invests its assets. Accordingly, when the Fund no longer meets the 80% requirement as a result of circumstances beyond its control, such as changes in the value of portfolio holdings, it would not have to sell its holdings, but any new investments it makes would be consistent with its 80% Policy.

MORE INFORMATION ABOUT RISK

EQUITY RISK - Equity securities include public and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices. In general, investments in equity securities and equity derivatives are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate. An investment in a portfolio of equity securities may be more suitable for long-term investors who can bear the risk of these share price fluctuations.

CHANGE IN MARKET CAPITALIZATION - The Fund may specify in its principal investment strategy a market capitalization range for acquiring portfolio securities. If a security that is within the range for the Fund at the time of purchase later falls outside the range, which may occur because of market growth or depreciation, the Fund may continue to hold the security if, in the Sub-Adviser's judgment, the security remains otherwise consistent with the Fund's investment objective and strategies. However, this change could affect the Fund's flexibility in making new investments.

PORTFOLIO TURNOVER - The Fund may sell its portfolio securities, regardless of the length of time that they have been held, if the Adviser and/or Sub-Adviser determines that it would be in the Fund's best interest to do so. It may be appropriate to buy or sell portfolio securities due to economic, market, or other factors that are not within the Adviser's or Sub-Adviser's control. These transactions will increase the Fund's "portfolio turnover." A 100% portfolio turnover rate would occur if all of the securities in the Fund were replaced during the annual measurement period. High turnover rates generally result in higher brokerage costs to the Fund, may result in higher net taxable gain for shareholders and may reduce the Fund's returns.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Fund's primary strategies. The Fund will normally invest in the types of securities described in this prospectus. In addition to the investments and strategies described in this prospectus, the Fund also may, to a lesser extent, invest in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategy. These investments and strategies, as well as those described in this prospectus, are described in detail in the Fund's Statement of Additional Information (the "SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that the Fund will achieve its investment goal.

The investments and strategies described in this prospectus are those that the Fund uses under normal conditions. During unusual economic or market conditions, or in the event of sizeable cash flows into or out of the Fund, the Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objectives. If the Fund invests in this manner, it may not achieve its investment objective.

INFORMATION ABOUT PORTFOLIO HOLDINGS


A complete schedule of the Fund's portfolio holdings, current as of month-end, will be available on the Fund's website at www.bhrfunds.com no earlier than 10 days after the end of each calendar month. This information will remain available on the website until the Fund files with the Securities and Exchange Commission its semi-annual/annual shareholder report or quarterly portfolio holdings report that includes such period. The Fund may terminate or modify this policy at any time without further notice to shareholders. A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the SAI.


INVESTMENT ADVISER


BHR Fund Advisors, LP (the "Adviser" or "BHR") serves as the investment adviser to the Fund. The Adviser's principal place of business is 1160 West Swedesford Road, Suite 140, Berwyn, PA 19312. As of December 31, 2007, BHR had approximately $27.3 million in assets under management. Subject to the Board of Trustees' supervision, BHR continuously reviews, supervises and administers the Fund's investment programs. BHR also ensures compliance with the Fund's investment policies and guidelines.

For its services, the Adviser is entitled to a management fee of 0.61%, which is calculated daily and paid monthly based on the average daily net assets of the Fund. The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for the Class I Shares and Class II Shares of the Fund from exceeding 0.79% and 1.04% of average daily net assets, respectively until May 31, 2010. If at any point during this period it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 0.79% and 1.04% for the Class I Shares and the Class II Shares of the Fund, to recapture any of its prior waivers or reimbursements.

As investment adviser to the Fund, BHR has responsibility over any Sub-Adviser.

INVESTMENT SUB-ADVISER

Smith serves as Sub-Adviser to the Fund. As Sub-Adviser, Smith makes investment decisions for the Fund and also ensures compliance with the Fund's investment policies and guidelines. As of December 31, 2007, Smith had over $6.1 billion in assets under management. For its services, the Sub-Adviser is paid a fee by the Adviser.


A discussion regarding the basis for the Board of Trustees approving the investment management agreement and sub-advisory agreement is available in the Fund's annual report to shareholders for the period ending September 30, 2007.

INVESTMENT TEAM

The Fund is managed by a team of investment professionals headed by Stephen S. Smith. Although Mr. Smith is primarily responsible for making investment decisions for the Fund, all members of the investment team, regardless of title, play an integral part in generating investment ideas and are involved in making securities recommendations for the Fund. The members of the Fund's management team include:

STEPHEN S. SMITH
Chief Executive Officer and Chief Investment Officer,
Smith Asset Management Group, L.P.; 1995 - Present.
M.B.A. - University of Alabama
B.S. Industrial Engineering - University of Alabama
Chartered Financial Analyst (CFA) awarded in 1981.
Member of the CFA Institute and the Dallas Society of Financial Analysts.

JOHN D. BRIM, CFA
Portfolio Manager, Smith Asset Management Group, L.P.; 1998 - Present B.S. Economics - Texas A&M University
Chartered Financial Analyst (CFA) awarded in 1998.
Member of the CFA Institute and the CFA Society of Dallas-Ft. Worth

ROYCE W. MEDLIN, CFA
Portfolio Manager, Smith Asset Management Group, L.P.; 2006 - Present President and Portfolio Manager, Belmont Wealth Management; 2002 - 2005 B.S. International Trade - Texas Tech University
M.B.A. - Texas Christian University
Member of the CFA Institute


JOHN D. INGLE, JR.
Portfolio Manager, Smith Asset Management Group, L.P.; January 2004 - Present Vice President and Senior Portfolio Manager, The Bank of Texas 2002 - 2004 Senior Vice President and Portfolio Manager, Bank of America; 1991 - 2002 B.B.A
- University of Oklahoma 1965 M.B.A - University of Pennsylvania's Wharton School of Finance 1967 Member of the CFA Institute and the CFA Society


A. MICHELLE PRYOR, CFA
Portfolio Manager, Smith Asset Management Group, L.P.; 1998 - Present B.S. Accounting - University of Mississippi 1997
Chartered Financial Analyst (CFA) awarded in 2001.
Member of the CFA Institute and the CFA Society of Dallas


The Fund's SAI provides additional information about the portfolio managers' compensation, other accounts managed by the portfolio managers and the portfolio managers' ownership of securities in the Fund.

PERFORMANCE OF COMPARABLE ACCOUNTS

Smith has substantial experience in managing other accounts with substantially similar investment objectives, policies, and principal investment strategies as the Smith Group Large Cap Core Growth Fund. The tables below are designed to show you how the composite of all similar large cap core growth equity accounts managed by Smith performed over various periods in the past. In each case, the accounts comprising the composite have investment objectives, policies and strategies that are substantially similar to those of the Fund. This performance history is net of all fees (including any sales loads) charged to investors in the accounts constituting the composites. The returns of the indices assume all dividends and distributions have been reinvested.

SMITH LARGE CAP CORE/GROWTH


AVERAGE ANNUAL RETURNS (PERIODS ENDING 12/31/07)




-------------------------------------------------- ------------------------------------ ---------------------
                                                          LARGE CAP CORE/GROWTH               S&P 500
                                                                COMPOSITE                      INDEX
-------------------------------------------------- ------------------------------------ ---------------------
1 Year Annual Return                                             14.86%                        5.49%
-------------------------------------------------- ------------------------------------ ---------------------
3 Year Average Annual Return                                     12.51%                        8.62%
-------------------------------------------------- ------------------------------------ ---------------------
5 Year Average Annual Return                                     16.93%                        12.83%
-------------------------------------------------- ------------------------------------ ---------------------
10 Year                                                           8.27%                        5.91%
-------------------------------------------------- ------------------------------------ ---------------------

AVERAGE ANNUAL RETURNS - 1998 TO 2007 (AS OF 12/31)




---------------------------------------- ----------------------------------- --------------------------------
                                               LARGE CAP CORE/GROWTH                     S&P 500
                                                     COMPOSITE                            INDEX
---------------------------------------- ----------------------------------- --------------------------------
2007                                                   14.86%                             5.49%
---------------------------------------- ----------------------------------- --------------------------------
2006                                                   9.18%                             15.80%
---------------------------------------- ----------------------------------- --------------------------------
2005                                                   13.56%                             4.88%
---------------------------------------- ----------------------------------- --------------------------------
2004                                                   12.91%                            10.83%
---------------------------------------- ----------------------------------- --------------------------------
2003                                                   35.92%                            28.71%
---------------------------------------- ----------------------------------- --------------------------------
2002                                                  -20.74%                            -22.15%
---------------------------------------- ----------------------------------- --------------------------------
2001                                                   -9.06%                            -11.91%
---------------------------------------- ----------------------------------- --------------------------------
2000                                                   5.92%                             -9.15%
---------------------------------------- ----------------------------------- --------------------------------
1999                                                   11.28%                            21.05%
---------------------------------------- ----------------------------------- --------------------------------
1998                                                   19.20%                            28.56%
---------------------------------------- ----------------------------------- --------------------------------

This information is designed to illustrate the historical performance track record of Smith Asset Management Group, L.P. It does not indicate how the Fund has performed or will perform in the future. Performance will vary based on many factors, including market conditions, the composition of the Fund's holdings and the Fund's expenses.


The Smith composite includes accounts managed by Smith that pay lower expenses than those paid by shareholders of the Fund. Higher expenses reduce returns to investors. The use of the Fund's expense structure would have lowered the performance results. Accounts contained in the composite also may not be subject to the diversification rules, tax restrictions and investment limits under the Investment Company Act of 1940 or Subchapter M of the Internal Revenue Code which would have adversely affected the performance results. The aggregate returns of the composite may not reflect the returns of any particular account of Smith. The returns of the composite were not calculated using SEC standard methodology. Instead, the returns were calculated using Global Investment Performance Standards. Effective January 1, 2006, Smith began to exclude its separately managed account wrap business from the composite. Smith represents that such exclusion does not cause the returns shown above to be misleading.


PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange BHR Fund Shares.

Class I Shares of the Fund are for certain individual investors and institutional investors investing for their own or their customers' accounts.

Class II Shares of the Fund are for investments made through financial institutions or intermediaries.

HOW TO PURCHASE FUND SHARES

To purchase shares directly from the Fund, complete and send in an application. If you need an application or have questions, please call 1-888-572-0968. There are no sales charges when you purchase shares of the BHR Institutional Funds.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Fund does not accept purchases made by cash or certain cash equivalents (for instance, you may not pay by money order or traveler's check). The Fund does not accept third-party checks or credit card purchases.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Fund reserves the right to reject any specific purchase order, including exchange purchases, for any reason. The Fund is not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Fund's policy on short-term trading, see "Market Timing Policies and Procedures."

The Fund does not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Fund subject to the satisfaction of enhanced due diligence. Please contact the Fund for more information.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679

EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

BY WIRE

To open an account by wire, first call 1-888-572-0968 for details. To add to an existing account by wire, wire your money using the instructions set forth below (BE SURE TO INCLUDE THE FUND NAME AND YOUR ACCOUNT NUMBER):

WIRING INSTRUCTIONS:

PNC Bank, Philadelphia, PA
ABA #031000053
A/C 8611724522
RE: BHR Institutional Funds
REF: [Name of Fund]
FBO: [Shareholder Name and Account Number]

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange ("NYSE") is open for business (a Business Day). Shares cannot be purchased by Federal Reserve wire on days when either the NYSE or the Federal Reserve is closed.

The price per share (the offering price) will be the net asset value per share ("NAV") next determined after the Fund receives your purchase order.

The Fund calculates NAV once each Business Day as of the regularly scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). For you to receive the current Business Day's NAV, the Fund or a designated intermediary must receive your purchase order in proper form before 4:00 p.m., Eastern Time. Proper form requires that the purchaser provide a completed and signed account application, including the purchaser's name, street address, tax identification number, and other identification required by law or regulation. You may be required to provide photo identification such as a driver's license or passport, and a representative of the Fund may telephone you to verify infm,kormation you have provided. If you do not provide the required information, or if the Fund's representatives are unable to verify your identity, the Fund reserves the right to close your account or take such other steps as we deem reasonable. If the NYSE closes early - such as on days in advance of certain generally observed holidays - the Fund reserves the right to calculate NAV as of the earlier closing time.


HOW THE FUND CALCULATES NAV

The NAV for a Fund share is the value of that share's portion of all of the net assets of the Fund. The Fund calculates its NAV once each Business Day as of the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m. Eastern Time). In calculating NAV, the Fund generally values its investment portfolio at market price. If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Board of Trustees. The Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

Although the Fund invests primarily in the stocks of U.S. companies that are traded on U.S. exchanges, there may be limited circumstances in which the Fund would price securities at fair value - for example, if the exchange on which a portfolio security is principally traded closed early or if trading in a particular security was halted during the day and did not resume prior to the time the Fund calculated its NAV.

MINIMUM PURCHASES

To purchase Class I Shares of the Fund for the first time, you must invest at least $100,000. To purchase Class II Shares of the Fund for the first time, you must invest at least $50,000. There is no minimum for subsequent investments. The Fund may accept investments of smaller amounts at its discretion.

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Fund directly by mail or telephone at 1-888-572-0968. To redeem your shares by phone you must select telephone privileges when you open your account.

BY MAIL

REGULAR MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
P.O. Box 9679
Providence, RI 02940-9679

EXPRESS MAIL ADDRESS:

BHR Institutional Funds
C/O PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860-1427

The letter must include your name, the name of the Fund and account number and the amount of your request. All owners of the account must sign the letter. All proceeds will be wired to your pre-designated bank account or sent by check to the address of record.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.


If you would like to have your sale proceeds sent to a third party or an address other than your own, you must submit written instructions accompanied by a medallion signature guarantee by a guarantor institution that is acceptable to the transfer agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association participating in a recognized signature guarantee program such as the Securities Transfer Agents Medallion Program ("STAMP"), Stock Exchanges Medallion Program ("SEMP") and New York Stock Exchange, Inc. Medallion Signature Program ("MSP"). Signature guarantees that are not part of these programs will not be accepted. You must indicate the Fund name and class, your account number and your name.

In addition, you will need to provide a medallion signature guarantee for wire redemptions made within 30 days of changing your bank account information and for check redemptions made within 30 days of changing your mailing address. A medallion signature guarantee is a formal certification offered by firms participating in the Medallion STAMP Program that guarantees a signature is original and authentic.


The sale price of each share will be the NAV next determined after the Fund (or an authorized broker) receives your request.

RECEIVING YOUR MONEY

Normally, the Fund will send your sale proceeds within seven days after the Fund receives your request. Your proceeds can be wired to your bank account (subject to a $10 fee) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Fund generally pays sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (or for the protection of the Fund's remaining shareholders) the Fund might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). If your shares are redeemed in kind, you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you will continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until you sell them. The Fund may also redeem in kind to discourage short-term trading of shares.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

If your account balance drops below $25,000 because of redemptions you may be required to sell your shares. The Fund will provide you at least 30 days written notice to give you sufficient time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES


The Fund may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day by contacting the Fund directly by mail or telephone by calling 1-888-572-0968. This exchange privilege may be changed or canceled at any time upon 60 days written notice.

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Fund may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Fund. For more information about the Fund's policy on excessive trading, see "Market Timing Policies and Procedures."

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request.

You may exchange Class I Shares of the Fund for Class I Shares of any other BHR Fund. You may exchange Class II Shares of the Fund for Class II Shares of any other BHR Fund.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Fund has certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Fund is not responsible for any losses or costs incurred by following telephone instructions the Fund reasonably believes to be genuine. If you or your financial institution transact with the Fund over the telephone, you will generally bear the risk of any loss.

OTHER POLICIES

MARKET TIMING POLICIES AND PROCEDURES

The Fund is intended for long-term investment purposes only and discourages shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Fund may present risks to the Fund's long-term shareholders, all of which could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Fund's investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Fund to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.


Frequent trading by certain shareholders may dilute the value of Fund shares held by other shareholders, particularly with respect to securities that trade in lower volumes. In addition, because frequent trading may cause the Fund to attempt to maintain higher cash positions, changes to the Fund's holdings in response to frequent trading may impact the market prices of such relatively thinly traded securities held by the Fund.


The Fund will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Fund's policies and procedures described in this prospectus and approved by the Fund's Board of Trustees. For purposes of applying these policies, the Fund may consider the trading history of accounts under common ownership or control. As these policies and procedures are currently applied:

         o Shareholders are restricted from making more than 5 "round trips" into or out of the Fund in any calendar year. If a shareholder exceeds this amount, the Fund may, at its discretion, reject any additional purchase or exchange orders. The Fund defines a round trip as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund.

         o The Fund reserves the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or its Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Fund seeks to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Fund's long-term shareholders. Purchases and redemptions made through the Fund's Systematic Investment/Withdrawal Plans are exempt from these policies.


Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Fund will occur, particularly with respect to trades placed by shareholders that invest in the Fund through omnibus accounts maintained by brokers, retirement plan accounts and other financial intermediaries. The Fund and its service providers may, in certain circumstances, request access to information about individual shareholder transactions made through such omnibus arrangements. However, the Fund cannot assure that its policies will be enforced with regard to those Fund shares held through such omnibus arrangements (which may represent a majority of Fund shares) or otherwise, and as a result frequent trading could adversely affect the Fund and its long-term shareholders as discussed above.


CUSTOMER IDENTIFICATION AND VERIFICATION

Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Fund will ask your name, address, date of birth, and other information that will allow the Fund to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account. The Fund is required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Fund is required to collect documents to fulfill its legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity. Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information is unable to be obtained within a timeframe established in the sole discretion of the Fund your account will be "frozen" with respect to additional purchases.


Upon receipt of your application in proper form, your investment will be accepted and your order will be processed at the NAV next-determined.

However, the Fund reserves the right to close your account at the then-current day's price if they are unable to verify your identity. Attempts to verify your identity will be performed within a timeframe established in the sole discretion of the Fund. If the Fund cannot verify your identity, the Fund reserves the right to liquidate your account at the then-current day's price and remit proceeds to you via check. The Fund reserves the further right to hold your proceeds until your original check clears the bank. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.


ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Fund's overall obligation to deter money laundering under federal law. The Fund has adopted an anti-money laundering compliance program designed to prevent the Fund from being used for money laundering or the financing of illegal activities. In this regard, the Fund reserves the right to (i) refuse, cancel or rescind any purchase or exchange order, (ii) freeze any account and/or suspend account services or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Servicing Plan (the "Service Plan") that allows Class II Shares of the Fund to pay service fees to firms that provide services ("Service Providers"). Under the Service Plan, if a Service Provider provides shareholder services, including responding to shareholder inquiries and assisting shareholders with their accounts, the Fund may pay shareholder service fees at an annual rate not to exceed 0.25% of its Class II Shares' average daily net assets. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of charges.

DISTRIBUTION OF FUND SHARES


PFPC Distributors, Inc. (the "Underwriter"), a registered broker-dealer, serves as the principal underwriter of the Fund.

The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates are permitted to make payments relating to distribution, servicing and sales support activities out of their profits or other sources available to them (and not as an additional charge to the Fund). The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay affiliated and unaffiliated service organizations compensation for the sale and distribution of shares of the Fund or for other services to the Fund and shareholders. These payments ("Additional Payments") would be in addition to Fund payments described in this prospectus and may be a fixed dollar amount, may be based on the number of customer accounts maintained by the service organization, or may be based on a percentage of the value of shares sold to, or held by, customers of the service organization. The aggregate amount of Additional Payments may be substantial. The Additional Payments include amounts that are sometimes referred to as "revenue sharing" payments. In some circumstances, these revenue sharing payments may create an incentive for a service organization, its employees or associated persons to recommend or sell shares of the Fund to you. Please contact your service organization for details about Additional Payments it may receive. For more information on Additional Payments, see the SAI. The Adviser and Sub-Adviser do not direct portfolio transactions to broker-dealers in exchange for sales of Fund shares or to receive preferential marketing treatment. The Fund may reimburse the Adviser for Additional Payments.


DIVIDENDS AND DISTRIBUTIONS

The Fund distributes its net investment income and makes distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES


The following is a summary of certain U.S. tax considerations relevant under current law, which may be subject to change in the future. Except where otherwise indicated, the discussion relates to investors who are individual U.S. citizens or residents. You should consult your tax adviser for further information regarding federal, state, local and foreign tax consequences relevant to your specific situation.

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of net long-term capital gain over net short-term capital gain). In general, the Fund's distributions will be taxable to you for federal, state and local income tax purposes. Distributions are taxable whether they are received in cash or reinvested in Fund shares. For federal tax purposes, Fund distributions attributable to short-term capital gains and net investment income are taxable to you as ordinary income. Distributions attributable to any excess of net long-term capital gains of the Fund over net short-term capital losses generally are taxable to you as long-term capital gains. This is true no matter how long you own your shares.

DISTRIBUTIONS

Under current provisions of the Internal Revenue Code (the "Code"), the maximum long-term capital gain tax rate applicable to individuals, estates, and trusts is 15%. Also, Fund distributions to noncorporate shareholders attributable to dividends received by the Fund from U.S. and certain foreign corporations will generally be taxed at the long-term capital gain rate of 15%, as long as certain other requirements are met. The amount of the Fund's distributions that qualify for this favorable tax treatment may be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or "non-qualified" foreign corporations. For these lower rates to apply to Fund distributions, you must have owned Fund shares for at least 61 days during the 121-day period beginning 60 days before the Fund's ex-dividend date. These lower rates are currently scheduled to sunset after 2010.


Although distributions are generally treated as taxable to you in the year they are paid, distributions declared in October, November or December but paid in January are taxable as if they were paid on December 31.

A percentage of the Fund's dividends paid to corporate shareholders may be eligible for the corporate dividends-received deduction. This percentage may, however, be reduced as a result of the Fund's securities lending activities, by a high portfolio turnover rate or by investments in debt securities or foreign corporations.

You should note that if you purchase shares of the Fund just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This adverse tax result is known as "buying into a dividend."

SALES AND EXCHANGES


You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange of your class of shares for the same class of shares of another BHR Fund, in an amount equal to the difference between your tax basis in the shares and the amount you receive for them. Generally, this gain or loss is long-term or short-term depending on whether your holding period exceeds twelve months, except that any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a disposition of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares acquired.

IRAS AND OTHER TAX-QUALIFIED PLANS


The one major exception to the tax principles described above is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

BACKUP WITHHOLDING


The Fund may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The current withholding rate is 28%.


U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS


Nonresident aliens, foreign corporations and other foreign investors in the Fund will generally be exempt from U.S. federal income tax on Fund distributions attributable to net capital gains and in the case of distributions attributable to the Fund's taxable year ending on September 30, 2008, net short-term capital gains of the Fund. The exemption may not apply, however, if the investment in the Fund is connected to a trade or business of the foreign investor in the United States or if the foreign investor is present in the United States for 183 days or more in a year and certain other conditions are met.


Fund distributions attributable to other categories of Fund income, such as dividends from portfolio companies, will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however, be reduced (and, in some cases, eliminated) under an applicable tax treaty between the United States and a shareholder's country of residence or incorporation, provided that the shareholder furnishes the Fund with a properly completed Form W-8BEN to establish entitlement for these treaty benefits. Also, for the Fund's taxable year ending on September 30, 2008, Fund distributions attributable to U.S.-source interest income of the Fund will be exempt from U.S. federal income tax for foreign investors, but they may need to file a federal income tax return to obtain a refund of any withholding taxes.

In subsequent taxable years, the exemption of foreign investors from U.S. federal income tax on Fund distributions attributable to U.S.-source interest income and short-term capital gains will be unavailable, but distributions attributable to long-term capital gains will continue to be exempt.


All foreign investors should consult their own tax advisors regarding the tax consequences in their country of residence of an investment in the Fund.

STATE AND LOCAL TAXES

You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on U.S. government securities.


Your investment in the Fund could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Fund. This short summary is not intended as a substitute for careful tax planning. Additional tax information is provided in the Fund's SAI.

FINANCIAL HIGHLIGHTS

The following financial highlights are intended to help you understand the Fund's financial performance since inception. The table that follows presents performance information about Class I Shares of the Fund. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund. Information for the fiscal period ended September 30, 2007 has been audited by Briggs, Bunting & Dougherty LLP, whose report, along with the Fund's financial statements, is included in the Funds' Annual Report, which is available, without charge, upon request. Class II Shares of the Fund have not commenced operations as of the date of this prospectus, and therefore no financial highlights information is presented.

SMITH GROUP LARGE CAP CORE GROWTH FUND - CLASS I SHARES
--------------------------------------------------------------------------------
                                                             FOR THE FISCAL
                                                              PERIOD ENDED
                                                           SEPTEMBER 30, 2007(1)
                                                           ---------------------
NET ASSET VALUE - BEGINNING OF YEAR                        $       10.00
INCOME FORM INVESTMENT OPERATIONS:
Net investment income                                               0.01
Net realized and unrealized gain on investments                     0.30
                                                           -------------
Total from investment operations                                    0.31
                                                           -------------
NET ASSET VALUE - END OF PERIOD                            $       10.31
                                                           =============
TOTAL RETURN                                                        3.10%

RATIOS (TO AVERAGE NET ASSETS)/ SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)                       $      15,405
Operating expenses:
     Before expense reimbursement/waiver                            7.82%**
     After expense reimbursement/waiver                             0.79%**
Net investment income (loss):

     Before expense reimbursement/waiver                           (6.24%)**
     After expense reimbursement/waiver                             0.79%**
Portfolio turnover rate                                            11.99%*
----------
(1)      The Fund commenced operations on May 31, 2007.
*        Non-Annualized.
**       Annualized.

                             BHR INSTITUTIONAL FUNDS

INVESTMENT ADVISER                          LEGAL COUNSEL

BHR Fund Advisors, LP                       Drinker Biddle & Reath LLP
1160 West Swedesford Road                   One Logan Square
Suite 140                                   18th and Cherry Street
Berwyn, PA 19312                            Philadelphia, PA 19103




UNDERWRITER


PFPC Distributors, Inc.
760 Moore Road
Valley Forge, PA 19406

MORE INFORMATION ABOUT THE FUND IS AVAILABLE WITHOUT CHARGE THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI includes detailed information about the Fund and BHR Institutional Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain an SAI, annual or semi-annual report, without charge, upon request, or to request other information about the Fund or to make shareholder inquiries:

BY TELEPHONE:     1-888-572-0968

BY MAIL:          BHR Institutional Funds
                  c/o PFPC Inc.
                  P.O. Box 9679
                  Providence, RI 02940-9679


BY INTERNET: The Fund makes available the SAI, annual report and semi-annual reports free of charge on the Fund's website at http://www.bhrfunds.com

FROM THE SEC: You can also obtain the SAI, as well as other information about BHR Institutional Funds, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-5850). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.


BHR INSTITUTIONAL FUNDS' INVESTMENT COMPANY ACT REGISTRATION NUMBER IS
811-21913.

                       STATEMENT OF ADDITIONAL INFORMATION

                                JANUARY 31, 2008

                       CLARIVEST INTERNATIONAL EQUITY FUND

                       CLARIVEST SMID CAP CORE GROWTH FUND

                    EACH A SERIES OF BHR INSTITUTIONAL FUNDS

                               INVESTMENT ADVISER:
                      BHR FUND ADVISORS, LP (THE "ADVISER")

                                  SUB-ADVISER:
               CLARIVEST ASSET MANAGEMENT LLC (THE "SUB-ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the BHR Institutional Funds (the "Trust"), the ClariVest International Equity Fund (the "International Equity Fund"), and the ClariVest SMid Cap Core Growth Fund (the "SMid Cap Core Growth Fund") (each, a "Fund" and, together, the "Funds"). This SAI should be read in conjunction with the prospectus dated January 31, 2008 for the International Equity Fund and SMid Cap Core Growth Fund. The prospectus may be obtained by calling 1-888-572-0968 or on the Trust's website at www.bhrfunds.com.

                                TABLE OF CONTENTS

THE TRUST ...................................................................S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES .............S-1
DESCRIPTION OF PERMITTED INVESTMENTS ........................................S-2
INVESTMENT LIMITATIONS .....................................................S-12
ADVISER ....................................................................S-14
SUB-ADVISER ................................................................S-15
SHAREHOLDER SERVICING ......................................................S-17
ADMINISTRATOR ..............................................................S-17
PRINCIPAL UNDERWRITER ......................................................S-18
TRANSFER AGENT .............................................................S-18
CUSTODIAN ..................................................................S-19
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................S-19
LEGAL COUNSEL ..............................................................S-19
TRUSTEES AND OFFICERS OF THE TRUST .........................................S-19
PRINCIPAL SHAREHOLDERS .....................................................S-23
PURCHASING AND REDEEMING SHARES ............................................S-24
DETERMINATION OF NET ASSET VALUE ...........................................S-25
TAXES ......................................................................S-26
FUND TRANSACTIONS ..........................................................S-27
PORTFOLIO HOLDINGS .........................................................S-28
DESCRIPTION OF SHARES ......................................................S-29
SHAREHOLDER LIABILITY ......................................................S-30
DIVIDEND RIGHTS ............................................................S-30
LIMITATION OF TRUSTEES' LIABILITY ..........................................S-30
PROXY VOTING ...............................................................S-30
CODE OF ETHICS .............................................................S-30
FINANCIAL STATEMENTS .......................................................S-31
APPENDIX A -RATINGS .........................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES ...........................B-1

THE TRUST

GENERAL. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the "Declaration of Trust") dated June 2, 2006, as the same may be amended from time to time. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares within each fund. The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund and/or share class shall be payable solely out of the assets of that fund and/or share class. Expenses not attributable to a specific fund and/or share class are allocated across all of the funds on the basis of relative net assets. This SAI relates only to the Funds and not to any other funds of the Trust.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. Each Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate each Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if a Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds' respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

CLARIVEST INTERNATIONAL EQUITY FUND. The Fund seeks long term growth of capital. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

As its principal investment strategy, the Fund invests primarily in securities of international companies as described in the prospectus. Consistent with Rule 35d-1 under the 1940 Act regarding the use of certain mutual fund names ("Rule 35d-1"), the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of companies that are located outside of the U.S. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

CLARIVEST SMID CAP CORE GROWTH FUND. The Fund seeks long term growth of capital. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the 1940 Act.

As its principal investment strategy, the Fund invests primarily in securities of small and mid capitalization companies as described in the prospectus. Consistent with Rule 35d-1 under the 1940 Act regarding the use of certain mutual fund names ("Rule 35d-1"), the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of companies that are small and mid capitalization companies. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under Securities and Exchange Commission (the "SEC") regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Funds may invest since such contracts generally have remaining maturities of less than one-year. The Funds may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. Each Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with that Fund's investment objective and permitted by the Fund's stated investment policies. Unless otherwise noted, the following investments are non-principal investments of the Funds.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are

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alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject a Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. As part of their principal investment strategies, the Funds invest in equity securities, primarily in the form of common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of a Fund to fluctuate. The Funds purchase equity securities on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible

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     securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. To the extent consistent with their principal investment strategies, the Funds may invest in small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FOREIGN SECURITIES. As part of its principal investment strategy, the ClariVest International Equity Fund invests in foreign securities. In addition, the ClariVest SMid Cap Core Growth Fund may invest a portion of its assets in foreign securities. Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property. Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States' companies. Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States' companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The International Equity Fund may invest in emerging market countries. Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the International Equity Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

MONEY MARKET SECURITIES. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund's objectives. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury;
(ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Funds may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

     o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of a Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. A Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by a Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

     o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

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REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with financial institutions. The Funds each follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by a Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, the exercising of each Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of each of the Funds, not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of each of the Funds in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which a Fund can invest in securities of other investment companies. A Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act, rule, or SEC staff interpretations thereunder.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Each Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Funds may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Funds, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Funds, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Funds are not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When a Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, a Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts' full notional value (in the case of contracts that are not required to "cash settle") or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.


Each Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. Each Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

Each Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. Each Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. Each Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. Each Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Funds' use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser's or Sub-Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Funds' exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. Each Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations." A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, each Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

Each Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that a Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of a Fund's securities or by a decrease in the cost of acquisition of securities by a Fund.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

Each Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

All options written on indices or securities must be covered. When a Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Each Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When a Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which a Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which a Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

Each Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, each Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of each Fund's investments. In determining the liquidity of a Fund's investments, the Adviser may consider various factors, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). Each Fund will not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. As consistent with each Fund's investment objectives, each Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

LENDING OF PORTFOLIO SECURITIES. Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Funds' Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of each Fund (including the loan collateral). Each Fund will not lend portfolio securities to the Adviser, Sub-Adviser or their respective affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

Each Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, each Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with each Fund's investment objectives, each Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Until the security is replaced, a Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Uncovered short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

BORROWING. The Funds may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of a Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, a Fund's assets may change in value during the time the borrowing is outstanding. The Funds may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Funds may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

INITIAL PUBLIC OFFERINGS ("IPOS"). Due to the typically small size of the IPO allocation available to the Funds and the nature and market capitalization of the companies involved in IPOs, a Fund's Adviser or Sub-Adviser will often purchase IPO shares that would qualify as a permissible investment for a Fund but will, instead, decide to allocate those IPO purchases to other funds it advises. Because IPO shares frequently are volatile in price, the Funds may hold IPO shares for a very short period of time. As a Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. This may increase the turnover of a Fund's portfolio and may lead to increased expenses to a Fund, such as commissions and transaction costs. By selling shares of an IPO, a Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Funds that cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

Each Fund may not:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. With respect to the restriction under number 3 above, the Funds may borrow money from banks as permitted under the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Trustees without shareholder approval. No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of a Fund's total assets.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts;
(iii) make short sales "against the box"; and (iv) make short sales in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6. Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

In addition, each Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

ADVISER

GENERAL. BHR Fund Advisors, LP is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2006 and offers investment management services for investment companies. The Adviser is controlled by Northern Lights Ventures, LLC ("Northern Lights"). Northern Lights provides consulting and capital to the investment management industry.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser for the Funds and continuously reviews, supervises and administers the respective investment programs of each Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Adviser has selected and monitors the Sub-Adviser who makes investment decisions for the Funds. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days' written notice. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% and 0.85% of the average daily net assets of the International Equity Fund and SMid Cap Core Growth Fund, respectively. The

Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total annual operating expenses of the International Equity Fund Class I and Class II Shares and SMid Cap Core Growth Fund Class I and Class II Shares from exceeding 0.99%, 1.24%, 1.00% and 1.25%, respectively, until March 1, 2010. If at any point through March 1, 2010 of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waiver reimbursements to the extent such a recapture does not cause the fees and expenses to exceed 0.99% and 1.24% for the International Equity Fund Class I and Class II Shares and 1.00% and 1.25% for the SMid Cap Core Growth Fund Class I and Class II Shares.

For the fiscal year ended September 30, 2007, the Adviser received advisory fees in the amount of $6,358 and waived fees in the amount of $180,164.

SUB-ADVISER

ClariVest Asset Management LLC serves as Sub-Adviser to the ClariVest International Equity Fund and the ClariVest SMid Cap Core Growth Fund. The Sub-Adviser is controlled by ClariVest Management Holdings, LLC, a company owned primarily by ClariVest employees. The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Sub-Advisory Agreement provides that the sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

For its respective services, the Sub-Adviser receives a fee from the Adviser, which is calculated daily based on average daily net assets of each Fund and paid monthly as set forth below:

Fund                                      Sub-Advisory Fee
International Equity Fund             0.10% on first $25 million
                                      0.15% on next $75 million
                                      0.35% on next $100 million
                                      and 0.55% on balance
SMid Cap Core Growth Fund             0.10% on first $50 million and
                                      0.73% on balance

For the fiscal year ended September 30, 2007, the Sub-Adviser received fees from the Adviser in the amount of $827.

PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

         The following information is as of December 31, 2007:

         CLARIVEST INTERNATIONAL EQUITY FUND

      ---------------------- ------------------------- ---------------- ------------------ -------------------- --------------------
                                                                                           NUMBER OF ACCOUNTS      TOTAL ASSETS
                                                          NUMBER OF                           MANAGED WITH         MANAGED WITH
                                                          ACCOUNTS        TOTAL ASSETS      PERFORMACNE-BASED    PERFORMANCE-BASED
                                 TYPE OF ACCOUNTS          MANAGED          MANAGED           ADVISORY FEES        ADVISORY FEES
      ---------------------- ------------------------- ---------------- ------------------ -------------------- --------------------
      ---------------------- ------------------------- ---------------- ------------------ -------------------- --------------------
      David Vaughn           Registered Investment            2         $316,424,449                0                    0
                             Companies
                             ------------------------- ---------------- ------------------ -------------------- --------------------
                             Other Pooled Investment          9          $1,636,553,844             3              $249,313,021
                             Vehicles
                             ------------------------- ---------------- ------------------ -------------------- --------------------
                             Other Accounts                   2           $149,096,585              0                    0
      ====================== ========================= ================ ================== ==================== ====================

         CLARIVEST SMID CAP CORE GROWTH FUND

      ---------------------- ------------------------- ---------------- ------------------ -------------------- --------------------
                                                                                           NUMBER OF ACCOUNTS      TOTAL ASSETS
                                                          NUMBER OF                           MANAGED WITH         MANAGED WITH
                                                          ACCOUNTS        TOTAL ASSETS      PERFORMACNE-BASED    PERFORMANCE-BASED
                                 TYPE OF ACCOUNTS          MANAGED          MANAGED           ADVISORY FEES        ADVISORY FEES
      ---------------------- ------------------------- ---------------- ------------------ -------------------- --------------------
      ---------------------- ------------------------- ---------------- ------------------ -------------------- --------------------
      Todd N. Wolter         Registered Investment            6         $239,974,370                0                    0
                             Companies
                             ------------------------- ---------------- ------------------ -------------------- --------------------
                             ------------------------- ---------------- ------------------ -------------------- --------------------
                             Other Pooled Investment          8           $565,941,145              3              $213,003,181
                             Vehicles
                             ------------------------- ---------------- ------------------ -------------------- --------------------
                             Other Accounts                   4           $271,995,311              0                    0

      ====================== ========================= ================ ================== ==================== ====================
      Stacey R. Nutt         Registered Investment            0                 0                   0                    0
                             Companies
                             ------------------------- ---------------- ------------------ -------------------- --------------------
                             Other Pooled Investment          1            $36,007,979              0                    0
                             Vehicles
                             ------------------------- ---------------- ------------------ -------------------- --------------------
                             Other Accounts                  10           $990,271,327              0                    0

      ---------------------- ------------------------- ---------------- ------------------ -------------------- --------------------

The portfolio managers did not beneficially own any securities of the Funds as of December 31, 2007.

ClariVest's management determines levels of each portfolio manager's compensation. Compensation at ClariVest can be broken down into three components, the first of which is a base salary. Second is a bonus, which is allocated based upon an individual's qualitative and quantitative contributions to firm profitability, the most significant of which is individual performance of a Portfolio Manager's product(s) versus its benchmark (the MSCI EAFE Index in the case of the International Equity Fund and the Russell 2500 Growth Index in the case of the SMid Cap Core Growth Fund). The performance component of the bonus calculation is not based upon one set period of time. Rather, it could take into account various time periods. The size of the bonus pool itself will be based upon overall firm profitability and is calculated on a before-tax basis. Third, for those employees with equity in the firm, there are K-1 distributions from the LLC. It is expected that all key employees will have equity ownership in the firm.

CONFLICTS OF INTEREST. As is typical for many money managers, potential conflicts of interest may arise related to portfolio manager's management of accounts including the Funds relating to: where not all accounts are able to participate in a desired IPO or another limited opportunity, the use of soft dollars and other brokerage practices, the voting of proxies, employee personal securities trading, the side by side management of accounts with performance based fees and accounts with fixed fees, and a variety of other circumstances. In all cases, however, the Sub-Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. ClariVest's Form ADV, Part II also contains a description of some of its policies and procedures in this regard.

SHAREHOLDER SERVICING

The Funds have adopted a Shareholder Services Plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, the service providers may be entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund's average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. As of the date of this SAI, the Funds have not offered Class II Shares and, therefore, no fees were paid under the Shareholder Services Plan.

ADMINISTRATOR

GENERAL. PFPC, Inc. (the "Administrator"), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Funds under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee with respect to each Fund, which is detailed below in the following schedule: 0.0725% of each Fund's first $250 million of average net assets; 0.0525% of each Fund's next $250 million of average net assets; and 0.03% of each Fund's average net assets in excess of $500 million. The foregoing fee is subject to a minimum monthly fee of $7,083 for each Fund. The Trust also pays additional fees to the Administrator for compliance and related functions. For the fiscal year ended September 30, 2007, the Administrator received fees in the amount of $4,358 for its services to the Funds.

PRINCIPAL UNDERWRITER

PFPC Distributors, Inc. (the "Underwriter"), and the Trust are parties to a distribution agreement dated October 31, 2006 ("Distribution Agreement"). The principal business address of the Underwriter is 760 Moore Road, Valley Forge, Pennsylvania 19406.

After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Funds and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to each Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Underwriter shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Subject to applicable laws and regulations, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries ("Intermediaries") in connection with the sale, distribution and/or servicing of shares of the Funds. These payments ("Additional Payments") would be in addition to the payments by the Funds described in the Funds' prospectus and this SAI for distribution and shareholder servicing and processing. These additional payments may take the form of "due diligence" payments for an institution's examination of the Funds and payments for providing extra employee training and information relating to the Funds; "listing" fees for the placement of the Funds on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Funds; "marketing support" fees for providing assistance in promoting the sale of the Funds' shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Funds. The Additional Payments made by the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Additional Payments may include amounts that are sometimes referred to as "revenue sharing" payments. The Funds may reimburse the Adviser for Additional Payments.

TRANSFER AGENT

PFPC, Inc. serves as the Funds' transfer agent. The principal business address of the transfer agent is 760 Moore Road, Valley Forge, PA 19406.

CUSTODIAN

PFPC Trust Company acts as custodian (the "Custodian") of the Funds. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. The principal business address of the Custodian is 8800 Tinicum Boulevard, Philadelphia, PA 19153.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102, serves as independent registered public accounting firm for the Funds.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Funds are supervised by the Trustees. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, year of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustees of the Trust. Unless otherwise noted, the business address of each Trustee is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312.

TRUSTEES:

                                              TERM OF                                  NUMBER OF
                                             OFFICE AND          PRINCIPAL           FUNDS IN FUND         OTHER
                               POSITION(S)   LENGTH OF         OCCUPATION(S)           COMPLEX         DIRECTORSHIPS
                                HELD WITH       TIME           DURING PAST 5          OVERSEEN BY         HELD BY
   NAME AND YEAR OF BIRTH       THE FUNDS      SERVED              YEARS                DIRECTOR          TRUSTEE
---------------------------   ------------   ----------  -----------------------    -----------------  ----------------

INTERESTED TRUSTEE:*          Chairman and  Since June   BHR Fund Advisors, LP;             6               None
Amy Duling                    Trustee       2006         Managing Partner
Year of Birth: 1967
                                                         Constellation Investment
                                                         Management Company;
                                                         Executive VP of Marketing &
                                                         Product Mgt. (2004-2006).

                                                         Turner Investment Partners;
                                                         National Account Director
                                                         (1999-2004).
INDEPENDENT TRUSTEES

Gary Shugrue                  Trustee       Since        Ascendant Capital Partners;        6               None
Year of Birth: 1954                         October      President and Chief
                                            2006         Investment Officer.
Dr. James Patton              Trustee       Since        Comprehensive Oncology             6          Advaxis, Inc.
Year of Birth: 1957                         October      Care, LLC; President.
                                            2006
                                                         Millennium Oncology
                                                         Management, Inc.; Vice
                                                         President.

                                                         Liberty View Equity
                                                         Partners, SBIC, LP;
                                                         Principal.

* Ms. Duling is an "interested person" under the 1940 Act because she is employed as a Managing Partner of BHR Fund Advisors, LP.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Shugrue and Patton currently serve as members of the Audit Committee. The Audit Committee met three times during the fiscal year ended September 30, 2007.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of Gary Shugrue, James Patton and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which the Fund believes are unreliable. The Fair Value Pricing Committee's determinations are reviewed by the full Board. The Fair Value Pricing Committee met with respect to the Funds two times during the fiscal year ended September 30, 2007.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Shugrue and Patton currently serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended September 30, 2007.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of each Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement, for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows each Trustee's ownership of shares of each Fund and of all Trust funds served by the Trustee as of December 31, 2007:

                                                                                                        AGGREGATE DOLLAR RANGE OF
                                                                        DOLLAR RANGE OF FUND SHARES       TRUST SHARES OWNED BY
               FUND                             TRUSTEE                      OWNED BY TRUSTEE                    TRUSTEE
----------------------------------- --------------------------------- -------------------------------- -----------------------------
ClariVest International Equity
Fund                                           Amy Duling                    $50,001-$100,000                   Over $100,000
                                            Dr. James Patton                 $50,001-$100,000                  $50,001-$100,000
                                              Gary Shugrue                         None                              None
ClariVest SMid Cap Core Growth
Fund                                           Amy Duling                     $10,001-$50,000                   Over $100,000
                                            Dr. James Patton                       None                        $50,001-$100,000
                                              Gary Shugrue                         None                              None

BOARD COMPENSATION. The Independent Trustees receive an annual retainer of $10,000.00 per year, $1,500 per meeting and special meeting they attend, $500 per audit committee meeting and $250 per fair valuation committee meeting. For the fiscal year ended September 30, 2007, the Independent Trustees received the following fees:


                                                     PENSION OR RETIREMENT                              TOTAL COMPENSATION FROM
                         AGGREGATE COMPENSATION    BENEFITS ACCRUED AS PART        ESTIMATED ANNUAL      FUND AND FUND COMPLEX
    TRUSTEE                    FROM FUND               OF FUNDS EXPENSES       BENEFITS UPON RETIREMENT     PAID TO TRUSTEE
Dr. James Patton                 $5,067                      None                        None                   $13,250
Gary Shugrue                     $4,889                      None                        None                   $13,000


TRUST OFFICERS. The officers of the Trust, their respective year of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312. None of the officers receive compensation from the Trust for their services.

OFFICERS:

                                               TERM OF
                                              OFFICE AND                               PRINCIPAL
                                POSITION      LENGTH OF                              OCCUPATION(S)
                               HELD WITH         TIME                                DURING PAST 5
   NAME AND YEAR OF BIRTH      THE FUNDS        SERVED                                   YEARS
----------------------------- ------------   -------------- ---------------------------------------------------------------------

Peter Moran                   President      Since October  Constellation Investment Management Company; President (2005-2006).
Year of Birth: 1961                              2006
                                                             Turner Investment Partners; Director of Intermediary & Mutual Fund
                                                             Distribution (1997-2005).

John Leven                    Treasurer      Since October   Constellation Investment Management Company; Chief Financial
Year of Birth: 1957                               2006       Officer (2004-2006).

                                                             SEI Investments; Account Director (2001-2004), Director of Fund
                                                             Accounting (1999-2001).

Brian Ferko                   Chief          Since October   Ardmore Partners; Chief Compliance Officer (2005-2006).
Year of Birth: 1971           Compliance          2006
                              Officer                        Turner Investment Partners; Director of Mutual Fund Administration
                                                             & Compliance (1997-2004).

John Canning                  Secretary      Since October   Constellation Investment Management Company; Vice President Mutual
Year of Birth: 1970                               2006       Fund Administration (2004-2006).

                                                             Turner Investment Partners; Assistant Director of Mutual Fund
                                                             Administration (2000-2004).

As of January 1, 2008, the officers and Trustees of the Funds owned, in aggregate, 48.64% of the ClariVest International Equity Fund's outstanding shares and 58.33% of the ClariVest SMid Cap Core Growth Fund's outstanding shares.

PRINCIPAL SHAREHOLDERS

As of January 8, 2008, the following persons or organizations held beneficially or of record 5% or more of the shares of the Funds. Persons or organizations owning 25% or more of the voting securities of a Fund are deemed "control persons."

CLARIVEST INTERNATIONAL EQUITY FUND - CLASS I

NAME                                           ADDRESS                                      PERCENTAGE OF OWNERSHIP
Peter J. Moran and Joan L. Moran               c/o BHR Fund Advisors, LP                    31.15%
                                               1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312

PFPC  Trust Co. IRA FBO                        c/o BHR Fund Advisors, LP                    30.75%
David J. Paven                                 1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312


NAME                                           ADDRESS                                      PERCENTAGE OF OWNERSHIP
Paul Greenwood                                 c/o BHR Fund Advisors, LP                     7.78%
                                               1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312

James Patton                                   c/o BHR Fund Advisors, LP                     7.78%
                                               1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312


Amy D. Duling and William A. Comfort           c/o BHR Fund Advisors, LP                     7.78%
                                               1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312


John P. Lehning                                c/o BHR Fund Advisors, LP                     7.78%
                                               1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312


CLARIVEST SMID CAP CORE GROWTH FUND - CLASS I


NAME                                           ADDRESS                                      PERCENTAGE OF OWNERSHIP
Peter J. Moran and Joan L. Moran               c/o BHR Fund Advisors, LP                    49.99%
                                               1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312


Paul Greenwood                                 c/o BHR Fund Advisors, LP                    33.33%
                                               1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312


Amy D. Duling and William A. Comfort           c/o BHR Fund Advisors, LP                     8.33%
                                               1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312


Francis J. McAleer Jr. and Kathleen Wade       c/o BHR Fund Advisors, LP                     8.33%
McAleer                                        1160 Swedesford Road
                                               Suite 140
                                               Berwyn, PA 19312

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Funds are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Funds in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Funds up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of each Fund's securities is not reasonably practical, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Funds may participate in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Funds through the sponsor of the fund supermarket. In connection with these supermarket arrangements, each Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders. In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. As such, a Fund will be deemed to have received a purchase or redemption order when an authorized broker, other organization or, if applicable, its authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after acceptance by an authorized broker or other organization or either's authorized designee. In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trusts' Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of a Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

FOREIGN SECURITIES. Equity Securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market.

When the New York Stock Exchange is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate.

Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate Pricing Service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate Pricing Service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

TAXES

The following summarizes certain additional tax considerations generally affecting the Funds and their shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Funds or their shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the regulations issued under it and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL - GENERAL INFORMATION. Each Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, each Fund generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, each Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to the Fund's business of investing in stock, securities or currencies, or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of the Fund's taxable year, at least 50% of the value of each Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies, and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of each Fund's total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies),
(ii) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses or (iii) one or more qualified publicly traded partnerships.

Third, each Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

Each Fund intends to comply with these requirements. If a Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year a Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits, and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). Each Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS. The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by a Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

INVESTMENTS IN FOREIGN SECURITIES. A Fund, to the extent it invests in foreign securities, may be subject to foreign withholding or foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty in some cases. The Funds generally will be entitled to deduct any such foreign taxes in computing their taxable income for U.S. federal income tax purposes.

STATE AND LOCAL TAXES. Although each Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, each Fund may be subject to the tax laws of such states or localities.

FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Funds will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark up or reflect a dealer's mark down. When a Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser and Sub-Adviser may place a combined order for two or more accounts it manages, including the Funds, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Adviser and Sub-Adviser believe that the ability of the Funds to participate in higher volume transactions will generally be beneficial to the Funds.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Funds' Adviser and Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser or Sub-Adviser. The Adviser and Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), permits the Adviser and Sub-Adviser, under certain circumstances, to cause each Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include without limitation: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser or Sub-Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Funds.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Funds' Adviser or Sub-Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser or Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and Sub-Adviser faces a potential conflict of interest, but the Adviser and Sub-Adviser each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

BROKERAGE WITH FUND AFFILIATES. Each Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Funds' shareholders, on the one hand, and those of the Funds' investment adviser, principal underwriter or any affiliated person of the Funds, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Funds' portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Funds are required to disclose their complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30, and September 30). The Funds disclose a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV.

These reports are also available, free of charge, on the Funds' website at WWW.BHRFUNDS.COM.

The website provides information about the Funds' complete portfolio holdings, updated as of the most recent calendar month. This information is provided with a lag of at least 10 days. The information on the Funds' website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Funds. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Funds' portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. The Funds' policies and procedures provide that the Authorized Persons may authorize disclosure of portfolio holdings information to such third parties with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information including the Funds, Adviser and its affiliates or recipient of the Funds' portfolio holdings information.

In addition, the following parties may receive portfolio holdings information, as necessary, in connection with their services to the Funds: PFPC Trust Company, the Funds' Custodian; PFPC, Inc., the Funds' Administrator and Transfer Agent; Briggs Bunting & Dougherty, LLP, the Funds' independent registered public accounting firm; Drinker Biddle & Reath LLP, counsel to the Funds; Printerlink, the Funds' financial printer; ISS, the Funds' proxy voting service provider; and Interactive Data Corporation and Bloomberg, the Funds' pricing agents.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of each fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Funds' shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DIVIDEND RIGHTS

The Trustees may from time to time declare and pay dividends or other distributions with respect to any Series or Class. The amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust property shall be wholly in the discretion of the Trustees. All dividends and other distributions on Shares of a particular Series or Class shall be distributed pro rata to the Shareholders of that Series or Class in proportion to the number of Shares of that Series or Class they held on the record date established for such payment.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Sub-Adviser. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

The Trust is required to disclose annually the Funds' complete proxy voting record on Form N-PX. Information regarding how the Trust voted proxies relating to portfolio securities held by the Funds during the 12-month period ending June 30, 2007, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-888-572-0968 or by writing to the Funds at BHR Institutional Funds, c/o PFPC Inc., P.O. Box 9679, Providence, RI 02940-9679. The Funds' Form N-PX is also available on the SEC's website at WWW.SEC.GOV.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics ("the Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under the Adviser's Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

FINANCIAL STATEMENTS

The financial statements of the Funds for the fiscal year ended September 30, 2007, included in the Annual Report to shareholders and the report dated November 19, 2007 of Briggs, Bunting & Dougherty, LLP, the independent registered public accounting firm for the Funds, related thereto, are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

                               APPENDIX A -RATINGS

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

         "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

         Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         "NR" - This designation indicates that Fitch does not publicly rate the associated issue or issuer.

         "WD" - This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

         "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an "R-2 (middle)" credit. However, "R-2
(low)" ratings still display a level of credit strength that allows for a higher rating than the "R-3" category, with this distinction often reflecting the issuer's liquidity profile.

         "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

         "R-4" - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "R-5" - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         "NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

         Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

         "NR" indicates that Fitch does not publicly rate the associated issue or issuer.

         The following summarizes the ratings used by DBRS for long-term debt:

         "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

         "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

         "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Long-term debt rated "BB" is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

         o Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

         "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                         CLARIVEST ASSET MANAGEMENT LLC
                       PROXY VOTING POLICY AND PROCEDURES

ISSUE

Rule 206(4)-6 under the Advisers Act requires every investment adviser who exercises voting authority with respect to Client securities to adopt and implement written policies and procedures, reasonably designed to ensure that the adviser votes proxies in the best interest of its Clients. The procedures must address material conflicts that may arise in connection with proxy voting. The Rule further requires the adviser to provide a concise summary of the adviser's proxy voting process and offer to provide copies of the complete proxy voting policy and procedures to Clients upon request. Lastly, the Rule requires that the adviser disclose to Clients how they may obtain information on how the adviser voted their proxies.

ClariVest votes proxies for its Clients unless requested otherwise, and therefore has adopted and implemented this Proxy Voting Policy and Procedures.

RISKS

In developing this policy and procedures, ClariVest considered numerous risks associated with its voting of client proxies. This analysis includes risks such as:

o ClariVest does not maintain a written proxy voting policy as required by Rule 206(4)-6.

o    Proxies are not voted in Clients' best interests.

o    Proxies are not identified and voted in a timely manner.

o Conflicts between ClariVest's interests and the Client are not identified; therefore, proxies are not voted appropriately.

o The third-party proxy voting service utilized by ClariVest is not independent.

o Proxy voting records and Client requests to review proxy votes are not maintained.

ClariVest has established the following guidelines to effectuate and monitor its proxy voting policy and procedures.

POLICY

It is the policy of ClariVest to vote proxies in the interest of maximizing value for ClariVest's Clients. Proxies are an asset of a Client, which should be treated by ClariVest with the same care, diligence, and loyalty as any asset belonging to a Client. To that end, ClariVest will vote in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long term implications of the proposal to be voted on when considering the optimal vote.

Any general or specific proxy voting guidelines provided by an advisory Client or its designated agent in writing will supersede this policy. Clients may wish to have their proxies voted by an independent third party or other named fiduciary or agent, at the Client's cost.

The staff of the Securities and Exchange Commission has issued interpretive guidance on investment advisers that use the recommendations of independent third parties to vote Client proxies in its letter to Egan-Jones Proxy Services (pub. Avail. May 27, 2004). The interpretive letter addresses what is meant by "independent third party." The letter states that a third party generally would be independent of an investment adviser if that person is free from influence or any incentive to recommend that the proxies should be voted in anyone's interest other than the adviser's Clients. ClariVest has retained ISS, and generally follows their recommendation when voting proxies. ClariVest determined that it is appropriate to follow the voting recommendations of ISS because ClariVest believes that ISS (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of the ClariVest's Clients.

The interpretive letter also discusses conflicts of interest that can arise from the proxy voting firm's relationships with issuers. When the proxy voting firm has a relationship with an issuer of voting securities (e.g., to provide advice on corporate governance issues), the adviser's proxy voting procedures should require a proxy voting firm to disclose to the adviser any relevant facts concerning the firm's relationship with the issuer, such as the amount of the compensation that the firm has received or will receive. That information will enable the investment adviser to determine whether the proxy voting firm can make voting recommendations in an impartial manner and in the best interests of the Clients, or whether the adviser needs to take other steps to vote the proxies.

PROCEDURES FOR IDENTIFICATION AND VOTING OF PROXIES

These proxy voting procedures are designed to enable ClariVest to resolve material conflicts of interests with Clients before voting their proxies.

1. ClariVest shall maintain a list of all Clients for which it votes proxies. The list will be maintained either in hard copy or electronically and updated by the Operations Manager who will obtain proxy voting information from Client agreements.

2. ClariVest shall work with the Client to ensure that ISS is the designated party to receive proxy voting materials from companies or intermediaries. To that end, new account forms of broker-dealers/custodians will state that ISS should receive this documentation. The designation may also be made by telephoning contacts and/or client service representatives at broker-dealers/custodians.

3. ClariVest subscribes to the Institutional Shareholder Services ("ISS") proxy voting service. This browser-based proxy voting system automates the physical paper handling and detailed recordkeeping needs of ClariVest's proxy voting function. ISS also provides independent recommendations with respect to each proxy vote.

4. As a default, proxies are generally voted by ISS in accordance with ISS recommendations. However, ClariVest retains ultimate decision making authority with respect to the voting of Client proxies and reserves the right to override ISS recommendations.

5. For any Client who has provided specific voting instruction, the Operations Manager shall vote that Client's proxy in accordance with the Client's written instructions.

6. The Operations Manager will provide all proxy solicitation information and materials to the appropriate investment personnel of ISS (i.e., portfolio managers, analysts, etc.) for their review and consideration.

7. As noted by the SEC in Release 2106, the fiduciary duty that ClariVest owes its Clients prohibits the adoption of a policy to enter default proxy votes in favor of management. Thus, ClariVest shall review all Client proxies in accordance with the general principles outlined above.

8. If ClariVest finds that for a particular security management's position on resolutions cannot be supported consistently, ClariVest shall review the quality of management and the projected future of the corporation to determine whether ClariVest should sell its equity interest in such company.

9. ClariVest's investment personnel shall be responsible for making voting decisions with respect to all Client proxies. Such decisions shall then be provided to the Operations Manager who will then ensure that such proxy votes are submitted in a timely manner.

10. The Operations Manager may delegate the actual voting of Client proxies to any of ClariVest's employees who are familiar with ISS' service.

11. ClariVest is not required to vote every Client proxy and refraining from voting should not necessarily be construed as a violation of ClariVest's fiduciary obligations. ClariVest shall at no time ignore or neglect its proxy voting responsibilities. However, there may be times when refraining from voting is in the Client's best interest, such as when an adviser's analysis of a particular Client proxy reveals that the cost of voting the proxy may exceed the expected benefit to the Client (i.e., casting a vote on a foreign security may require that the adviser engage a translator or travel to a foreign country to vote in person). Such position also complies with Interpretive Bulletin 94-2 of the DOL.

12. The Operations Manager shall be responsible for conducting the proxy voting cost-benefit analysis in those certain situations in which ClariVest believe it may be in its Clients' best interest for ClariVest not to vote a particular proxy. The Operations Manager shall maintain documentation of any cost-benefit analysis with respect to Client proxies that are not voted by ClariVest.

13. The Operations Manager will report any attempts by any of ClariVest personnel to influence the voting of Client proxies in a manner that is inconsistent with ClariVest's Policy. Such report shall be made to the CCO, or if the CCO is the person attempting to influence the voting, then to the ClariVest's outside counsel.

14. Proxies received after the termination date of a Client relationship will not be voted. Such proxies should be delivered to the last known address of the Client or to the intermediary who distributed the proxy with a written or oral statement indicating that the advisory relationship has been terminated and that future proxies for the named Client should not be delivered to ClariVest.

15. The Operations Manager, with the assistance of the CCO, will reasonably try to assess any material conflicts between ClariVest's interests and those of its Clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of this document.

CONFLICTS OF INTEREST

1. General: As noted previously, ClariVest will vote its Clients' proxies in the best interest of its Clients and not its own. In voting Client proxies, ClariVest shall avoid material conflicts of interest between the interests of ClariVest on the one hand and the interests of its Clients on the other.

2. Potential Material Conflicts of Interest: ClariVest is aware of the following potential material conflicts that could affect ClariVest's proxy voting process in the future. It should be noted that these potential conflicts have been listed for informational purposes only and do not include all of the potential conflicts of interest that an adviser might face in voting Client proxies. ClariVest acknowledges that the existence of a relationship of the types discussed below, even in the absence of any active efforts to solicit or influence ClariVest, with respect to a proxy vote related to such relationship is sufficient for a material conflict to exist.

[ ] Example Conflict: ClariVest retains an institutional Client, or is in the process of retaining an institutional Client that is affiliated with an issuer that is held in ClariVest's Client portfolios. For example, ClariVest may be retained to manage Company A's pension fund. Company A is a public company and ClariVest Client accounts hold shares of Company A. This type of relationship may influence ClariVest to vote with management on proxies to gain favor with management. Such favor may influence Company A's decision to continue its advisory relationship with ClariVest.

[ ] Example Conflict: ClariVest retains a Client, or is in the process of retaining a Client that is an officer or director of an issuer that is held in ClariVest's Client portfolios. The similar conflicts of interest exist in this relationship as discussed above.

[ ] Example Conflict: ClariVest's Employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers. For example, the spouse of an Employee may be a high-level executive of an issuer that is held in ClariVest's Client portfolios. The spouse could attempt to influence ClariVest to vote in favor of management.

[ ] Example Conflict: ClariVest or an Employee(s) personally owns a significant number of an issuer's securities that are also held in ClariVest's Client portfolios. For any number of reasons, an Employee(s) may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy. The Employee(s) could oppose voting the proxies according to the policy and successfully influence ClariVest to vote proxies in contradiction to the policy.

[ ] Conflict: ClariVest or its affiliate has a financial interest in the outcome of a vote, such as when ClariVest receives distribution fees (i.e., Rule 12b-1 fees) from registered mutual funds that are maintained in Client accounts and the proxy relates to an increase in 12b-1 fees.

3. Determining the Materiality of Conflicts of Interest: Determinations as to whether a conflict of interest is material will be made after internal discussion among the CCO, the Portfolio Manager(s) for the affected Clients and the Operations Manager. Among the factors to be considered in determining the materiality of a conflict include whether the relevant Client relationship accounts for a significant percentage of ClariVest's annual revenues, or the percentage of ClariVest's assets that is invested with a particular issuer. Materiality determinations are fact based, and will depend on the details of a particular situation. Whether a particular conflict of interest is deemed material will be based on the likelihood that the conflict might cause a proxy to be voted in a manner that was not in the best interests of ClariVest's Clients. All materiality deliberations will be memorialized in writing by the Operations Manager.

If the committee determines that the conflict in question is not material, ClariVest will vote the proxy in accordance with the policies stated herein. If a conflict is judged material, ClariVest will consider ISS' recommendation or, at its expense, engage the services of legal counsel who will provide an independent recommendation on the direction in which ClariVest should vote on the proposal. The proxy voting service's or consultant's determination will be binding on ClariVest.

PROCEDURES FOR CLARIVEST'S RECEIPT OF CLASS ACTIONS

ClariVest recognizes that as a fiduciary it has a duty to act with the highest obligation of good faith, loyalty, fair dealing and due care. When a recovery is achieved in a class action, clients who owned shares in the company subject to the action have the option to either: (1) opt out of the class action and pursue their own remedy; or (2) participate in the recovery achieved via the class action. Collecting the recovery involves the completion of a Proof of Claim form which is submitted to the Claims Administrator. After the Claims Administrator receives all Proof of Claims, it dispenses the money from the settlement fund to those persons and entities with valid claims.

Unless otherwise agreed with a Client, if "Class Action" documents are received by ClariVest for its Clients, ClariVest will gather any requisite information it has and forward to the Client, to enable the Client to file the "Class Action" at the Client's discretion. The decision of whether to participate in the recovery or opt-out may be a legal one that ClariVest may not be qualified to make for the Client. Therefore, unless otherwise agreed with a Client, ClariVest will not file "Class Actions" on behalf of a Client.

RECORDKEEPING

ClariVest will maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The Operations Manager will be responsible for the following procedures and for ensuring that the required documentation is retained.

CLIENT REQUEST TO REVIEW PROXY VOTES:

[ ] Any request, whether written (including e-mail) or oral, received by any Employee of ClariVest, must be promptly reported to the CCO and/or Operations Manager. All written requests must be retained in the permanent file.

[ ] The Operations Manager will record the identity of the Client, the date of the request, and the action taken as a result of the request, in a suitable place.

[ ] Furnish the information requested, free of charge, to the Client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to Client's written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the Client's written request, if applicable and maintained in the permanent file.

[ ] Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

PROXY VOTING POLICY AND PROCEDURES:

[ ]  Proxy Voting Policy and Procedures.

Proxy statements received regarding client securities:

[ ] Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: ClariVest is permitted to rely on proxy statements filed on the SEC's EDGAR system instead of keeping its own copies.

PROXY VOTING RECORDS:

[ ]  A record of how ClariVest voted client Proxies.

[ ] Documents prepared or created by ClariVest that were material to making a decision on how to vote, or that memorialized the basis for the decision.

[ ] Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company's management discussions, etc. that were material in the basis for the decision.

DISCLOSURE

ClariVest will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and
(ii) information about how Clients may obtain information on how ClariVest voted their securities.


PROXY SOLICITATION

As a matter of practice, it is ClariVest's policy to not reveal or disclose to any Client how ClariVest may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder's meeting. ClariVest will never disclose such information to unrelated third parties.

The CCO is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of Clients. At no time may any Employee accept any remuneration in the solicitation of proxies. The CCO shall handle all responses to such solicitations.

                       STATEMENT OF ADDITIONAL INFORMATION

                         DISCIPLINED GLOBAL EQUITY FUND

                       A SERIES OF BHR INSTITUTIONAL FUNDS


                                JANUARY 31, 2008


                               INVESTMENT ADVISER:
                      BHR FUND ADVISORS, LP (THE "ADVISER")


                                  SUB-ADVISER:
                    LSV ASSET MANAGEMENT (THE "SUB-ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the BHR Institutional Funds (the "Trust") and the Disciplined Global Equity Fund. This SAI should be read in conjunction with the prospectus dated January 31, 2008. The prospectus may be obtained by calling 1-888-572-0968 or on the Trust's website at www.bhrfunds.com.

                                TABLE OF CONTENTS

THE TRUST................................................................S-1

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES..........S-1

DESCRIPTION OF PERMITTED INVESTMENTS.....................................S-2

INVESTMENT LIMITATIONS..................................................S-10


ADVISER.................................................................S-12

SUB-ADVISER.............................................................S-12

ADMINISTRATOR...........................................................S-14


SHAREHOLDER SERVICING...................................................S-14


PRINCIPAL UNDERWRITER...................................................S-14

TRANSFER AGENT..........................................................S-15

CUSTODIAN...............................................................S-15


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................S-15


LEGAL COUNSEL...........................................................S-16


TRUSTEES AND OFFICERS OF THE TRUST......................................S-16


PRINCIPAL SHAREHOLDERS..................................................S-20

PURCHASING AND REDEEMING SHARES.........................................S-20


DETERMINATION OF NET ASSET VALUE........................................S-20

TAXES...................................................................S-21


FUND TRANSACTIONS.......................................................S-23


PORTFOLIO HOLDINGS......................................................S-24


DESCRIPTION OF SHARES...................................................S-25

SHAREHOLDER LIABILITY...................................................S-25

DIVIDEND RIGHTS.........................................................S-25

LIMITATION OF TRUSTEES' LIABILITY.......................................S-26

PROXY VOTING............................................................S-26

CODE OF ETHICS..........................................................S-26

APPENDIX A - RATINGS.....................................................A-1

APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES........................B-1

THE TRUST


GENERAL. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the "Declaration of Trust") dated June 2, 2006, as the same may be amended from time to time. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares within each fund. The Trust reserves the right to create and issue shares of additional funds. The Disciplined Global Equity Fund ("the Fund") is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund and/or share class shall be payable solely out of the assets of that fund and/or share class. Expenses not attributable to a specific fund and/or share class are allocated across all of the funds on the basis of relative net assets. This SAI relates only to the Fund and not to any other funds of the Trust.


VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. The Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.


DISCIPLINED GLOBAL EQUITY FUND. The Fund seeks long term growth of capital. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act").


As its principal investment strategy, the Fund invests primarily in securities of U.S. and foreign stocks as described in the prospectus. Consistent with Rule 35d-1, the Fund has adopted a "non-fundamental" policy to invest its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in equity securities of U.S. and foreign companies. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under Securities and Exchange Commission (the "SEC") regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with that Fund's investment objective and permitted by the Fund's stated investment policies. Unless otherwise noted, the following investments are non-principal investments of the Fund.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. As part of their principal investment strategies, the Fund invests in equity securities, primarily in the form of common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

         o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

         o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

         o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

         o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

                  Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

         o SMALL AND MEDIUM CAPITALIZATION ISSUERS. To the extent consistent with its principal investment strategies, the Fund may invest in some small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

FOREIGN SECURITIES. As part of its principal investment strategy, the Fund invests in foreign securities. Investments in foreign securities denominated in foreign currencies and/or traded outside of the United States require consideration of certain risks typically not associated with investing in U.S. securities or property. Such risks include, among other things, trade balances and imbalances and related economic policies, unfavorable currency exchange rate fluctuations, imposition of exchange control regulation by the United States or foreign governments, United States and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, political difficulties, including expropriation of assets, confiscatory taxation and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the United States and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of United States' companies. Securities markets outside the United States, while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices more volatile than securities of comparable United States' companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. There also may be less extensive regulation of the securities markets in particular countries than in the United States.

The Fund may invest in emerging market countries. Developing countries may impose restrictions on the Fund's ability to repatriate investment income or capital. Even if there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Disciplined Global Equity Fund. For example, funds may be withdrawn from the People's Republic of China only in U.S. or Hong Kong dollars and only at an exchange rate established by the government once each week.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

MONEY MARKET SECURITIES. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund's objectives. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.


         o        U.S. GOVERNMENT SECURITIES. Examples of types of U.S.
                  government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.


         o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

         o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

         o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.


         o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

         o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

         o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

         o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Adviser not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.


SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.


FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts' full notional value (in the case of contracts that are not required to "cash settle") or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.


There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser's or Sub-Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.


OPTIONS. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations." A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.


The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.


Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.


Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.


RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser, Sub-Adviser or their respective affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

BORROWING. The Fund may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

INITIAL PUBLIC OFFERINGS ("IPOS"). Due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, the Fund's Adviser or Sub-Adviser will often purchase IPO shares that would qualify as a permissible investment for the Fund but will, instead, decide to allocate those IPO purchases to other funds it advises. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. With respect to the restriction under number 3 above, the Fund may borrow money from banks as permitted under the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of the Fund's total assets.

2.       Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; (iii) make short sales "against the box"; and (iv) make short sales in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6. Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

In addition, the Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.


ADVISER

GENERAL. BHR Fund Advisors, LP is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2006 and offers investment management services for investment companies. The Adviser is controlled by Northern Lights Ventures, LLC ("Northern Lights"). Northern Lights provides consulting and capital to the investment management industry.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser for the Fund and continuously reviews, supervises and administers the respective investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Adviser has selected and monitors the Sub-Adviser who makes investment decisions for the Fund. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days' written notice. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.65% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.85% on Class I Shares and 1.10% for Class II Shares until September 25, 2010.

The Adviser did not receive any fees for the fiscal year ended September 30, 2007.

SUB-ADVISER

LSV Asset Management serves as Sub-Adviser to the Fund. The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. For its respective services, the Sub-Adviser receives a fee from the Adviser, which is calculated daily and paid monthly. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder. As of the date of this SAI, an employee of LSV Asset Management owns between 2% and 3% of the Adviser.

For its respective services as investment Sub-Adviser to the Fund, the Sub-Adviser is entitled to receive investment sub-advisory fees from the Adviser at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. The Sub-Adviser will be paid 0.25% on the first $25,000,000; 0.35% on the next $75,000,000; 0.40% on the next $900,000,000 and
..045% on the balance of the average daily net assets. The Sub-Adviser did not receive any fees for the fiscal year ended September 30, 2007.

PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS


The following information is as of December 31, 2007:


DISCIPLINED GLOBAL EQUITY FUND

---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                                                                                       NUMBER OF ACCOUNTS     TOTAL ASSETS
                                                     NUMBER OF                            MANAGED WITH        MANAGED WITH
                                                     ACCOUNTS        TOTAL ASSETS      PERFORMANCE-BASED    PERFORMANCE-BASED
                            TYPE OF ACCOUNTS          MANAGED          MANAGED            ADVISORY FEES       ADVISORY FEES
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------

---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
Josef Lakonishok       Registered Investment            29           $10,186,000               0                    0
                       Companies
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Pooled Investment          31           $11,320,000               0                    0
                       Vehicles
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Accounts                  509           $54,750,000              25              $4.4 billion
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
Menno Vermeulen        Registered Investment            29           $10,186,000               0                    0
                       Companies
                       -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Pooled Investment          31           $11,320,000               0                    0
                       Vehicles
                       -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Accounts                  509           $54,750,000              25              $4.4 billion
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------
Puneet Mansharamani    Registered Investment            29           $10,186,000               0                    0
                       Companies
                       -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Pooled Investment          31           $11,320,000               0                    0
                       Vehicles
                       -------------------------- --------------- ------------------- -------------------- --------------------
                       Other Accounts                  509           $54,750,000              25              $4.4 billion
---------------------- -------------------------- --------------- ------------------- -------------------- --------------------


As of the date of this SAI, the Fund had not commenced operations. Therefore, the portfolio managers did not beneficially own any securities of the Fund as of such date.


The Sub-Adviser compensates the portfolio managers for their management of the Funds. The portfolio managers' compensation consists of a salary and discretionary bonus. Each of the portfolio managers is a partner of the Sub-Adviser and thereby receives a portion of the overall profit of the firm as part of his ownership interests. The bonus is based upon the profitability of the firm and individual performance. Individual performance is subjective and may be based on a number of factors, such as the individual's leadership and contribution to the strategic planning and development of the investment group.


CONFLICTS OF INTEREST. As is typical for many money managers, potential conflicts of interest may arise related to portfolio manager's management of accounts including the Funds relating to: where not all accounts are able to participate in a desired IPO or another limited opportunity, the use of soft dollars and other brokerage practices, the voting of proxies, employee personal securities trading, the side by side management of accounts with performance based fees and accounts with fixed fees, and a variety of other circumstances. In all cases, however, the Sub-Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. A partner of LSV is a partner of the Adviser. Please also see LSV's Form ADV, Part II for a description of some of its policies and procedures in this regard.


ADMINISTRATOR


GENERAL. PFPC, Inc. (the "Administrator"), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.


ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.


The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee with respect to the Fund, which is detailed below in the following schedule: 0.0725% of the Fund's first $250 million of average net assets; 0.0525% of the Fund's next $250 million of average net assets; and 0.03% of the Fund's average net assets in excess of $500 million. The foregoing fee is subject to a minimum monthly fee of $7,083 for the Fund. The Trust also pays additional fees to the Administrator for compliance and related functions.

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Services Plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund's average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services, including:
(i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses;
(vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. As of the date of this SAI, no fees were paid under the Shareholder Services Plan.


PRINCIPAL UNDERWRITER

PFPC Distributors, Inc. (the "Underwriter"), and the Trust are parties to a distribution agreement dated October 31, 2006 ("Distribution Agreement"). The principal business address of the Underwriter is 760 Moore Road, Valley Forge, PA 19406.

After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Underwriter shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Subject to applicable laws and regulations, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries ("Intermediaries") in connection with the sale, distribution and/or servicing of shares of the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in the Fund's prospectus and this SAI for distribution and shareholder servicing and processing. These Additional Payments may take the form of "due diligence" payments for an institution's examination of the Fund and payments for providing extra employee training and information relating to the Fund; "listing" fees for the placement of the Fund on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Fund's shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Additional Payments may include amounts that are sometimes referred to as "revenue sharing" payments. The Fund may reimburse the Adviser for Additional Payments.

TRANSFER AGENT


PFPC, Inc. serves as the Fund's transfer agent. The principal business address of the transfer agent is 760 Moore Road, Valley Forge, PA 19406.


CUSTODIAN


PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. The principal business address of the Custodian is 8800 Tinicum Boulevard, Philadelphia, PA 19153.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102, serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL


Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


MEMBERS OF THE BOARD. Set forth below are the names, year of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312.


TRUSTEES:

                                              TERM OF                                  NUMBER OF
                                             OFFICE AND          PRINCIPAL           FUNDS IN FUND         OTHER
                               POSITION(S)   LENGTH OF         OCCUPATION(S)            COMPLEX        DIRECTORSHIPS
                                HELD WITH       TIME           DURING PAST 5          OVERSEEN BY         HELD BY
NAME AND YEAR OF BIRTH          THE FUND       SERVED              YEARS                TRUSTEE           TRUSTEE
---------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:*          Chairman and  Since June   BHR Fund Advisors, LP;             6               None
Amy Duling                    Trustee       2006         Managing Partner
Year of Birth: 1967
                                                         Constellation Investment
                                                         Management Company;
                                                         Executive VP of Marketing &
                                                         Product Mgt. (2004-2006).

                                                         Turner Investment Partners;
                                                         National Account Director
                                                         (1999-2004).
INDEPENDENT TRUSTEES

Gary Shugrue                  Trustee       Since        Ascendant Capital Partners;        6               None
Year of Birth: 1954                         October      President and Chief
                                            2006         Investment Officer.

Dr. James Patton              Trustee       Since        Comprehensive Oncology             6          Advaxis, Inc.
Year of Birth: 1957                         October      Care, LLC;
                                            2006         President

                                                         Millennium Oncology
                                                         Management, Inc.; Vice
                                                         President


                                                         Liberty View Equity
                                                         Partners, SBIC, LP;
                                                         Principal.

* Ms. Duling is an "interested person" under the 1940 Act because she is employed as a Managing Partner of BHR Fund Advisors, LP.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:


         o AUDIT COMMITTEE. The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Shugrue and Patton currently serve as members of the Audit Committee. The Audit Committee met three times during the fiscal year ended September 30, 2007.

         o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of Gary Shugrue, James Patton and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which the Fund believes are unreliable. The Fair Value Pricing Committee's determinations are reviewed by the full Board. The Fair Value Pricing Committee did not meet with respect to the Fund during the fiscal year ended September 30, 2007.

         o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Shugrue and Patton currently serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended September 30, 2007.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows each Trustee's ownership of shares of the Fund and of all Trust funds served by the Trustee as of December 31, 2007:


                                                                       DOLLAR RANGE OF FUND SHARES   AGGREGATE DOLLAR RANGE OF TRUST
               FUND                             TRUSTEE                      OWNED BY TRUSTEE            SHARES OWNED BY TRUSTEE
               ----                             -------                      ----------------            -----------------------
Disciplined Global Equity Fund                 Amy Duling                          None                        Over $100,000

                                            Dr. James Patton                       None                        $50,001-$100,000
                                              Gary Shugrue                         None                              None

BOARD COMPENSATION. The Independent Trustees receive an annual retainer of $10,000.00 per year, $1,500 per meeting and special meeting they attend, $500 per audit committee meeting and $250 per fair valuation committee meeting. For the fiscal year ended September 30, 2007, the Independent Trustees received the following fees:


                                                          PENSION OR RETIREMENT                              TOTAL COMPENSATION FROM
                              AGGREGATE COMPENSATION    BENEFITS ACCRUED AS PART        ESTIMATED ANNUAL      FUND AND FUND COMPLEX
         TRUSTEE                   FROM FUND               OF FUNDS EXPENSES       BENEFITS UPON RETIREMENT      PAID TO TRUSTEE
         -------                   ---------               -----------------       ------------------------      ---------------
Dr. James Patton                      $0                        None                        None                     $13,250
Gary Shugrue                          $0                        None                        None                     $13,000


TRUST OFFICERS. The officers of the Trust, their respective year of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312. None of the officers receive compensation from the Trust for their services.


OFFICERS:

                                 TERM OF
                                OFFICE AND
                                 POSITION           LENGTH OF                         PRINCIPAL
                                 HELD WITH            TIME                          OCCUPATION(S)
 NAME AND YEAR OF BIRTH          THE FUND            SERVED                      DURING PAST 5 YEARS
--------------------------    ----------------    -------------    ----------------------------------------------------
Peter Moran                   President           Since October    Constellation Investment Management Company;
Year of Birth: 1961                                   2006         President (2005-2006).

                                                                   Turner Investment Partners; Director of Intermediary
                                                                   & Mutual Fund Distribution (1997-2005).

John Leven                    Treasurer           Since October    Constellation Investment Management Company; Chief
Year of Birth: 1957                                   2006         Financial Officer (2004-2006).

                                                                   SEI Investments; Account Director (2001-2004),
                                                                   Director of Fund Accounting (1999-2001).

Brian Ferko                   Chief Compliance    Since October    Ardmore Partners; Chief Compliance Officer
Year of Birth: 1971           Officer                 2006         (2005-2006).

                                                                   Turner Investment Partners; Director of Mutual Fund
                                                                   Administration & Compliance (1997-2004).
John Canning                  Secretary           Since October    Constellation Investment Management Company; Vice
Year of Birth: 1970                                   2006         President Mutual Fund Administration (2004-2006).

                                                                   Turner Investment Partners; Assistant Director of
                                                                   Mutual Fund Administration (2000-2004).

As of the date of this SAI, no shares of the Fund had been offered to the public. Therefore, the Trustees and officers did not own any shares of the Fund.

PRINCIPAL SHAREHOLDERS

As of the date of this SAI, no shares of the Fund had been offered to the public; therefore, there are no principal shareholders.


PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practical, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.


The Fund participates in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders. In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, other organization or, if applicable, its authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after acceptance by an authorized broker or other organization or either's authorized designee. In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.

DETERMINATION OF NET ASSET VALUE


GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.


FOREIGN SECURITIES. Equity Securities, which are primarily traded on foreign markets, except for those that trade primarily in Latin America or South America, are generally valued at the preceding closing values of such securities on their respective exchanges. Equity securities which are primarily traded in Latin American or South American markets are valued each day approximately at the time of the close of regular trading on the New York Stock Exchange as though such time were the close of trading on such Latin American or South American market and such Latin American or South American market were a U.S. market.

When the New York Stock Exchange is open, but the foreign market on which an equity security primarily trades is closed, such as for a foreign national holiday, the security will generally be valued at the last available closing value (subject to the Fair Value Procedures adopted by the Board) using the prevailing exchange rate.

Assets and liabilities denominated in foreign currencies will be translated into U.S. dollars at the prevailing exchange rates as provided by an appropriate Pricing Service. Forward currency exchange contracts will be valued using interpolated forward exchange rates. Prevailing foreign exchange rates and forward currency foreign exchange rates may generally be obtained on a consistent basis at approximately 11:00 a.m. Eastern time, which approximates the close of the London Exchange. As available and as provided by an appropriate Pricing Service, translation of foreign security and currency market values will also occur with the use of foreign exchange rates obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.


TAXES


The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL - GENERAL INFORMATION. The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund's total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (iii) one or more qualified publicly traded partnerships.


Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.



TAXATION OF CERTAIN FINANCIAL INSTRUMENTS. The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.


INVESTMENTS IN FOREIGN SECURITIES. The Fund, to the extent it invests in foreign securities, may be subject to foreign withholding or foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty in some cases. The Fund generally will be entitled to deduct any such foreign taxes in computing its taxable income for U.S. federal tax purposes.

STATE AND LOCAL TAXES. Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.


In addition, the Adviser and Sub-Adviser may place a combined order for two or more accounts it manages, including the Fund, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Adviser and Sub-Adviser believe that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser and Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser or Sub-Adviser. The Adviser and Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.


Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), permits the Adviser and Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser or Sub-Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser or Sub-Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser or Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and Sub-Adviser faces a potential conflict of interest, but the Adviser and Sub-Adviser each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.


SECURITIES OF "REGULAR BROKER-DEALERS." The Fund is required to identify any securities of its "regular brokers and dealers" (as such term is defined in the 1940 Act) which the Fund may hold at the close of its most recent fiscal year. As of the date of this SAI, the Fund has not commenced operations, and therefore does not hold any securities of its regular brokers and dealers.


PORTFOLIO HOLDINGS

The Board of Trustees has approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.


Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30, and September 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV.

These reports are also available, free of charge, on the Fund's website at WWW.BHRFUNDS.COM.

The website provides information about the Fund's complete portfolio holdings, updated as of the most recent calendar month. This information is provided with a lag of at least 10 days. The information on the Fund's website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Fund's policies and procedures provide that the Authorized Persons may authorize disclosure of portfolio holdings information to such third parties with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.


No compensation or other consideration is paid to, or received by, any party in connection with the disclosure of portfolio holdings information including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.


In addition, the following parties may receive portfolio holdings information, as necessary, in connection with their services to the Funds: PFPC Trust Company, the Fund's Custodian and transfer agent; PFPC Inc., the Fund's Administrator and Transfer Agent; Briggs Bunting & Dougherty, LLP, the Fund's independent registered public accounting firm; Drinker Biddle & Reath LLP, counsel to the Funds; Printerlink, the Fund's financial printer; ISS, the Fund's proxy voting service provider; and Interactive Data Corporation and Bloomberg, the Fund's pricing agents.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of the Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.


DIVIDEND RIGHTS

The Trustees may from time to time declare and pay dividends or other distributions with respect to any Series or Class. The amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust property shall be wholly in the discretion of the Trustees. All dividends and other distributions on Shares of a particular Series or Class shall be distributed pro rata to the Shareholders of that Series or Class in proportion to the number of Shares of that Series or Class they held on the record date established for such payment.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.


The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. Information regarding how the Trust will vote proxies relating to portfolio securities held by the Fund during the 12-month period ending June 30, 2008 will be filed with the SEC on Form N-PX in August 2008 and will be available without charge, upon request, by calling 1-888-572-0968 or by writing to the Fund at BHR Institutional Funds, c/o PFPC Inc., P.O. Box 9679, Providence, RI 02940-9679. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.


CODE OF ETHICS


The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics ("the Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

                               APPENDIX A -RATINGS

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

         "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

         Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         "NR" - This designation indicates that Fitch does not publicly rate the associated issue or issuer.

         "WD" - This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.


         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.


         "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an "R-2 (middle)" credit. However, "R-2
(low)" ratings still display a level of credit strength that allows for a higher rating than the "R-3" category, with this distinction often reflecting the issuer's liquidity profile.

         "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

         "R-4" - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "R-5" - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         "NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

         Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

         "NR" indicates that Fitch does not publicly rate the associated issue or issuer.

         The following summarizes the ratings used by DBRS for long-term debt:

         "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

         "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

         "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Long-term debt rated "BB" is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession.

Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

         o Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

         "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS


A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.


Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.


DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                                   APPENDIX B

                      PROXY VOTING POLICIES AND PROCEDURES

                              LSV ASSET MANAGEMENT

                             PROXY VOTING PROCEDURES

LSV's standard investment management agreement expressly authorizes LSV to vote proxies on behalf of the client's account. Therefore, unless the client expressly reserves proxy voting responsibility, it is LSV's responsibility to vote proxies relating to securities held for the client's account.

ERISA ACCOUNTS. Unless proxy voting responsibility has been expressly reserved and is being exercised by another fiduciary for an ERISA plan client, LSV, as the investment adviser for the account, must vote all proxies relating to securities held for the plan's account. If LSV is responsible for voting, LSV shall make appropriate arrangements with each account custodian to have proxies forwarded, on a timely basis to the appropriate person, and shall endeavor to correct delays or other problems relating to timely delivery of proxies and proxy materials.

Fiduciary obligations of prudence and loyalty require an investment adviser with proxy voting responsibility to vote proxies on issues that affect the value of the client's investment. Proxy voting decisions must be made solely in the best interests of the client's account. In voting proxies, LSV is required to consider those factors that may affect the value of the client's investment and may not subordinate the interests of the client to unrelated objectives.

LSV has adopted proxy voting guidelines that provide direction in determining how various types of proxy issues are to be voted. LSV will engage an expert independent third party to design guidelines for client accounts that are updated for current corporate governance issues, helping to ensure that clients' best interests are served by voting decisions. Clients are sent a copy of their respective guidelines on an annual basis.

LSV's purely quantitative investment process does not provide output or analysis that would be functional in analyzing proxy issues. LSV therefore will retain an independent, expert third party, currently Institutional Shareholder Services ("ISS"). ISS will implement LSV's proxy voting process, cast all votes on LSV's behalf in accordance with LSV's proxy voting guidelines (unless otherwise instructed by LSV), provide assistance in developing guidelines and provide analysis of proxy issues on a case-by-case basis. LSV is responsible for monitoring ISS to ensure that proxies are adequately voted. LSV will vote issues contrary to, or issues not covered by, the guidelines only when LSV believes it is in the best interest of the client. Where the client has provided proxy voting guidelines to LSV, those guidelines will be followed, unless it is determined that a different vote would add more value to the client's holding of the security in question. Direction from a client on a particular proxy vote will take precedence over the guidelines. LSV's use of ISS is not a delegation of LSV's fiduciary obligation to vote proxies for clients.

Should a material conflict arise between LSV's interest and that of its clients (e.g., a client bringing a shareholder action has solicited LSV's support; LSV manages a pension plan for a company whose management is soliciting proxies; or an LSV employee has a relative involved in management at an investee company), LSV will vote the proxies in accordance with the recommendation of the independent third party proxy voting service. A written record will be maintained describing the conflict of interest, and an explanation of how the vote taken was in the client's best interest.

LSV may refrain from voting a proxy if the cost of voting the proxy exceeds the expected benefit to the client, for example in the case of voting a foreign security when the proxy must be translated into English or the vote must be cast in person.

Clients may receive a copy of LSV's voting record for their account by request. LSV will additionally provide any mutual fund for which LSV acts as adviser or sub-adviser, a copy of LSV's voting record for the fund so that the fund may fulfill its obligation to report proxy votes to fund shareholders.

RECORDKEEPING. In accordance with the recordkeeping rules, LSV will retain:

         (i)      Copies of its proxy voting policies and procedures.

         (ii) A copy of each proxy statement received regarding client securities (maintained by the proxy voting service and/or available on EDGAR).

         (iii) A record of each vote cast on behalf of a client (maintained by the proxy voting service).

         (iv) A copy of any document created that was material to the voting decision or that memorializes the basis for that decision (maintained by the proxy voting service).

         (v) A copy of clients' written requests for proxy voting information and a copy of LSV's written response to a client's request for proxy voting information for the client's account.

         (vi) LSV will ensure that it may obtain access to the proxy voting service's records promptly upon LSV's request.

LSV will maintain required materials in an easily accessible place for not less than five years from the end of the fiscal year during which the last entry took place, the first two years in LSV's principal office.

                              LSV ASSET MANAGEMENT

                             PROXY VOTING GUIDELINES

                                  INTRODUCTION

The following summarizes the guidelines LSV Asset Management uses in making decisions about proxies. It is important to note that these are guidelines only and that votes may be cast differently than would be suggested by these guidelines. LSV retains Institutional Shareholder Services (ISS) for assistance in developing guidelines and in implementation of the voting and recordkeeping processes.

                              1. OPERATIONAL ITEMS

ADJOURN MEETING

Generally we vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.

AMEND QUORUM REQUIREMENTS

We vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.

AMEND MINOR BYLAWS

We vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).

CHANGE COMPANY NAME

We vote FOR proposals to change the corporate name.

CHANGE DATE, TIME, OR LOCATION OF ANNUAL MEETING

We vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.

We vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.

RATIFYING AUDITORS

We vote for proposals to ratify auditors, unless any of the following apply:

         o An auditor has a financial interest in or association with the company, and is therefore not independent

         o        Fees for non-audit services are excessive, or

         o There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company's financial position.

We vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.

We vote FOR shareholder proposals asking for audit firm rotation, unless the rotation period is so short (less than five years) that it would be unduly burdensome to the company.

TRANSACT OTHER BUSINESS

Vote AGAINST proposals to approve other business when it appears as voting item.

                             2. BOARD OF DIRECTORS

VOTING ON DIRECTOR NOMINEES IN UNCONTESTED ELECTIONS

Votes on director nominees should be made on a case-by-case basis, examining the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors' investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

         o Attend less than 75 percent of the board and committee meetings without a valid excuse

         o Implement or renew a dead-hand or modified dead-hand poison pill

         o Ignore a shareholder proposal that is approved by a majority of the shares outstanding

         o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

         o Failed to act on takeover offers where the majority of the shareholders tendered their shares

         o Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

         o Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

         o Are audit committee members and the non-audit fees paid to the auditor are excessive.

In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

AGE LIMITS

We vote AGAINST shareholder proposals to impose a mandatory retirement age for outside directors.

BOARD SIZE

We vote FOR proposals seeking to fix the board size or designate a range for the board size.

We vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

CLASSIFICATION/DECLASSIFICATION OF THE BOARD

We vote AGAINST proposals to classify the board.

We vote FOR proposals to repeal classified boards and to elect all directors annually.

CUMULATIVE VOTING

We vote against proposals to eliminate cumulative voting.

We vote proposals to restore or permit cumulative voting on a case-by-case basis relative to the company's other governance provisions.

DIRECTOR AND OFFICER INDEMNIFICATION AND LIABILITY PROTECTION

Proposals on director and officer indemnification and liability protection should be evaluated on a case-by-case basis, using Delaware law as the standard.

We vote AGAINST proposals to eliminate entirely directors' and officers' liability for monetary damages for violating the duty of care.

We vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.

We vote FOR only those proposals providing such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if both of the following apply:

         o The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

         o        Only if the director's legal expenses would be covered.

ESTABLISH/AMEND NOMINEE QUALIFICATIONS

We vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.

We vote AGAINST shareholder proposals requiring two candidates per board seat.

FILLING VACANCIES/REMOVAL OF DIRECTORS

We vote AGAINST proposals that provide that directors may be removed only for cause.

We vote FOR proposals to restore shareholder ability to remove directors with or without cause.

We vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.

We vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

INDEPENDENT CHAIRMAN (SEPARATE CHAIRMAN/CEO)

We vote on a CASE-BY-CASE basis shareholder proposals requiring that the positions of chairman and CEO be held separately. Because some companies have governance structures in place that counterbalance a combined position, the following factors should be taken into account in determining whether the proposal warrants support:

         o Designated lead director appointed from the ranks of the independent board members with clearly delineated duties

         o        Majority of independent directors on board

         o        All-independent key committees

         o        Committee chairpersons nominated by the independent directors

         o CEO performance reviewed annually by a committee of outside directors

         o        Established governance guidelines

         o        Company performance.


MAJORITY OF INDEPENDENT DIRECTORS/ESTABLISHMENT OF COMMITTEES

We vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by LSV's definition of independence.

We vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

STOCK OWNERSHIP REQUIREMENTS

Generally we vote against shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While LSV favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

TERM LIMITS

We vote against shareholder proposals to limit the tenure of outside directors.

                               3. PROXY CONTESTS

VOTING FOR DIRECTOR NOMINEES IN CONTESTED ELECTIONS

Votes in a contested election of directors must be evaluated on a case-by-case basis, considering the following factors:

         o Long-term financial performance of the target company relative to its industry; management's track record

         o        Background to the proxy contest

         o        Qualifications of director nominees (both slates)

         o Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

REIMBURSING PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where LSV recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

CONFIDENTIAL VOTING

We vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.

Vote FOR management proposals to adopt confidential voting.

               4. ANTITAKEOVER DEFENSES AND VOTING RELATED ISSUES

ADVANCE NOTICE REQUIREMENTS FOR SHAREHOLDER PROPOSALS/NOMINATIONS

Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

AMEND BYLAWS WITHOUT SHAREHOLDER CONSENT

We vote AGAINST proposals giving the board exclusive authority to amend the bylaws.

We vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

POISON PILLS

We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

We review on a case-by-case basis shareholder proposals to redeem a company's poison pill.

We review on a case-by-case basis management proposals to ratify a poison pill.

SHAREHOLDER ABILITY TO ACT BY WRITTEN CONSENT

We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

We vote for proposals to allow or make easier shareholder action by written consent.

SHAREHOLDER ABILITY TO CALL SPECIAL MEETINGS

We vote against proposals to restrict or prohibit shareholder ability to call special meetings.

We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

SUPERMAJORITY VOTE REQUIREMENTS

We vote AGAINST proposals to require a supermajority shareholder vote.

We vote FOR proposals to lower supermajority vote requirements.

                     5. MERGERS AND CORPORATE RESTRUCTURINGS

APPRAISAL RIGHTS

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

ASSET PURCHASES

We vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

         o        Purchase price

         o        Fairness opinion

         o        Financial and strategic benefits

         o        How the deal was negotiated

         o        Conflicts of interest

         o        Other alternatives for the business

         o        Noncompletion risk.


ASSET SALES

Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

         o        Impact on the balance sheet/working capital

         o        Potential elimination of diseconomies

         o        Anticipated financial and operating benefits

         o        Anticipated use of funds

         o        Value received for the asset

         o        Fairness opinion

         o        How the deal was negotiated

         o        Conflicts of interest.

BUNDLED PROPOSALS

We Review on a CASE-BY-CASE basis bundled or "conditioned" proxy proposals.

In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders' best interests, vote against the proposals. If the combined effect is positive, support such proposals.

CONVERSION OF SECURITIES

Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest.

We vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

CORPORATE REORGANIZATION/DEBT RESTRUCTURING/PREPACKAGED BANKRUPTCY PLANS/REVERSE LEVERAGED BUYOUTS/WRAP PLANS

Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

         o        Dilution to existing shareholders' position

         o        Terms of the offer

         o        Financial issues

         o        Management's efforts to pursue other alternatives

         o        Control issues

         o        Conflicts of interest.

We vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.

FORMATION OF HOLDING COMPANY

Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

         o        The reasons for the change

         o        Any financial or tax benefits

         o        Regulatory benefits

         o        Increases in capital structure

         o Changes to the articles of incorporation or bylaws of the company.

Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

         o Increases in common or preferred stock in excess of the allowable maximum as calculated by ISS's Capital Structure model

         o        Adverse changes in shareholder rights

GOING PRIVATE TRANSACTIONS (LBOS AND MINORITY SQUEEZEOUTS)

We vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.

JOINT VENTURES

Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.

LIQUIDATIONS

Votes on liquidations should be made on a case-by-case basis after reviewing management's efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.

We vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

MERGERS AND ACQUISITIONS/ ISSUANCE OF SHARES TO FACILITATE MERGER OR ACQUISITION


Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

         o Prospects of the combined company, anticipated financial and operating benefits

         o        Offer price

         o        Fairness opinion

         o        How the deal was negotiated

         o        Changes in corporate governance

         o        Change in the capital structure

         o        Conflicts of interest.

PRIVATE PLACEMENTS/WARRANTS/CONVERTIBLE DEBENTURES

Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders' position, terms of the offer, financial issues, management's efforts to pursue other alternatives, control issues, and conflicts of interest.

We vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.

SPINOFFS

Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

         o        Tax and regulatory advantages

         o        Planned use of the sale proceeds

         o        Valuation of spinoff

         o        Fairness opinion

         o        Benefits to the parent company

         o        Conflicts of interest

         o        Managerial incentives

         o        Corporate governance changes

         o        Changes in the capital structure.

VALUE MAXIMIZATION PROPOSALS

We vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

                            6. STATE OF INCORPORATION

CONTROL SHARE ACQUISITION PROVISIONS

We vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

We vote AGAINST proposals to amend the charter to include control share acquisition provisions.

We vote FOR proposals to restore voting rights to the control shares.

CONTROL SHARE CASHOUT PROVISIONS

We vote FOR proposals to opt out of control share cashout statutes.

DISGORGEMENT PROVISIONS

We vote FOR proposals to opt out of state disgorgement provisions.

FAIR PRICE PROVISIONS

We vote proposals to adopt fair price provisions on a case-by-case basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.

Generally, we vote against fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.

FREEZEOUT PROVISIONS

We vote FOR proposals to opt out of state freezeout provisions.

GREENMAIL

We vote for proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company's ability to make greenmail payments.

We review on a case-by-case basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.

REINCORPORATION PROPOSALS

Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

We vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

STAKEHOLDER PROVISIONS

We vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.

STATE ANTITAKEOVER STATUTES

We review on a case-by-case basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

                              7. CAPITAL STRUCTURE

ADJUSTMENTS TO PAR VALUE OF COMMON STOCK

We vote for management proposals to reduce the par value of common stock.

COMMON STOCK AUTHORIZATION

Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.

We vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

We vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

DUAL-CLASS STOCK

We vote AGAINST proposals to create a new class of common stock with superior voting rights.

We vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

         o It is intended for financing purposes with minimal or no dilution to current shareholders

         o It is not designed to preserve the voting power of an insider or significant shareholder

ISSUE STOCK FOR USE WITH RIGHTS PLAN

We vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).

PREEMPTIVE RIGHTS

We review on a case-by-case basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.

PREFERRED STOCK

We vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights ("blank check" preferred stock).

We vote FOR proposals to create "declawed" blank check preferred stock (stock that cannot be used as a takeover defense).

We vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable.

We vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.

We vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company's industry and performance in terms of shareholder returns.

RECAPITALIZATION

Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.

REVERSE STOCK SPLITS

We vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

We vote FOR management proposals to implement a reverse stock split to avoid delisting.

Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by LSV.

SHARE REPURCHASE PROGRAMS

We vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

STOCK DISTRIBUTIONS: SPLITS AND DIVIDENDS

We vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by LSV.

TRACKING STOCK

Votes on the creation of tracking stock are determined on a case-by-case basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

                     8. EXECUTIVE AND DIRECTOR COMPENSATION

Votes with respect to compensation plans should be determined on a case-by-case basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC's rules, LSV will value every award type. LSV will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders' equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered long with dilution to voting power. Once LSV determines the estimated cost of the plan, we compare it to a company-specific dilution cap.

Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to executives, adjusted for:

         o Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

         o        Cash compensation, and

         o        Categorization of the company as emerging, growth, or mature.

These adjustments are pegged to market capitalization. LSV will continue to examine other features of proposed pay plans such as administration, payment terms, plan duration, and whether the administering committee is permitted to reprice underwater stock options without shareholder approval.

DIRECTOR COMPENSATION

Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.

STOCK PLANS IN LIEU OF CASH

Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.

We vote FOR plans which provide a dollar-for-dollar cash for stock exchange.

Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

DIRECTOR RETIREMENT PLANS

We vote AGAINST retirement plans for nonemployee directors.

We vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

MANAGEMENT PROPOSALS SEEKING APPROVAL TO REPRICE OPTIONS

Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

         o        Historic trading patterns

         o        Rationale for the repricing

         o        Value-for-value exchange

         o        Option vesting

         o        Term of the option

         o        Exercise price

         o        Participation.

EMPLOYEE STOCK PURCHASE PLANS

Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.

We vote FOR employee stock purchase plans where all of the following apply:

         o        Purchase price is at least 85 percent of fair market value

         o        Offering period is 27 months or less, and

         o        Potential voting power dilution (VPD) is ten percent or less.

We vote AGAINST employee stock purchase plans where any of the following apply:

         o Purchase price is less than 85 percent of fair market value, or

         o        Offering period is greater than 27 months, or

         o        VPD is greater than ten percent

INCENTIVE BONUS PLANS AND TAX DEDUCTIBILITY PROPOSALS (OBRA-RELATED COMPENSATION PROPOSALS)

We vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).

We vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.

Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.

Generally, we vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

EMPLOYEE STOCK OWNERSHIP PLANS (ESOPS)

We vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(K) EMPLOYEE BENEFIT PLANS

We vote FOR proposals to implement a 401(k) savings plan for employees.

SHAREHOLDER PROPOSALS REGARDING EXECUTIVE AND DIRECTOR PAY

Generally, we vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders' needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.

We vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.

We vote AGAINST shareholder proposals requiring director fees be paid in stock only.

We vote FOR shareholder proposals to put option repricings to a shareholder vote.

We vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

OPTION EXPENSING

Generally, we vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

PERFORMANCE-BASED STOCK OPTIONS

We vote CASE-BY-CASE on shareholder proposals advocating the use of performance-based stock options (indexed, premium-priced, and performance-vested options), taking into account:

         o Whether the proposal mandates that ALL awards be performance-based

         o Whether the proposal extends beyond executive awards to those of lower-ranking employees

         o Whether the company's stock-based compensation plans meet LSV's SVT criteria and do not violate our repricing guidelines

GOLDEN AND TIN PARACHUTES

We vote FOR shareholder proposals to require golden and tin parachutes (executive severance agreements) to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.

We vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden or tin parachutes. An acceptable parachute should include the following:

         o The parachute should be less attractive than an ongoing employment opportunity with the firm

         o The triggering mechanism should be beyond the control of management

         o The amount should not exceed three times base salary plus guaranteed benefits

                       9. SOCIAL AND ENVIRONMENTAL ISSUES

CONSUMER ISSUES AND PUBLIC SAFETY

ANIMAL RIGHTS

We vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

         o The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

         o The availability and feasibility of alternatives to animal testing to ensure product safety, and

         o        The degree that competitors are using animal-free testing.

Generally, we vote FOR proposals seeking a report on the company's animal welfare standards unless:

         o The company has already published a set of animal welfare standards and monitors compliance

         o The company's standards are comparable to or better than those of peer firms, and

         o There are no serious controversies surrounding the company's treatment of animals

DRUG PRICING

We vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

         o        Whether the proposal focuses on a specific drug and region

         o Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

         o The extent that reduced prices can be offset through the company's marketing budget without affecting R&D spending

         o Whether the company already limits price increases of its products

         o Whether the company already contributes life-saving pharmaceuticals to the needy and Third World countries

         o        The extent that peer companies implement price restraints

GENETICALLY MODIFIED FOODS

We vote CASE-BY-CASE on proposals to label genetically modified (GMO) ingredients voluntarily in the company's products, or alternatively to provide interim labeling and eventually eliminate GMOs, taking into account:

         o        The costs and feasibility of labeling and/or phasing out

         o The nature of the company's business and the proportion of it affected by the proposal

         o The proportion of company sales in markets requiring labeling or GMO-free products

         o        The extent that peer companies label or have eliminated GMOs

         o Competitive benefits, such as expected increases in consumer demand for the company's products

         o The risks of misleading consumers without federally mandated, standardized labeling

         o        Alternatives to labeling employed by the company.

We vote FOR proposals asking for a report on the feasibility of labeling products containing GMOs.

We vote AGAINST proposals to completely phase out GMOs from the company's products. Such resolutions presuppose that there are proven health risks to GMOs--an issue better left to federal regulators--which outweigh the economic benefits derived from biotechnology.

We vote CASE-BY-CASE on reports outlining the steps necessary to eliminate GMOs from the company's products, taking into account:

         o The relevance of the proposal in terms of the company's business and the proportion of it affected by the resolution

         o        The extent that peer companies have eliminated GMOs

         o The extent that the report would clarify whether it is viable for the company to eliminate GMOs from its products

         o Whether the proposal is limited to a feasibility study or additionally seeks an action plan and timeframe actually to phase out GMOs

         o The percentage of revenue derived from international operations, particularly in Europe, where GMOs are more regulated.

We vote AGAINST proposals seeking a report on the health and environmental effects of GMOs and the company's strategy for phasing out GMOs in the event they become illegal in the United States. Studies of this sort are better undertaken by regulators and the scientific community. If made illegal in the United States, genetically modified crops would automatically be recalled and phased out.

HANDGUNS

Generally, we vote AGAINST requests for reports on a company's policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.

PREDATORY LENDING

We vote CASE-BY CASE on requests for reports on the company's procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

         o Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

         o Whether the company has adequately disclosed the financial risks of its subprime business

         o Whether the company has been subject to violations of lending laws or serious lending controversies

         o        Peer companies' policies to prevent abusive lending practices.

TOBACCO

Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:

Second-hand smoke:

         o Whether the company complies with all local ordinances and regulations

         o The degree that voluntary restrictions beyond those mandated by law might hurt the company's competitiveness

         o        The risk of any health-related liabilities.

Advertising to youth:

         o Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

         o Whether the company has gone as far as peers in restricting advertising

         o Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

         o Whether restrictions on marketing to youth extend to foreign countries

Cease production of tobacco-related products or avoid selling products to tobacco companies:

         o        The percentage of the company's business affected

         o The economic loss of eliminating the business versus any potential tobacco-related liabilities.

Spinoff tobacco-related businesses:

         o        The percentage of the company's business affected

         o        The feasibility of a spinoff

         o Potential future liabilities related to the company's tobacco business.

Stronger product warnings:

We vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.

Investment in tobacco stocks:

We vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.

ENVIRONMENT AND ENERGY

ARCTIC NATIONAL WILDLIFE REFUGE

We vote CASE-BY-CASE on reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR), taking into account:

         o Whether there are publicly available environmental impact reports;

         o Whether the company has a poor environmental track record, such as violations of federal and state regulations or accidental spills; and

         o        The current status of legislation regarding drilling in ANWR.

CERES PRINCIPLES

We vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

         o The company's current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

         o The company's environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

         o Environmentally conscious practices of peer companies, including endorsement of CERES

         o        Costs of membership and implementation.

ENVIRONMENTAL REPORTS

Generally, we vote FOR requests for reports disclosing the company's environmental policies unless it already has well-documented environmental management systems that are available to the public.

GLOBAL WARMING

Generally, we vote FOR reports on the level of greenhouse gas emissions from the company's operations and products, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business. However, additional reporting may be warranted if:

         o The company's level of disclosure lags that of its competitors, or

         o The company has a poor environmental track record, such as violations of federal and state regulations.

RECYCLING

We vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

         o The nature of the company's business and the percentage affected

         o        The extent that peer companies are recycling

         o        The timetable prescribed by the proposal

         o        The costs and methods of implementation

         o Whether the company has a poor environmental track record, such as violations of federal and state regulations.

RENEWABLE ENERGY

We vote CASE-BY-CASE on proposals to invest in renewable energy sources, taking into account:

         o The nature of the company's business and the percentage affected

         o The extent that peer companies are switching from fossil fuels to cleaner sources

         o        The timetable and specific action prescribed by the proposal

         o        The costs of implementation

o        The company's initiatives to address climate change

Generally, we vote FOR requests for reports on the feasibility of developing renewable energy sources, unless the report is duplicative of the company's current environmental disclosure and reporting or is not integral to the company's line of business.

GENERAL CORPORATE ISSUES

LINK EXECUTIVE COMPENSATION TO SOCIAL PERFORMANCE

We vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

         o        The relevance of the issue to be linked to pay

         o The degree that social performance is already included in the company's pay structure and disclosed

         o The degree that social performance is used by peer companies in setting pay

         o Violations or complaints filed against the company relating to the particular social performance measure

         o Artificial limits sought by the proposal, such as freezing or capping executive pay

         o        Independence of the compensation committee

         o        Current company pay levels.

CHARITABLE/POLITICAL CONTRIBUTIONS

Generally, we vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

         o The company is in compliance with laws governing corporate political activities, and

         o The company has procedures in place to ensure that employee contributions to company-sponsored political action committees
                  (PACs) are strictly voluntary and not coercive.

We vote AGAINST proposals to report or publish in newspapers the company's political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.

We vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

We vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.

We vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.

LABOR STANDARDS AND HUMAN RIGHTS

CHINA PRINCIPLES

We vote AGAINST proposals to implement the China Principles unless:

         o There are serious controversies surrounding the company's China operations, and

         o The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

COUNTRY-SPECIFIC HUMAN RIGHTS REPORTS

We vote CASE-BY-CASE on requests for reports detailing the company's operations in a particular country and steps to protect human rights, based on:

         o        The nature and amount of company business in that country

         o        The company's workplace code of conduct

         o        Proprietary and confidential information involved

         o Company compliance with U.S. regulations on investing in the country

         o        Level of peer company involvement in the country.

INTERNATIONAL CODES OF CONDUCT/VENDOR STANDARDS

We vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

         o The company's current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

         o Agreements with foreign suppliers to meet certain workplace standards

         o        Whether company and vendor facilities are monitored and how

         o        Company participation in fair labor organizations

         o        Type of business

         o        Proportion of business conducted overseas

         o        Countries of operation with known human rights abuses

         o Whether the company has been recently involved in significant labor and human rights controversies or violations

         o        Peer company standards and practices

         o        Union presence in company's international factories

Generally, we vote FOR reports outlining vendor standards compliance unless any of the following apply:

         o The company does not operate in countries with significant human rights violations

         o The company has no recent human rights controversies or violations, or

         o The company already publicly discloses information on its vendor standards compliance.

MACBRIDE PRINCIPLES

We vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

         o Company compliance with or violations of the Fair Employment Act of 1989

         o Company antidiscrimination policies that already exceed the legal requirements

         o        The cost and feasibility of adopting all nine principles

         o The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

         o        The potential for charges of reverse discrimination

         o The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

         o        The level of the company's investment in Northern Ireland

         o        The number of company employees in Northern Ireland

         o        The degree that industry peers have adopted the MacBride
                  Principles

         o Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

MILITARY BUSINESS

FOREIGN MILITARY SALES/OFFSETS

We vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

LANDMINES AND CLUSTER BOMBS

We vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

         o Whether the company has in the past manufactured landmine components

         o        Whether the company's peers have renounced future production

We vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

         o What weapons classifications the proponent views as cluster bombs

         o Whether the company currently or in the past has manufactured cluster bombs or their components

         o The percentage of revenue derived from cluster bomb manufacture

         o        Whether the company's peers have renounced future production

NUCLEAR WEAPONS

We vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company's business.

SPACED-BASED WEAPONIZATION

Generally, we vote FOR reports on a company's involvement in spaced-based weaponization unless:

         o        The information is already publicly available or

         o The disclosures sought could compromise proprietary information.

WORKPLACE DIVERSITY

BOARD DIVERSITY

Generally, we vote FOR reports on the company's efforts to diversify the board, unless:

         o The board composition is reasonably inclusive in relation to companies of similar size and business or

         o The board already reports on its nominating procedures and diversity initiatives.

We vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

         o        The degree of board diversity

         o        Comparison with peer companies

         o        Established process for improving board diversity

         o        Existence of independent nominating committee

         o        Use of outside search firm

         o        History of EEO violations.

EQUAL EMPLOYMENT OPPORTUNITY (EEO)

Generally, we vote FOR reports outlining the company's affirmative action initiatives unless all of the following apply:

         o        The company has well-documented equal opportunity programs

         o The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

         o The company has no recent EEO-related violations or litigation.

We vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.

GLASS CEILING

Generally, we vote FOR reports outlining the company's progress towards the Glass Ceiling Commission's business recommendations, unless:

         o The composition of senior management and the board is fairly inclusive

         o The company has well-documented programs addressing diversity initiatives and leadership development

         o The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

         o The company has had no recent, significant EEO-related violations or litigation

SEXUAL ORIENTATION

We vote CASE-BY-CASE on proposals to amend the company's EEO policy to include sexual orientation, taking into account:

         o Whether the company's EEO policy is already in compliance with federal, state and local laws

         o Whether the company has faced significant controversies or litigation regarding unfair treatment of gay and lesbian employees

         o The industry norm for including sexual orientation in EEO statements

         o Existing policies in place to prevent workplace discrimination based on sexual orientation

We vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefit decisions should be left to the discretion of the company.

                             10. MUTUAL FUND PROXIES

ELECTION OF DIRECTORS

We vote to elect directors on a case-by-case basis, considering the following factors:

         o        Board structure

         o        Director independence and qualifications

         o        Attendance at board and committee meetings.

Votes should be withheld from directors who:

         o Attend less than 75 percent of the board and committee meetings without a valid excuse for the absences. Valid reasons include illness or absence due to company business. Participation via telephone is acceptable. In addition, if the director missed only one meeting or one day's meetings, votes should not be withheld even if such absence dropped the director's attendance below 75 percent.

         o Ignore a shareholder proposal that is approved by a majority of shares outstanding

         o Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

         o Are interested directors and sit on the audit or nominating committee, or

         o Are interested directors and the full board serves as the audit or nominating committee or the company does not have one of these committees.

CONVERT CLOSED-END FUND TO OPEN-END FUND

We vote conversion proposals on a case-by-case basis, considering the following factors:

         o        Past performance as a closed-end fund

         o        Market in which the fund invests

         o        Measures taken by the board to address the discount

         o        Past shareholder activism, board activity

         o        Votes on related proposals.

PROXY CONTESTS

Votes on proxy contests should be determined on a CASE-BY-CASE basis, considering the following factors:

         o        Past performance relative to its peers

         o        Market in which fund invests

         o        Measures taken by the board to address the issues

         o Past shareholder activism, board activity, and votes on related proposals

         o        Strategy of the incumbents versus the dissidents

         o        Independence of directors

         o        Experience and skills of director candidates

         o        Governance profile of the company

         o        Evidence of management entrenchment

INVESTMENT ADVISORY AGREEMENTS

Votes on investment advisory agreements should be determined on a CASE-BY-CASE basis, considering the following factors:

         o        Proposed and current fee schedules

         o        Fund category/investment objective

         o        Performance benchmarks

         o        Share price performance compared to peers

         o        Resulting fees relative to peers

         o        Assignments (where the advisor undergoes a change of control).

APPROVE NEW CLASSES OR SERIES OF SHARES

We vote for the establishment of new classes or series of shares.

PREFERRED STOCK PROPOSALS

Votes on the authorization for or increase in preferred shares should be determined on a CASE-BY-CASE basis, considering the following factors:

         o        Stated specific financing purpose

         o        Possible dilution for common shares

         o        Whether the shares can be used for antitakeover purposes.

1940 ACT POLICIES

Votes on 1940 Act policies should be determined on a CASE-BY-CASE basis, considering the following factors:

         o        Potential competitiveness

         o        Regulatory developments

         o        Current and potential returns

         o        Current and potential risk.

Generally, we vote FOR these amendments as long as the proposed changes do not fundamentally alter the investment focus of the fund and do comply with the current SEC interpretation.

CHANGE FUNDAMENTAL RESTRICTION TO NONFUNDAMENTAL

RESTRICTION

Proposals to change a fundamental restriction to a nonfundamental restriction should be evaluated on a CASE-BY-CASE basis, considering the following factors:

         o        The fund's target investments

         o        The reasons given by the fund for the change

         o        The projected impact of the change on the portfolio.

CHANGE FUNDAMENTAL INVESTMENT OBJECTIVE TO NONFUNDAMENTAL

We vote against proposals to change a fund's fundamental investment objective to nonfundamental.

NAME CHANGE PROPOSALS

Votes on name change proposals should be determined on a CASE-BY-CASE basis, considering the following factors:

         o        Political/economic changes in the target market

         o        Consolidation in the target market

         o        Current asset composition

CHANGE IN FUND'S SUBCLASSIFICATION

Votes on changes in a fund's subclassification should be determined on a CASE-BY-CASE basis, considering the following factors:

         o        Potential competitiveness

         o        Current and potential returns

         o        Risk of concentration

         o        Consolidation in target industry

DISPOSITION OF ASSETS/TERMINATION/LIQUIDATION

We vote these proposals on a case-by-case basis, considering the following factors:

         o Strategies employed to salvage the company o The fund's past performance

         o        Terms of the liquidation.

CHANGES TO THE CHARTER DOCUMENT

Votes on changes to the charter document should be determined on a CASE-BY-CASE basis, considering the following factors:

         o        The degree of change implied by the proposal

         o        The efficiencies that could result

         o        The state of incorporation

         o        Regulatory standards and implications.

We vote AGAINST any of the following changes:

         o Removal of shareholder approval requirement to reorganize or terminate the trust or any of its series

         o Removal of shareholder approval requirement for amendments to the new declaration of trust

         o Removal of shareholder approval requirement to amend the fund's management contract, allowing the contract to be modified by the investment manager and the trust management, as permitted by the 1940 Act

         o Allow the trustees to impose other fees in addition to sales charges on investment in a fund, such as deferred sales charges and redemption fees that may be imposed upon redemption of a fund's shares

         o Removal of shareholder approval requirement to engage in and terminate subadvisory arrangements

         o Removal of shareholder approval requirement to change the domicile of the fund

CHANGE THE FUND'S DOMICILE

We vote reincorporations on a case-by-case basis, considering the following factors:

         o        Regulations of both states

         o        Required fundamental policies of both states

         o        Increased flexibility available.

AUTHORIZE THE BOARD TO HIRE AND TERMINATE SUBADVISORS WITHOUT SHAREHOLDER
APPROVAL

We vote AGAINST proposals authorizing the board to hire/terminate subadvisors without shareholder approval.

DISTRIBUTION AGREEMENTS

We vote these proposals on a case-by-case basis, considering the following factors:

         o        Fees charged to comparably sized funds with similar objectives

         o        The proposed distributor's reputation and past performance

         o        The competitiveness of the fund in the industry

         o        Terms of the agreement.

MASTER-FEEDER STRUCTURE

We vote for the establishment of a master-feeder structure.

MERGERS

We vote merger proposals on a case-by-case basis, considering the following factors:

         o        Resulting fee structure

         o        Performance of both funds

         o        Continuity of management personnel

         o Changes in corporate governance and their impact on shareholder rights.

SHAREHOLDER PROPOSALS TO ESTABLISH DIRECTOR OWNERSHIP REQUIREMENT

Generally, we vote against shareholder proposals that mandate a specific minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While LSV favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.

SHAREHOLDER PROPOSALS TO REIMBURSE PROXY SOLICITATION EXPENSES

Voting to reimburse proxy solicitation expenses should be analyzed on a case-by-case basis. In cases where LSV recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

SHAREHOLDER PROPOSALS TO TERMINATE INVESTMENT ADVISOR

Vote to terminate the investment advisor on a case-by-case basis, considering the following factors:

         o        Performance of the fund's NAV

         o        The fund's history of shareholder relations

         o        The performance of other funds under the advisor's management.

                       STATEMENT OF ADDITIONAL INFORMATION

                      MOUNT LUCAS U.S. FOCUSED EQUITY FUND

                       A SERIES OF BHR INSTITUTIONAL FUNDS

                                JANUARY 31, 2008

                               INVESTMENT ADVISER:
                      BHR FUND ADVISORS, LP (THE "ADVISER")

                                  SUB-ADVISER:

                MOUNT LUCAS MANAGEMENT CORP. (THE "SUB-ADVISER")

This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the BHR Institutional Funds (the "Trust") and the Mount Lucas U.S. Focused Equity Fund. This SAI should be read in conjunction with the prospectus dated January 31, 2008. The prospectus may be obtained by calling 1-888-572-0968 or on the Trust's website at www.bhrfunds.com.


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                                TABLE OF CONTENTS

THE TRUST ...................................................................S-1

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES .............S-1

DESCRIPTION OF PERMITTED INVESTMENTS ........................................S-2

INVESTMENT LIMITATIONS .....................................................S-10

ADVISER ....................................................................S-11

SUB-ADVISER ................................................................S-12

ADMINISTRATOR ..............................................................S-14

SHAREHOLDER SERVICING ......................................................S-14

PRINCIPAL UNDERWRITER ......................................................S-14

TRANSFER AGENT .............................................................S-15

CUSTODIAN ..................................................................S-15

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..............................S-15

LEGAL COUNSEL ..............................................................S-15

TRUSTEES AND OFFICERS OF THE TRUST .........................................S-16

PRINCIPAL SHAREHOLDERS .....................................................S-19

PURCHASING AND REDEEMING SHARES ............................................S-20

DETERMINATION OF NET ASSET VALUE ...........................................S-21

TAXES ......................................................................S-21

FUND TRANSACTIONS ..........................................................S-22

PORTFOLIO HOLDINGS .........................................................S-24

DESCRIPTION OF SHARES ......................................................S-25

SHAREHOLDER LIABILITY ......................................................S-25

DIVIDEND RIGHTS ............................................................S-25

LIMITATION OF TRUSTEES' LIABILITY ..........................................S-25

PROXY VOTING ...............................................................S-25

CODE OF ETHICS .............................................................S-26

FINANCIAL STATEMENTS .......................................................S-26

APPENDIX A -RATINGS .........................................................A-1

APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES ...........................B-1

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THE TRUST

GENERAL. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the "Declaration of Trust") dated June 2, 2006, as the same may be amended from time to time. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares within each fund. The Trust reserves the right to create and issue shares of additional funds. The Mount Lucas U.S. Focused Equity Fund (the "Fund") is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund and/or share class shall be payable solely out of the assets of that fund and/or share class. Expenses not attributable to a specific fund and/or share class are allocated across all of the funds on the basis of relative net assets. This SAI relates only to the Fund and not to any other funds of the Trust.

VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. The Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.

MOUNT LUCAS U.S. FOCUSED EQUITY FUND. The Fund seeks long term growth of capital. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "non-diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

As its principal investment strategy, the Fund invests primarily in securities of U.S. common stocks and equity securities as described in the prospectus. Consistent with Rule 35d-1, the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of U.S. common stocks and equity securities. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

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PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under Securities and
Exchange Commission (the "SEC") regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with that Fund's investment objective and permitted by the Fund's stated investment policies. Unless otherwise noted, the following investments are non-principal investments of the Fund.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. As part of their principal investment strategies, the Fund invests in equity securities, primarily in the form of common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater


                                      S-2
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     potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

o SMALL AND MEDIUM CAPITALIZATION ISSUERS. To the extent consistent with its principal investment strategies, the Fund may invest in some small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

MONEY MARKET SECURITIES. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund's objectives. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.

     o U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small

                                      S-3
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          Business Administration, Federal National Mortgage Association,
          Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.

     o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

     o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.

     o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.

     o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:

     o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

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     o    CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

     o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Adviser not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act, rule, or SEC staff interpretations thereunder.

FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

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An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck.
No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts' full notional value (in the case of contracts that are not required to "cash settle") or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.

The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.

There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser's or Sub-Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.

OPTIONS. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations." A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

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The initial purchase (sale) of an option contract is an "opening transaction."
In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefore. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.

Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.

RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser, Sub-Adviser or their respective affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.

BORROWING. The Fund may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

INITIAL PUBLIC OFFERINGS ("IPOS"). Due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, the Fund's Adviser or Sub-Adviser will often purchase IPO shares that would qualify as a permissible investment for the Fund but will, instead, decide to allocate those IPO purchases to other funds it advises. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

2. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

3. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

4. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

5. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

6. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. With respect to the restriction under number 3 above, the Fund may borrow money from banks as permitted under the 1940 Act.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of the Fund's total assets.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may
(i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts;
(iii) make short sales "against the box"; and (iv) make short sales in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6. Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

In addition, the Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

ADVISER

GENERAL. BHR Fund Advisors, LP is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2006 and offers investment management services for investment companies. The Adviser is controlled by Northern Lights Ventures, LLC ("Northern Lights"). Northern Lights provides consulting and capital to the investment management industry.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser for the Fund and continuously reviews, supervises and administers the respective investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Adviser has selected and monitors the Sub-Adviser who makes investment decisions for the Fund. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days' written notice. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive all or a portion of its fee and reimburse expenses in order to keep total operating expenses for Class I and Class II Shares of the Fund from exceeding 0.95% and 1.20% of average daily net assets, respectively, until September 25, 2010. If at any point through September 25, 2010 it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 0.95% and 1.20% for Class I and Class II Shares of the Fund, to recapture any of its prior waivers or reimbursements.

The Adviser did not receive any fees for the fiscal year ended September 30, 2007.

SUB-ADVISER

Mount Lucas Management Corp. serves as Sub-Adviser to the Fund. The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Sub-Advisory Agreement provides that the sub-adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

For its respective services as investment Sub-Adviser to the Fund, the Sub-Adviser is entitled to receive investment sub-advisory fees from the Adviser at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. The Sub-Adviser will be paid 0.25% on the first $200,000,000 and 0.60% on the balance of the average daily net assets.

The Sub-Adviser did not receive any fees for the fiscal year ended September 30, 2007.

PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS

The following information is as of December 31, 2007:

MOUNT LUCAS U.S. FOCUSED EQUITY FUND

---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                                                                                                  NUMBER OF         TOTAL ASSETS
                                                                                                   ACCOUNTS         MANAGED WITH
                                                              NUMBER OF                          MANAGED WITH     PERFORMANCE-BASED
                                                               ACCOUNTS       TOTAL ASSETS     PERFORMANCE-BASED   ADVISORY FEES
                                    TYPE OF ACCOUNTS           MANAGED          MANAGED         ADVISORY FEES
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------

---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------

---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
Timothy J. Rudderow          Registered Investment               0                $0                 0                  $0
                             Companies
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                             Other Pooled Investment             3          $111.1 million           0                  $0
                             Vehicles
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                             Other Accounts                     167         $164.9 million           0                  $0
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------

---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                                                                                                  NUMBER OF         TOTAL ASSETS
                                                                                                   ACCOUNTS         MANAGED WITH
                                                              NUMBER OF                          MANAGED WITH     PERFORMANCE-BASED
                                                               ACCOUNTS       TOTAL ASSETS     PERFORMANCE-BASED   ADVISORY FEES
                                    TYPE OF ACCOUNTS           MANAGED          MANAGED         ADVISORY FEES
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
Roger E. Alcaly              Registered Investment               0                $0                 0                  $0
                             Companies
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                             Other Pooled Investment             3          $111.1 million           0                  $0
                             Vehicles
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                             Other Accounts                     167         $164.9 million           0                  $0
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
Adam J. Berger               Registered Investment               0                $0                 0                  $0
                             Companies
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                             Other Pooled Investment             3          $111.1 million           0                  $0
                             Vehicles
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                             Other Accounts                     167         $164.9 million           0                  $0
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
Nan Q. Lu                    Registered Investment               0                $0                 0                  $0
                             Companies
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                             Other Pooled Investment             3          $111.1 million           0                  $0
                             Vehicles
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------
                             Other Accounts                     167         $164.9 million           0                  $0
---------------------------- ----------------------------- --------------- ------------------ ----------------- --------------------

PORTFOLIO MANAGERS - PORTFOLIO MANAGERS' OWNERSHIP OF SECURITIES IN THE FUND

The table below provides beneficial ownership of shares of the portfolio managers of the Fund as of December 31, 2007. Please note that the table provides a dollar value of each portfolio manager's holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000,
$500,001-$1,000,000, over $1,000,000).

 NAME OF FUND                   NAME OF PORTFOLIO MANAGER    DOLLAR RANGE OF EQUITY SECURITIES IN THE FUND
                                                             BENEFICIALLY OWNED BY THE PORTFOLIO MANAGER
 Mount Lucas U.S. Focused       Timothy J. Rudderow           Over $1,000,000
 Equity Fund


 Mount Lucas U.S. Focused       Roger Alcaly                  $500,001 - $1,000,000
 Equity Fund

 Mount Lucas' employees receive a base salary and a bonus based on job description and experience. There are no deferred compensation plans. There is a 401(k) plan that is open to all employees with a company match. Salaries are reviewed, and adjusted if necessary, annually. Bonuses are based on a percentage of salary and awarded at the discretion of the Board of Directors. Bonuses are based on pre-tax performance of Mount Lucas for the current year.

CONFLICTS OF INTEREST. As is typical for many money managers, potential conflicts of interest may arise related to portfolio manager's management of accounts including the Funds relating to: where not all accounts are able to participate in a desired IPO or another limited opportunity, the use of soft dollars and other brokerage practices, the voting of proxies, employee personal securities trading, the side by side management of accounts with performance based fees and accounts with fixed fees, and a variety of other circumstances. In all cases, however, the Sub-Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please also see Mount Lucas' Form ADV, Part II for a description of some of its policies and procedures in this regard.

ADMINISTRATOR

GENERAL. PFPC, Inc. (the "Administrator"), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.

ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.

The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days' prior written notice to the other party.

ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee with respect to the Fund, which is detailed below in the following schedule: 0.0725% of the Fund's first $250 million of average net assets; 0.0525% of the Fund's next $250 million of average net assets; and 0.03% of the Fund's average net assets in excess of $500 million. The foregoing fee is subject to a minimum monthly fee of $7,083 for the Fund. The Trust also pays additional fees to the Administrator for compliance and related functions.

SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Services Plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, the service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund's average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses; (vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. The Fund commenced operations on September 28, 2007 and, therefore, no fees were paid under the Shareholder Services Plan during the fiscal year ended September 30, 2007.

PRINCIPAL UNDERWRITER

PFPC Distributors, Inc. (the "Underwriter"), and the Trust are parties to a distribution agreement dated October 31, 2006 ("Distribution Agreement"). The principal business address of the Underwriter is 760 Moore Road, Valley Forge, PA 19406.

After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the

Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Underwriter shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Subject to applicable laws and regulations, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries ("Intermediaries") in connection with the sale, distribution and/or servicing of shares of the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in the Fund's prospectus and this SAI for distribution and shareholder servicing and processing. These Additional Payments may take the form of "due diligence" payments for an institution's examination of the Fund and payments for providing extra employee training and information relating to the Fund; "listing" fees for the placement of the Fund on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Fund's shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may make Additional Payments for subaccounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Additional Payments may include amounts that are sometimes referred to as "revenue sharing" payments. The Fund may reimburse the Adviser for Additional Payments.

TRANSFER AGENT

PFPC, Inc. serves as the Fund's transfer agent. The principal business address of the transfer agent is 760 Moore Road, Valley Forge, PA 19406.

CUSTODIAN

PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. The principal business address of the Custodian is 8800 Tinicum Boulevard, Philadelphia, PA 19153.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102, serves as independent registered public accounting firm for the Fund.

LEGAL COUNSEL

Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, serves as legal counsel to the Trust.

TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.

MEMBERS OF THE BOARD. Set forth below are the names, year of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312.

TRUSTEES:

                                                TERM OF            PRINCIPAL                                     OTHER
                               POSITION(S)    OFFICE AND         OCCUPATION(S)        NUMBER OF PORTFOLIOS    DIRECTORSHIPS
                                HELD WITH      LENGTH OF         DURING PAST 5        IN THE FUND COMPLEX       HELD BY
   NAME AND YEAR OF BIRTH       THE FUND      TIME SERVED            YEARS            OVERSEEN BY TRUSTEE       TRUSTEE
--------------------------   --------------  -------------   -----------------------  -----------------------  ---------------

INTERESTED TRUSTEE:*          Chairman and   Since June      BHR Fund Advisors, LP,             6                  None
Amy Duling                    Trustee           2006         Managing Partner;
Year of Birth: 1967                                          Constellation
                                                             Investment Management
                                                             Company, Executive VP
                                                             of Marketing & Product
                                                             Mgt. (2004-2006);
                                                             Turner Investment
                                                             Partners, National
                                                             Account Director
                                                             (1999-2004).

INDEPENDENT TRUSTEES:

Gary Shugrue                  Trustee        Since October   Ascendant Capital                  6                  None
Year of Birth: 1954                              2006        Partners, President and
                                                             Chief Investment
                                                             Officer.

Dr. James Patton              Trustee        Since October   Comprehensive Oncology             6             Advaxis, Inc.
Year of Birth: 1957                              2006        Care, LLC,
                                                             President; Millennium
                                                             Oncology Management,
                                                             Inc., Vice President;
                                                             Liberty View Equity
                                                             Partners, SBIC, LP,
                                                             Principal(1999-2004).

* Ms. Duling is an "interested person" under the 1940 Act because she is employed as a Managing Partner of the BHR Fund Advisors, LP.

BOARD STANDING COMMITTEES. The Board has established the following standing committees:

o AUDIT COMMITTEE. The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Shugrue and Patton currently serve as members of the Audit Committee. The Audit Committee met three times during the fiscal year ended September 30, 2007.

o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of Gary Shugrue, James Patton and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which the Fund believes are unreliable. The Fair Value Pricing Committee's determinations are reviewed by the full Board. The Fair Value Pricing Committee did not meet with respect to the Fund during the fiscal year ended September 30, 2007.

o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Shugrue and Patton currently serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended September 30, 2007.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the Board's continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows each Trustee's ownership of shares of each Fund and of all Trust funds served by the Trustee as of December 31, 2007.

                                                                                                       AGGREGATE  DOLLAR RANGE OF
                                                                      DOLLAR RANGE OF FUND SHARES      TRUST SHARES OWNED BY
FUND                                TRUSTEE                           OWNED BY TRUSTEES                TRUSTEE
----------------------------------- --------------------------------- -------------------------------- ----------------------------
Mount Lucas U.S. Focused Equity     Amy Duling                        None                             Over $100,000
Fund
                                    Dr. James Patton                  None                             $50,001-$100,000
                                    Gary Shugrue                      None                             None

BOARD COMPENSATION. The Independent Trustees receive an annual retainer of $10,000.00 per year, $1,500 per meeting and special meeting they attend, $500 per audit committee meeting and $250 per fair valuation committee meeting. For the fiscal year ended September 30, 2007, the Independent Trustees received the following fees:

------------------------- -------------------------- -------------------------- -------------------------- -------------------------
TRUSTEE                   AGGREGATE COMPENSATION     PENSION OR RETIREMENT      ESTIMATED ANNUAL           TOTAL COMPENSATION FROM
                          FROM FUND                  BENEFITS ACCRUED AS PART   BENEFITS UPON RETIREMENT   FUND AND FUND COMPLEX
                                                     OF FUNDS EXPENSES                                     PAID TO DIRECTORS
------------------------- -------------------------- -------------------------- -------------------------- -------------------------
DR. JAMES PATTON          $0                         None                       None                       $13,250
------------------------- -------------------------- -------------------------- -------------------------- -------------------------
GARY SHUGRUE              $0                         None                       None                       $13,000
------------------------- -------------------------- -------------------------- -------------------------- -------------------------

TRUST OFFICERS. The officers of the Trust, their respective year of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312. None of the officers receive compensation from the Trust for their services.

OFFICERS:

                                                TERM OF
                                              OFFICE AND                             PRINCIPAL
                                POSITION       LENGTH OF                           OCCUPATION(S)
                                HELD WITH        TIME                              DURING PAST 5
   NAME AND YEAR OF BIRTH       THE FUND        SERVED                                 YEARS
----------------------------- --------------  -------------  ---------------------------------------------------------------
Peter Moran                   President       Since October  Constellation Investment Management Company; President
Year of Birth: 1961                               2006       (2005-2006)

                                                             Turner Investment Partners; Director of Intermediary &
                                                             Mutual Fund Distribution (1997-2005)

John Leven                    Treasurer       Since October  Constellation Investment Management Company; Chief
Year of Birth: 1957                               2006       Financial Officer (2004-2006)

                                                             SEI Investments; Account Director (2001-2004), Director
                                                             of Fund Accounting(1999-2001)

Brian Ferko                   Chief           Since October  Ardmore Partners; Chief Compliance Officer(2005-2006)
Year of Birth: 1971           Compliance          2006
                              Officer
                                                             Turner Investment Partners; Director of Mutual Fund
                                                             Administration & Compliance (1997-2004)

John Canning                  Secretary       Since October  Constellation Investment Management Company; Vice
Year of Birth: 1970                               2006       President Mutual Fund Administration (2004-2006)

                                                             Turner Investment Partners; Assistant Director of Mutual
                                                             Fund Administration (2000-2004)

As of January 8, 2008, the officers and Trustees of the Fund owned, in aggregate, less than 1% of the Fund.

PRINCIPAL SHAREHOLDERS

As of January 8, 2008, the following persons or organizations held beneficially or of record 5% or more of the shares of the Funds. Persons or organizations owning 25% or more of the voting securities of a Fund are deemed "control persons."


NAME AND ADDRESS                                         PERCENTAGE OF OWNERSHIP
Charles Schwab & Co. Inc.                                         37.67%
Special Custody Account for the Benefit of Customers
101 Montgomery Street
San Francisco, CA 94104

NAME AND ADDRESS                                         PERCENTAGE OF OWNERSHIP
Roger E. Alcaly                                                    19.88%
c/o BHR Fund Advisors, LP
1160 Swedesford Road
Suite 140
Berwyn, PA 19312

Paul R. Derosa                                                     19.76%
c/o BHR Fund Advisors, LP
1160 Swedesford Road
Suite 140
Berwyn, PA 19312

Timothy J. Rudderow                                                11.93%
c/o BHR Fund Advisors, LP
1160 Swedesford Road
Suite 140
Berwyn, PA 19312

Raymond E. Ix, Jr.                                                  5.85%
c/o BHR Fund Advisors, LP
1160 Swedesford Road
Suite 140
Berwyn, PA 19312

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practical, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund participates in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders. In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, other organization or, if applicable, its authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after acceptance by an authorized broker or other organization or either's authorized designee. In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.

DETERMINATION OF NET ASSET VALUE

GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern Time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

TAXES

The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL - GENERAL INFORMATION. The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (2) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships.

Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.



TAXATION OF CERTAIN FINANCIAL INSTRUMENTS. The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

INVESTMENTS IN FOREIGN SECURITIES. The Fund, to the extent it invests in foreign securities, may be subject to foreign withholding or foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty in some cases. The Fund generally will be entitled to deduct any such income taxes in computing its income for U.S. federal income tax purposes.





STATE AND LOCAL TAXES. Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In addition, the Adviser and Sub-Adviser may place a combined order for two or more accounts it manages, including the Fund, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Adviser and Sub-Adviser believe that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.

BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser and Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser or Sub-Adviser. The Adviser and Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.

Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), permits the Adviser and Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser or Sub-Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser or Sub-Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser or Sub-Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and Sub-Adviser faces a potential conflict of interest, but the Adviser and Sub-Adviser each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.



PORTFOLIO HOLDINGS

The Board of Trustees have approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, its investment adviser, or its principal underwriter, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30, and September 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at WWW.SEC.GOV.

These reports are also available, free of charge, on the Fund's website at www.bhrfunds.com.

The website provides information about the Fund's complete portfolio holdings, updated as of the most recent calendar month. This information is provided with a lag of at least 10 days. The information on the Fund's website is publicly available to all categories of persons.

In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Fund's policies and procedures provide that the Authorized Persons may authorize disclosure of portfolio holdings information to such third parties with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.

No compensation or other consideration is paid to, or received by, any party in connection with the disclosure of portfolio holdings information including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.

In addition, the following parties may receive portfolio holdings information, as necessary, in connection with their services to the Funds: PFPC Trust Company, the Fund's Custodian; PFPC, Inc., the Fund's Administrator and Transfer Agent; Briggs Bunting & Dougherty, LLP, the Fund's independent registered public accounting firm; Drinker Biddle & Reath LLP, counsel to the Funds; Printerlink, the Fund's financial printer; ISS, the Fund's proxy voting service provider; and Interactive Data Corporation and Bloomberg, the Fund's pricing agents.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of the Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees. The Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.

DIVIDEND RIGHTS

The Trustees may from time to time declare and pay dividends or other distributions with respect to any Series or Class. The amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust property shall be wholly in the discretion of the Trustees. All dividends and other distributions on Shares of a particular Class shall be distributed pro rata to the Shareholders of that Series or Class in proportion to the number of Shares of that Series or Class they held on the record date established for such payment.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.

The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. Information regarding how the Trust will vote proxies relating to portfolio securities held by the Fund during the 12-month period ending June 30, 2008 will be filed with the SEC on Form N-PX in August 2008 and will be available without charge, upon request, by calling 1-888-572-0968 or by writing to the Fund at BHR Institutional Funds, c/o PFPC Inc., P.O. Box 9679, Providence, RI 02940-9679. The Fund's Form N-PX will also be available on the SEC's website at www.sec.gov.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics ("the Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

FINANCIAL STATEMENTS

The financial statements of the Fund for the fiscal year ended September 30, 2007, included in the Annual Report to shareholders and the report dated November 19, 2007 of Briggs, Bunting & Dougherty, LLP, the independent registered public accounting firm for the Fund, related thereto, are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

                               APPENDIX A -RATINGS

                        DESCRIPTION OF SECURITIES RATINGS

SHORT-TERM CREDIT RATINGS

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

         "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

         Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         "NR" - This designation indicates that Fitch does not publicly rate the associated issue or issuer.

         "WD" - This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.

         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.

         "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an "R-2 (middle)" credit. However, "R-2
(low)" ratings still display a level of credit strength that allows for a higher rating than the "R-3" category, with this distinction often reflecting the issuer's liquidity profile.

         "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

         "R-4" - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "R-5" - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

LONG-TERM CREDIT RATINGS

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         "NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

         Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

         "NR" indicates that Fitch does not publicly rate the associated issue or issuer.

         The following summarizes the ratings used by DBRS for long-term debt:

         "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

         "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

         "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Long-term debt rated "BB" is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS

         A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

         o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

         o Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

         Note rating symbols are as follows:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

         "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS

A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.

DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                                   MOUNT LUCAS

                      PROXY VOTING POLICIES AND PROCEDURES

1. BACKGROUND

The act of managing assets of clients may include the voting of proxies related to such managed assets. Where the power to vote in person or by proxy has been delegated, directly or indirectly, to the investment adviser, the investment adviser has the fiduciary responsibility for (a) voting in a manner that is in the best interests of the client, and (b) properly dealing with potential conflicts of interest arising from proxy proposals being voted upon.

The policies and procedures of Mount Lucas Management Corporation (the "Firm") for voting proxies received for accounts managed by the Firm are set forth below and are applicable if:

o The underlying advisory agreement entered into with the client expressly provides that the Firm shall be responsible to vote proxies received in connection with the client's account; or

o The underlying advisory agreement entered into with the client is silent as to whether or not the Firm shall be responsible to vote proxies received in connection with the client's account and the Firm has discretionary authority over investment decisions for the client's account; or

o In case of an employee benefit plan, the client (or any plan trustee or other fiduciary) has not reserved the power to vote proxies in either the underlying advisory agreement entered into with the client or in the client's plan documents.

These Proxy Voting Policies and Procedures are designed to ensure that proxies are voted in an appropriate manner and should complement the Firm's investment policies and procedures regarding its general responsibility to monitor the performance and/or corporate events of companies which are issuers of securities held in managed accounts. Any questions about these policies and procedures should be directed to Timothy Rudderow at (609) 924-8868.

2. PROXY VOTING POLICIES

In the absence of specific voting guidelines from a client, Mount Lucas Management Corp. will vote proxies in a manner that is in the best interest of the client, which may result in different voting results for proxies for the same issuer. The Firm shall consider only those factors that relate to the client's investment or dictated by the client's written instructions, including how its vote will economically impact and affect the value of the client's investment (keeping in mind that, after conducting an appropriate cost-benefit analysis, not voting at all on a presented proposal may be in the best interest of the client). Mount Lucas Management Corp. believes that voting proxies in accordance with the following policies is in the best interests of its clients.

A. Specific Voting Policies

     1.   Routine Items:

          o The Firm will generally vote for the election of directors (where no corporate governance issues are implicated).

          o The Firm will generally vote for the selection of independent auditors.

          o The Firm will generally vote for increases in or reclassification of common stock.

          o The Firm will generally vote for management recommendations adding or amending indemnification provisions in charter or by-laws.

          o The Firm will generally vote for changes in the board of directors.

          o    The Firm will generally vote for outside director compensation.

          o The Firm will generally vote for proposals that maintain or strengthen the shared interests of shareholders and management.

          o The Firm will generally vote for proposals that increase shareholder value.

          o The Firm will generally vote for proposals that will maintain or increase shareholder influence over the issuer's board of directors and management.

          o The Firm will generally vote for proposals that maintain or increase the rights of shareholders.

     2.   Non-Routine and Conflict of Interest Items:

          o The Firm will generally vote for management proposals for merger or reorganization if the transaction appears to offer fair value.

          o The Firm will generally vote against shareholder resolutions that consider non-financial impacts of mergers.

          o    The Firm will generally vote against anti-greenmail provisions.

B. General Voting Policy

If the proxy includes a Routine Item that implicates corporate governance changes, a Non-Routine Item where no specific policy applies or a Conflict of Interest Item where no specific policy applies, then the Firm may engage an independent third party to determine how the proxies should be voted.

In voting on each and every issue, the Firm and its employees shall vote in a prudent and timely fashion and only after a careful evaluation of the issue(s) presented on the ballot.

In exercising its voting discretion, the Firm and its employees shall avoid any direct or indirect conflict of interest raised by such voting decision. The Firm will provide adequate disclosure to the client if any substantive aspect or foreseeable result of the subject matter to be voted upon raises an actual or potential conflict of interest to the Firm or:

     o any affiliate of the Firm. For purposes of these Proxy Voting Policies and Procedures, an affiliate means:

          (i) any person directly, or indirectly through one or more intermediaries, controlling, controlled by or under common control with the Firm;

          (ii) any officer, director, principal, partner, employer, or direct or indirect beneficial owner of any 10% or greater equity or voting interest of the Firm; or

          (iii) any other person for which a person described in clause (ii) acts in any such capacity;

     o any issuer of a security for which the Firm (or any affiliate of the Firm) acts as a sponsor, advisor, manager, custodian, distributor, underwriter, broker, or other similar capacity; or

     o any person with whom the Firm (or any affiliate of the Firm) has an existing, material contract or business relationship that was not entered into in the ordinary course of the Firm's (or its affiliate's) business.

(Each of the above persons being an "Interested Person".)

After informing the client of any potential conflict of interest, the Firm will take other appropriate action as required under these Proxy Voting Policies and Procedures, as provided below.

The Firm shall keep certain records required by applicable law in connection with its proxy voting activities for clients and shall provide proxy-voting information to clients upon their written or oral request.

CONSISTENT WITH SEC RULE 206(4)-6, AS AMENDED, THE FIRM SHALL TAKE REASONABLE MEASURES TO INFORM ITS CLIENTS OF (1) ITS PROXY VOTING POLICIES AND PROCEDURES, AND (2) THE PROCESS OR PROCEDURES CLIENTS MUST FOLLOW TO OBTAIN INFORMATION REGARDING HOW THE FIRM VOTED WITH RESPECT TO ASSETS HELD IN THEIR ACCOUNTS. THIS INFORMATION MAY BE PROVIDED TO CLIENTS THROUGH THE FIRM'S FORM ADV (PART II OR SCHEDULE H) DISCLOSURE OR BY SEPARATE NOTICE TO THE CLIENT (OR IN THE CASE OF AN EMPLOYEE BENEFIT PLAN, THE PLAN'S TRUSTEE OR OTHER FIDUCIARIES).

3.   PROXY VOTING PROCEDURES

     A. Timothy Rudderow (the "Responsible Party") shall be designated by the Firm to make discretionary investment decisions for the client's account and will be responsible for voting the proxies related to that account. The Responsible Party should assume that he or she has the power to vote all proxies related to the client's account if any one of the three circumstances set forth in Section 1 above regarding proxy voting powers is applicable.

     B. All proxies and ballots received by Mount Lucas Management Corp. will be forwarded to the Responsible Party and then logged in upon receipt in the "Receipt of Proxy Voting Material" log (see sample attached).

     C. Prior to voting, the Responsible Party will verify whether his or her voting power is subject to any limitations or guidelines issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries).

     D. Prior to voting, the Responsible Party will verify whether an actual or potential conflict of interest with the Firm or any Interested Person exists in connection with the subject proposal(s) to be voted upon. The determination regarding the presence or absence of any actual or potential conflict of interest shall be adequately documented by the Responsible Party (i.e., comparing the apparent parties affected by the proxy proposal being voted upon against the Firm's internal list of Interested Persons and, for any matches found, describing the process taken to determine the anticipated magnitude and possible probability of any conflict of interest being present), which shall be reviewed and signed off on by the Responsible Party's direct supervisor (and if none, by the board of directors or a committee of the board of directors of the Firm).

     E. If an actual or potential conflict is found to exist, written notification of the conflict (the "Conflict Notice") shall be given to the client or the client's designee (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) in sufficient detail and with sufficient time to reasonably inform the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) of the actual or potential conflict involved. Specifically, the Conflict Notice should describe:

          o    the proposal to be voted upon;

          o    the actual or potential conflict of interest involved;

          o the Firm's vote recommendation (with a summary of material factors supporting the recommended vote); and

          o if applicable, the relationship between the Firm and any Interested Person.

The Conflict Notice will either request the client's consent to the Firm's vote recommendation or may request the client to vote the proxy directly or through another designee of the client. The Conflict Notice and consent thereto may be sent or received, as the case may be, by mail, fax, electronic transmission or any other reliable form of communication that may be recalled, retrieved, produced, or printed in accordance with the recordkeeping policies and procedures of the Firm. If the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciary) is unreachable or has not affirmatively responded before the response deadline for the matter being voted upon, the Firm may:

          o engage a non-Interested Party to independently review the Firm's vote recommendation if the vote recommendation would fall in favor of the Firm's interest (or the interest of an Interested Person) to confirm that the Firm's vote recommendation is in the best interest of the client under the circumstances;

          o cast its vote as recommended if the vote recommendation would fall against the Firm's interest (or the interest of an Interested Person) and such vote recommendation is in the best interest of the client under the circumstances; or

          o abstain from voting if such action is determined by the Firm to be in the best interest of the client under the circumstances.

     F. The Responsible Party will promptly vote proxies received in a manner consistent with the Proxy Voting Policies and Procedures stated above and guidelines (if any) issued by client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries if such guidelines are consistent with ERISA).

     G. In accordance with SEC Rule 204-2(c)(2), as amended, the Responsible Party shall retain in the respective client's file, the following:

          o A copy of the proxy statement received (unless retained by a third party for the benefit of the Firm or the proxy statement is available from the SEC's Electronic Data Gathering, Analysis, and Retrieval (EDGAR) system);

          o A record of the vote cast (unless this record is retained by a third party for the benefit of the Firm and the third party is able to promptly provide the Firm with a copy of the voting record upon its request);

          o    A record memorializing the basis for the vote cast;

          o A copy of any document created by the Firm or its employees that was material in making the decision on how to vote the subject proxy; and,

          o A copy of any Conflict Notice, conflict consent or any other written communication (including emails or other electronic communications) to or from the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries) regarding the subject proxy vote cast by, or the vote recommendation of, the Firm. The above copies and records shall be retained in the client's file for a period not less than five
               (5) years (or in the case of an employee benefit plan, no less than six (6) years), which shall be maintained at the appropriate office of the Firm.

     H.   Periodically, but no less than annually, the Firm will:

          1. Verify that all annual proxies for the securities held in the client's account have been received;

          2. Verify that each proxy received has been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client (or in the case of an employee benefit plan, the plan's trustee or other fiduciaries);

          3. Review the files to verify that records of the voting of the proxies have been properly maintained;

          4. Prepare a written report for each client regarding compliance with the Proxy Voting Policies and Procedures; and

          5.   Maintain an internal list of Interested Persons.

                       STATEMENT OF ADDITIONAL INFORMATION

                     SMITH GROUP LARGE CAP CORE GROWTH FUND

                       A SERIES OF BHR INSTITUTIONAL FUNDS


                                JANUARY 31, 2008


                               INVESTMENT ADVISER:
                      BHR FUND ADVISORS, LP (THE "ADVISER")


                                  SUB-ADVISER:
             SMITH ASSET MANAGEMENT GROUP, L.P. (THE "SUB-ADVISER")


This Statement of Additional Information ("SAI") is not a prospectus. This SAI is intended to provide additional information regarding the activities and operations of the BHR Institutional Funds (the "Trust") and the Smith Group Large Cap Core Growth Fund. This SAI should be read in conjunction with the prospectus dated January 31, 2008. The prospectus may be obtained by calling 1-888-572-0968 or on the Trust's website at www.bhrfunds.com.

                                TABLE OF CONTENTS


THE TRUST.................................................................S-1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES...........S-1
DESCRIPTION OF PERMITTED INVESTMENTS......................................S-2
INVESTMENT LIMITATIONS...................................................S-11
ADVISER..................................................................S-13
SUB-ADVISER..............................................................S-14
ADMINISTRATOR............................................................S-16
SHAREHOLDER SERVICING....................................................S-16
PRINCIPAL UNDERWRITER....................................................S-17
TRANSFER AGENT...........................................................S-18
CUSTODIAN................................................................S-18
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM............................S-18
LEGAL COUNSEL............................................................S-18
TRUSTEES AND OFFICERS OF THE TRUST.......................................S-18
PRINCIPAL SHAREHOLDERS...................................................S-22
PURCHASING AND REDEEMING SHARES..........................................S-23
DETERMINATION OF NET ASSET VALUE.........................................S-24
TAXES....................................................................S-24
FUND TRANSACTIONS........................................................S-26
PORTFOLIO HOLDINGS.......................................................S-27
DESCRIPTION OF SHARES....................................................S-28
SHAREHOLDER LIABILITY....................................................S-29
DIVIDEND RIGHTS..........................................................S-29
LIMITATION OF TRUSTEES' LIABILITY........................................S-29
PROXY VOTING.............................................................S-29
CODE OF ETHICS...........................................................S-30
FINANCIAL STATEMENTS.....................................................S-30
APPENDIX A -RATINGS.......................................................A-1
APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES.........................B-1

THE TRUST


GENERAL. The Trust is an open-end investment management company established under Delaware law as a Delaware statutory trust under an Agreement and Declaration of Trust (the "Declaration of Trust") dated June 2, 2006, as the same may be amended from time to time. The Declaration of Trust permits the Trust to offer separate series ("funds") of units of beneficial interest ("shares") and separate classes of shares within each fund. The Trust reserves the right to create and issue shares of additional funds. The Smith Group Large Cap Core Growth Fund ("the Fund") is a separate mutual fund, and each share of the Fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. The Trust pays, without limitation, its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing and insurance expenses, brokerage costs, interest charges, taxes and organization expenses and (ii) other expenses, including audit and legal expenses. Expenses attributable to a specific fund and/or share class shall be payable solely out of the assets of that fund and/or share class. Expenses not attributable to a specific fund and/or share class are allocated across all of the funds on the basis of relative net assets. This SAI relates only to the Fund and not to any other funds of the Trust.


VOTING RIGHTS. Each share held entitles the shareholder of record to one vote. The Fund will vote separately on matters relating solely to it. As a Delaware statutory trust, the Trust is not required, and does not intend, to hold annual meetings of shareholders. Shareholder approval will be sought, however, for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. Under the Declaration of Trust, the Trustees have the power to liquidate the Fund without shareholder approval. While the Trustees have no present intention of exercising this power, they may do so if the Fund fails to reach a viable size within a reasonable amount of time or for such other reasons as may be determined by the Board of Trustees.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Fund's respective investment objectives and principal investment strategies are described in the prospectus. The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see "Description of Permitted Investments" in this SAI.


SMITH GROUP LARGE CAP CORE GROWTH FUND. The Fund seeks long term growth of capital. This goal is fundamental, and may not be changed by the Board of Trustees without the consent of shareholders. There can be no assurance that the Fund will be able to achieve its investment objective. The Fund is classified as a "diversified" investment company under the Investment Company Act of 1940, as amended (the "1940 Act").

As its principal investment strategy, the Fund invests primarily in securities of large capitalization companies as described in the prospectus. Consistent with Rule 35d-1, the Fund has adopted a "non-fundamental" policy to invest at least 80% of its net assets plus the amount of any borrowings for investment purposes, under normal circumstances, in securities of large capitalization companies. This non-fundamental policy may be changed by the Fund's Board of Trustees upon at least 60 days' notice to Fund shareholders.

During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments that would not ordinarily be consistent with the Fund's objectives.

PORTFOLIO TURNOVER RATE. Portfolio turnover rate is defined under Securities and Exchange Commission (the "SEC") regulations as the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one-year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one-year are excluded from the calculation of the portfolio turnover rate. Instruments excluded from the calculation of portfolio turnover generally would include the futures contracts in which the Fund may invest since such contracts generally have remaining maturities of less than one-year. The Fund may at times hold investments in other short-term instruments, such as repurchase agreements, which are excluded for purposes of computing portfolio turnover.

DESCRIPTION OF PERMITTED INVESTMENTS

The following are descriptions of the permitted investments and investment practices discussed in the "Additional Information About Investment Objectives and Policies" section and the associated risk factors. The Fund will only invest in any of the following instruments or engage in any of the following investment practices if such investment or activity is consistent with that Fund's investment objective and permitted by the Fund's stated investment policies. Unless otherwise noted, the following investments are non-principal investments of the Fund.

AMERICAN DEPOSITARY RECEIPTS (ADRS). ADRs, as well as other "hybrid" forms of ADRs, including European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs), are certificates evidencing ownership of shares of a foreign issuer. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer's home country. The depository bank may not have physical custody of the underlying securities at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in the securities of foreign issuers may subject the Fund to investment risks that differ in some respects from those related to investments in securities of U.S. issuers. Such risks include future adverse political and economic developments, possible imposition of withholding taxes on income, possible seizure, nationalization or expropriation of foreign deposits, possible establishment of exchange controls or taxation at the source or greater fluctuation in value due to changes in exchange rates. Foreign issuers of securities often engage in business practices different from those of domestic issuers of similar securities, and there may be less information publicly available about foreign issuers. In addition, foreign issuers are, generally speaking, subject to less government supervision and regulation and different accounting treatment than are those in the United States.

EQUITY SECURITIES. As part of their principal investment strategies, the Fund invests in equity securities, primarily in the form of common stocks. Equity securities represent ownership interests in a company and consist of common stocks, preferred stocks, warrants to acquire common stock, and securities convertible into common stock. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the net asset value of the Fund to fluctuate. The Fund purchases equity securities traded in the United States on registered exchanges or the over-the-counter market. Equity securities are described in more detail below:

    o COMMON STOCK. Common stock represents an equity or ownership interest in an issuer. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds and preferred stock take precedence over the claims of those who own common stock.

    o PREFERRED STOCK. Preferred stock represents an equity or ownership interest in an issuer that pays dividends at a specified rate and that has precedence over common stock in the payment of dividends. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock.

    o WARRANTS. Warrants are instruments that entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss. Warrants do not entitle a holder to dividends or voting rights with respect to the underlying security and do not represent any rights in the assets of the issuing company. A warrant ceases to have value if it is not exercised prior to its expiration date. These factors can make warrants more speculative than other types of investments.

    o CONVERTIBLE SECURITIES. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by the Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.

         Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. When the underlying common stocks decline in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stocks rise in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities may also be interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.

    o SMALL AND MEDIUM CAPITALIZATION ISSUERS. To the extent consistent with its principal investment strategies, the Fund may invest in some small and medium capitalization issuers. Investing in equity securities of small and medium capitalization companies often involves greater risk than is customarily associated with investments in larger capitalization companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and frequent lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and even if listed on a national securities exchange may not be traded in volumes typical for that exchange. Consequently, the securities of smaller companies are less likely to be liquid, may have limited market stability, and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.


MONEY MARKET SECURITIES. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, the Fund may invest up to 100% of its assets in money market instruments (the types of which are discussed below) that would not ordinarily be consistent with the Fund's objectives. For purposes of these policies, money market securities include (i) short-term U.S. government securities, including custodial receipts evidencing separately traded interest and principal components of securities issued by the U.S. Treasury; (ii) commercial paper rated in the highest short-term rating category by a nationally recognized statistical ratings organization ("NRSRO"), such as Standard & Poor's or Moody's, or determined by the Adviser or Sub-Adviser to be of comparable quality at the time of purchase; (iii) short-term bank obligations (certificates of deposit, time deposits and bankers' acceptances) of U.S. domestic banks, foreign banks and foreign branches of domestic banks, and commercial banks with assets of at least $1 billion as of the end of their most recent fiscal year; and (iv) repurchase agreements involving such securities. Each of these types of money market securities is discussed in more detail below. For a description of ratings, see Appendix A to this SAI.


    o U.S. GOVERNMENT SECURITIES. Examples of types of U.S. government obligations in which the Fund may invest include U.S. Treasury obligations and the obligations of U.S. government agencies such as Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Federal National Mortgage Association, Government National Mortgage Association, General Services Administration, Central Bank for Cooperatives, Freddie Mac (formerly Federal Home Loan Mortgage Corporation), Federal Intermediate Credit Banks, Maritime Administration, and other similar agencies. Whether backed by the full faith and credit of the U.S. Treasury or not, U.S. government securities are not guaranteed against price movements due to fluctuating interest rates.


    o U.S. TREASURY OBLIGATIONS. U.S. Treasury obligations consist of bills, notes and bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS") and Treasury Receipts ("TRs").

    o RECEIPTS. Interests in separately traded interest and principal component parts of U.S. government obligations that are issued by banks or brokerage firms and are created by depositing U.S. government obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. TRs and STRIPS are interests in accounts sponsored by the U.S. Treasury. Receipts are sold as zero coupon securities.


    o U.S. GOVERNMENT ZERO COUPON SECURITIES. STRIPS are sold as zero coupon securities, that is, fixed income securities that have been stripped of their unmatured interest coupons. Zero coupon securities are sold at a (usually substantial) discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. The amount of this discount is accreted over the life of the security, and the accretion constitutes the income earned on the security for both accounting and tax purposes. Because of these features, the market prices of zero coupon securities are generally more volatile than the market prices of securities that have similar maturity but that pay interest periodically. Zero coupon securities are likely to respond to a greater degree to interest rate changes than are non-zero coupon securities with similar maturity and credit qualities.


    o U.S. GOVERNMENT AGENCIES. Some obligations issued or guaranteed by agencies of the U.S. government are supported by the full faith and credit of the U.S. Treasury, others are supported by the right of the issuer to borrow from the Treasury, while still others are supported only by the credit of the instrumentality. Guarantees of principal by agencies or instrumentalities of the U.S. government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.


COMMERCIAL PAPER. Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from a few to 270 days.

OBLIGATIONS OF DOMESTIC BANKS, FOREIGN BANKS AND FOREIGN BRANCHES OF U.S. BANKS. The Fund may invest in obligations issued by banks and other savings institutions. Investments in bank obligations include obligations of domestic branches of foreign banks and foreign branches of domestic banks. Such investments in domestic branches of foreign banks and foreign branches of domestic banks may involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest income, seizure or nationalization of foreign deposits, currency controls, interest limitations, or other governmental restrictions which might affect the payment of principal or interest on the securities held by the Fund. Additionally, these institutions may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and recordkeeping requirements than those applicable to domestic branches of U.S. banks. Bank obligations include the following:


    o BANKERS' ACCEPTANCES. Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Corporations use bankers' acceptances to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

    o CERTIFICATES OF DEPOSIT. Certificates of deposit are interest-bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

    o TIME DEPOSITS. Time deposits are non-negotiable receipts issued by a bank in exchange for the deposit of funds. Like a certificate of deposit, it earns a specified rate of interest over a definite period of time; however, it cannot be traded in the secondary market. Time deposits with a withdrawal penalty or that mature in more than seven days are considered to be illiquid securities.


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with financial institutions. The Fund follows certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions only with large, well-capitalized and well-established financial institutions whose condition will be continually monitored by the Adviser. The repurchase agreements entered into by the Fund will provide that the underlying collateral at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by the Fund, the custodian or its agent must take possession of the underlying collateral. In the event of a default or bankruptcy by a selling financial institution, the Fund will seek to liquidate such collateral. However, the exercising of the Fund's right to liquidate such collateral could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. It is the current policy of the Adviser not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by that Fund, amounts to more than 15% of the Fund's net assets. The investments of the Fund in repurchase agreements, at times, may be substantial when, in the view of the Adviser or Sub-Adviser, liquidity or other considerations so warrant.

SECURITIES OF OTHER INVESTMENT COMPANIES. Securities of other investment companies, including shares of exchange-traded funds, closed-end investment companies, unit investment trusts, open-end investment companies, and real estate investment trusts represent interests in professionally managed portfolios that may invest in any type of instrument. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve additional expenses at the investment company-level, such as portfolio management fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. Others are continuously offered at net asset value, but may also be traded in the secondary market. Federal securities laws limit the extent to which the Fund can invest in securities of other investment companies. The Fund is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (i) the Fund owns more than 3% of the total voting stock of the other company; (ii) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (iii) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund, unless it does so in reliance on a statutory exemption under the 1940 Act or rule or SEC staff interpretations thereunder.


FUTURES AND OPTIONS ON FUTURES. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security or commodity at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund will reduce the risk that it will be unable to close out a futures contract by only entering into futures contracts that are traded on a national futures exchange regulated by the Commodities Futures Trading Commission ("CFTC"). The Fund may use futures contracts and related options for bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. To the extent futures and/or options on futures are employed by the Fund, such use will be in accordance with Rule 4.5 of the Commodity Exchange Act ("CEA"). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA.

An index futures contract is a bilateral agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made; generally contracts are closed out prior to the expiration date of the contract.

When the Fund purchases or sells a futures contract, or sells an option thereon, the Fund is required to "cover" its position in order to limit leveraging and related risks. To cover its position, the Fund may maintain with its custodian bank, a segregated account consisting of cash or liquid securities (i) equal to the contracts' full notional value (in the case of contracts that are not required to "cash settle") or (ii) in amounts (marked-to-market on a daily basis) that, when added to any amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract or otherwise "cover" its position in a manner consistent with the 1940 Act, the rules, and SEC interpretations thereunder. The segregated account functions as a practical limit on the amount of leverage which the Fund may undertake and on the potential increase in the speculative character of the Fund's outstanding portfolio securities. Additionally, such segregated accounts will generally assure the availability of adequate funds to meet the obligations of the fund arising from such investment activities.


The Fund may also cover its long position in a futures contract by purchasing a put option on the same futures contract with a strike price (i.e., an exercise price) as high, or higher than the price of the futures contract. In the alternative, if the strike price of the put is less than the price of the futures contract, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its long position in a futures contract by taking a short position in the instruments underlying the futures contract, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract. The Fund may cover its short position in a futures contract by taking a long position in the instruments underlying the futures contracts, or by taking positions in instruments with prices which are expected to move relatively consistently with the futures contract.

The Fund may cover its sale of a call option on a futures contract by taking a long position in the underlying futures contract at a price less than or equal to the strike price of the call option. In the alternative, if the long position in the underlying futures contract is established at a price greater than the strike price of the written (sold) call, the Fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the call and the price of the futures contract. The Fund may also cover its sale of a call option by taking positions in instruments with prices which are expected to move relatively consistently with the call option. The Fund may cover its sale of a put option on a futures contract by taking a short position in the underlying futures contract at a price greater than or equal to the strike price of the put option, or, if the short position in the underlying futures contract is established at a price less than the strike price of the written put, the fund will maintain in a segregated account cash or liquid securities equal in value to the difference between the strike price of the put and the price of the futures contract. The Fund may also cover its sale of a put option by taking positions in instruments with prices which are expected to move relatively consistently with the put option.


There are significant risks associated with the Fund's use of futures contracts and related options, including the following: (i) the success of a hedging strategy may depend on the Adviser's or Sub-Adviser's ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates, (ii) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures, (iii) there may not be a liquid secondary market for a futures contract or option, (iv) trading restrictions or limitations may be imposed by an exchange, and (v) government regulations may restrict trading in futures contracts and options on futures. In addition, some strategies reduce the Fund's exposure to price fluctuations, while others tend to increase its market exposure.


OPTIONS. The Fund may trade and write put and call options on securities, securities indices and currencies, as the Sub-Adviser determines is appropriate in seeking the Fund's investment objective, and except as restricted by the Fund's investment limitations. See "Investment Limitations." A put option on a security gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option on a security gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.

The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.


The Fund may purchase put and call options on securities to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. The Fund purchasing put and call options pays a premium therefore. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.


Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities.

The Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by the Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency.

All options written on indices or securities must be covered. When the Fund writes an option on a security, on an index or a foreign currency, it will establish a segregated account containing cash or liquid securities in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

The Fund may write covered call options on securities as a means of increasing the yield on its assets and as a means of providing limited protection against decreases in its market value. When the Fund writes an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option of which the Fund is the writer is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option of which the Fund is the writer is exercised, the Fund will be required to purchase the underlying securities at a price in excess of the market value of such securities.

The Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer.

OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the SEC's position that OTC options are generally illiquid.

The market value of an option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the pricing volatility of the underlying security and the time remaining until the expiration date.


Risks associated with options transactions include: (i) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(ii) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (iii) there may not be a liquid secondary market for options; and (iv) while the Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

ILLIQUID SECURITIES. Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the prices at which they are valued. Because of their illiquid nature, illiquid securities must be priced at fair value as determined in good faith pursuant to procedures approved by the Trust's Board of Trustees. Despite such good faith efforts to determine fair value prices, the Fund's illiquid securities are subject to the risk that the security's fair value price may differ from the actual price which the Fund may ultimately realize upon its sale or disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to the Fund. Under the supervision of the Trust's Board of Trustees, the Adviser and/or Sub-Adviser determines the liquidity of the Fund's investments. In determining the liquidity of the Fund's investments, the Adviser may consider various factors, including (i) the frequency and volume of trades and quotations, (ii) the number of dealers and prospective purchasers in the marketplace, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (including any demand, put or tender features, the mechanics and other requirements for transfer, any letters of credit or other credit enhancement features, any ratings, the number of holders, the method of soliciting offers, the time required to dispose of the security, and the ability to assign or offset the rights and obligations of the security). The Fund will not invest more than 15% of its net assets in illiquid securities.


RESTRICTED SECURITIES. Restricted securities are securities that may not be sold freely to the public absent registration under the U.S. Securities Act of 1933, as amended (the "1933 Act"), or an exemption from registration. As consistent with the Fund's investment objectives, the Fund may invest in Section 4(2) commercial paper. Section 4(2) commercial paper is issued in reliance on an exemption from registration under Section 4(2) of the 1933 Act and is generally sold to institutional investors who purchase for investment. Any resale of such commercial paper must be in an exempt transaction, usually to an institutional investor through the issuer or investment dealers who make a market in such commercial paper. The Trust believes that Section 4(2) commercial paper is liquid to the extent it meets the criteria established by the Board of Trustees of the Trust. The Trust intends to treat such commercial paper as liquid and not subject to the investment limitations applicable to illiquid securities or restricted securities.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Fund's Board of Trustees. These loans, if and when made, may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio securities to the Adviser, Sub-Adviser or their respective affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash, letters of credit or U.S. government securities, and the collateral will be maintained in an amount equal to at least 100% of the current market value of the loaned securities by marking to market daily. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may pay a part of the interest earned from the investment of collateral, or other fee, to an unaffiliated third party for acting as the Fund's securities lending agent.

By lending its securities, the Fund may increase its income by receiving payments from the borrower that reflect the amount of any interest or any dividends payable on the loaned securities as well as by either investing cash collateral received from the borrower in short-term instruments or obtaining a fee from the borrower when U.S. government securities or letters of credit are used as collateral. The Fund will adhere to the following conditions whenever its portfolio securities are loaned: (i) the Fund must receive at least 100% cash collateral or equivalent securities of the type discussed in the preceding paragraph from the borrower; (ii) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (iii) the Fund must be able to terminate the loan on demand; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable fees in connection with the loan (which fees may include fees payable to the lending agent, the borrower, the Fund's administrator and the custodian); and (vi) voting rights on the loaned securities may pass to the borrower, provided, however, that if a material event adversely affecting the investment occurs, the Fund must terminate the loan and regain the right to vote the securities. Any securities lending activity in which the Fund may engage will be undertaken pursuant to Board approved procedures reasonably designed to ensure that the foregoing criteria will be met. Loan agreements involve certain risks in the event of default or insolvency of the borrower, including possible delays or restrictions upon the Fund's ability to recover the loaned securities or dispose of the collateral for the loan, which could give rise to loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying securities.

SHORT SALES. As consistent with the Fund's investment objectives, the Fund may engage in short sales that are either "uncovered" or "against the box." A short sale is "against the box" if at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities that are sold short. A short sale against the box is a taxable transaction to the Fund with respect to the securities that are sold short.

Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Uncovered short sales are transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the Fund's short position.


BORROWING. The Fund may borrow money from a bank equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. Borrowing may exaggerate changes in the net asset value of the Fund's shares and in the return on the Fund's portfolio. Although the principal of any borrowing will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. The Fund may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Fund may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, the Fund borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risks that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.


INITIAL PUBLIC OFFERINGS ("IPOS"). Due to the typically small size of the IPO allocation available to the Fund and the nature and market capitalization of the companies involved in IPOs, the Fund's Adviser or Sub-Adviser will often purchase IPO shares that would qualify as a permissible investment for the Fund but will, instead, decide to allocate those IPO purchases to other funds it advises. Because IPO shares frequently are volatile in price, the Fund may hold IPO shares for a very short period of time. As the Fund's assets grow, the effect of the Fund's investments in IPOs on the Fund's performance probably will decline, which could reduce the Fund's performance. This may increase the turnover of the Fund's portfolio and may lead to increased expenses to the Fund, such as commissions and transaction costs. By selling shares of an IPO, the Fund may realize taxable capital gains that it will subsequently distribute to shareholders. Most IPOs involve a high degree of risk not normally associated with offerings of more seasoned companies. Companies involved in IPOs generally have limited operating histories, and their prospects for future profitability are uncertain. These companies often are engaged in new and evolving businesses and are particularly vulnerable to competition and to changes in technology, markets and economic conditions. They may be dependent on certain key managers and third parties, need more personnel and other resources to manage growth and require significant additional capital. They may also be dependent on limited product lines and uncertain property rights and need regulatory approvals. Investors in IPOs can be affected by substantial dilution in the value of their shares, by sales of additional shares and by concentration of control in existing management and principal shareholders. Stock prices of IPOs can also be highly unstable, due to the absence of a prior public market, the small number of shares available for trading and limited investor information.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of the Fund that cannot be changed with respect to the Fund without the consent of the holders of a majority of that Fund's outstanding shares. The phrase "majority of the outstanding shares" means the vote of (i) 67% or more of the Fund's shares present at a meeting, if more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares, whichever is less.

The Fund may not:

1. With respect to 75% of the Fund's assets: (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

2. Purchase any securities which would cause 25% or more of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. government or its agencies and instrumentalities and repurchase agreements involving such securities.

3. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate the Fund to purchase securities or require the Fund to segregate assets are not considered to be borrowings. Asset coverage of at least 300% is required for all borrowings, except where the Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets.

4. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

5. Purchase or sell real estate, physical commodities, or commodities contracts, except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

6. Issue senior securities as defined in the 1940 Act except as permitted by rule, regulation or order of the SEC.

7. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.


The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security. With respect to the restriction under number 3 above, the Fund may borrow money from banks as permitted under the 1940 Act.


NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of the Fund and may be changed with respect to the Fund by the Board of Trustees without shareholder approval.

The Fund may not:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing; provided that, such pledging, mortgaging or hypothecation does not exceed 5% of the Fund's total assets.

2. Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that the Fund may
(i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts;
(iii) make short sales

"against the box"; and (iv) make short sales in compliance with the SEC's position regarding the asset segregation requirements imposed by Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, i.e., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities. The 15% limitation on investments in illiquid securities applies both at the time of initial purchase and while the Fund holds such securities.

6. Enter into futures contracts and options on futures contracts except as permitted by the prospectus and in this SAI.

In addition, the Fund will invest no more than 5% of its net assets in short sales, unregistered securities, futures contracts, options and investment company securities. Unregistered securities sold in reliance on the exemption from registration in Section 4(2) of the 1933 Act and securities exempt from registration on re-sale pursuant to Rule 144A of the 1933 Act may be treated as liquid securities under procedures adopted by the Board of Trustees.

ADVISER


GENERAL. BHR Fund Advisors, LP is a professional investment management firm registered with the SEC under the Investment Advisers Act of 1940. The Adviser was established in 2006 and offers investment management services for investment companies. The Adviser is controlled by Northern Lights Ventures, LLC ("Northern Lights"). Northern Lights provides consulting and capital to the investment management industry.

ADVISORY AGREEMENT WITH THE TRUST. The Trust and the Adviser have entered into an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser serves as the investment adviser for the Fund and continuously reviews, supervises and administers the respective investment programs of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust. The Adviser has selected and monitors the Sub-Adviser who makes investment decisions for the Fund. After the initial two year term, the continuance of the Advisory Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of the Fund, on not less than 60-days' written notice. The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

ADVISORY FEES PAID TO THE ADVISER. For its services under the Advisory Agreement, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.61% of the average daily net assets of the Large Cap Core Growth Fund. The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep the Fund's total annual operating expenses from exceeding 0.79% for the Class I Shares and 1.04% for Class II Shares until May 31, 2010.

For the fiscal year ended September 30, 2007, the Adviser received advisory fees in the amount of $10,182 and waived fees in the amount of $81,362.

SUB-ADVISER

Smith Asset Management Group, L.P. serves as Sub-Adviser to the Fund. The Sub-Adviser is controlled by Stephen S. Smith, SAMG Partners, LP and Dallas Advisor, LLC. The Sub-Adviser makes the investment decisions for the Fund and continuously reviews, supervises and administers a separate investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. The Sub-Advisory Agreement provides that the Sub-Adviser shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties, or from reckless disregard of its obligations or duties thereunder.

For its services as investment Sub-Adviser to the Fund, the Sub-Adviser is entitled to receive investment sub-advisory fees from BHR at an annualized rate, calculated daily based on the average daily net assets of the Fund and paid monthly. The Sub-Adviser will be paid 0.30% on the first $100,000,000; 0.35% on the next $400,000,000; 0.40% on the next $500,000,000; and 0.35% on the balance of the average daily net assets.

For the fiscal year ended September 30, 2007, the Sub-Adviser received fees from the Adviser in the amount of $5,007.


PORTFOLIO MANAGERS - OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS


The following information is as of December 31, 2007:


---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                                                                                    NUMBER OF ACCOUNTS      TOTAL ASSETS
                                                   NUMBER OF                           MANAGED WITH         MANAGED WITH
                                                   ACCOUNTS        TOTAL ASSETS      PERFORMANCE-BASED   PERFORMANCE-BASED
                           TYPE OF ACCOUNTS         MANAGED          MANAGED           ADVISORY FEES       ADVISORY FEES
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------

---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
Stephen S. Smith       Registered Investment           7          $1,036,500,000             1              $170,000,000
                       Companies
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Pooled Investment         6           $149,000,000              0                   0
                       Vehicles
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Accounts                 361         $5,010,000,000             5              $261,800,000
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
John D. Brim           Registered Investment           7          $1,036,500,000             1              $170,000,000
                       Companies
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Pooled Investment         6           $149,000,000              0                   0
                       Vehicles
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Accounts                 361         $5,010,000,000             5              $261,800,000
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------

---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                                                                                    NUMBER OF ACCOUNTS      TOTAL ASSETS
                                                   NUMBER OF                           MANAGED WITH         MANAGED WITH
                                                   ACCOUNTS        TOTAL ASSETS      PERFORMANCE-BASED   PERFORMANCE-BASED
                           TYPE OF ACCOUNTS         MANAGED          MANAGED           ADVISORY FEES       ADVISORY FEES
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------

---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
Royce W. Medlin        Registered Investment           7                                     1              $170,000,000
                       Companies                                  $1,036,500,000
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Pooled Investment         6           $149,000,000              0                   0
                       Vehicles
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Accounts                 361         $5,010,000,000             5              $261,800,000
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
John D. Ingle, Jr.     Registered Investment           7          $1,036,500,000             1              $170,000,000
                       Companies
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Pooled Investment         6           $149,000,000              0                   0
                       Vehicles
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Accounts                 361         $5,010,000,000             5              $261,800,000
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
A. Michelle Prior      Registered Investment           7          $1,036,500,000             1              $170,000,000
                       Companies
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Pooled Investment         6           $149,000,000              0                   0
                       Vehicles
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------
                       Other Accounts                 361         $5,010,000,000             5              $261,800,000
---------------------- ------------------------- -------------- ------------------- -------------------- -------------------

PORTFOLIO MANAGERS - PORTFOLIO MANAGERS' OWNERSHIP OF SECURITIES IN THE FUND


The table below provides beneficial ownership of shares of the portfolio managers of the Fund as of September 30, 2007. Please note that the table provides a dollar value of each portfolio manager's holdings in each Fund (none, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001-$500,000,
$500,001-$1,000,000, over $1,000,000).


------------------------------------- --------------------------------------- ----------------------------------------
Name of Fund                          Name of Portfolio Manager               Dollar Range of equity securities in
                                                                              the Fund beneficially owned by the
                                                                              Portfolio Manager
------------------------------------- --------------------------------------- ----------------------------------------
Smith Group Large Cap Core Growth     Stephen S. Smith                        $100,001 - $500,000
Fund
                                      John D. Brim                            $50,001 - $100,000

                                      Royce W. Medlin                         $10,000 - $50,000

                                      John D. Ingle, Jr.                      $10,000 - $50,000

                                      A. Michelle Prior                       $10,000 - $50,000
------------------------------------- --------------------------------------- ----------------------------------------

Smith's employees receive a base salary comparable with industry standards plus a bonus that reflects overall performance and contribution to the firm. Performance is evaluated on several quantitative and qualitative criteria including quality of stock research, investment performance, client service, quantitative research, and marketing. Performance is not measured over specific time frames, against a benchmark or on a before or after-tax basis. As a mechanism of retaining key personnel, Smith has an active program to distribute limited partnership shares to all key employees


CONFLICTS OF INTEREST. As is typical for many money managers, potential conflicts of interest may arise related to a portfolio manager's management of accounts including the Funds relating to: where not all accounts are able to participate in a desired IPO or other limited opportunity; the use of soft dollars and other brokerage practices; the voting of proxies; employee personal securities trading; the side by side management of accounts with performance based fees and accounts with fixed fees; and a variety of other circumstances. In all cases, however, the Sub-Adviser believes it has written policies and procedures in place reasonably designed to prevent violations of the federal securities laws and to prevent material conflicts of interest from arising. Please see Smith's Form ADV, Part II for a description of some of its policies and procedures in this regard.

ADMINISTRATOR


GENERAL. PFPC, Inc. (the "Administrator"), a Massachusetts corporation has its principal business offices at 301 Bellevue Parkway, Wilmington, DE 19809.


ADMINISTRATION AND ACCOUNTING SERVICES AGREEMENT WITH THE TRUST. The Trust and the Administrator have entered into an administration agreement (the "Administration Agreement"). Under the Administration Agreement, the Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. The Administrator also serves as the shareholder servicing agent for the Fund under a shareholder servicing agreement with the Trust pursuant to which the Administrator provides certain shareholder services in addition to those set forth in the Administration Agreement.


The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of three years after the effective date of the agreement and shall continue in effect for successive periods of one year unless terminated by either party on not less than 30 days' prior written notice to the other party.


ADMINISTRATION FEES PAID TO THE ADMINISTRATOR. The Administrator provides the Trust with administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. For these administrative services, the Administrator is entitled to a fee with respect to the Fund, which is detailed below in the following schedule: 0.0725% of the Fund's first $250 million of average net assets; 0.0525% of the Fund's next $250 million of average net assets; and 0.03% of the Fund's average net assets in excess of $500 million. The foregoing fee is subject to a minimum monthly fee of $7,083 for the Fund. The Trust also pays additional fees to the Administrator for compliance and related functions. For the fiscal year ended September 30, 2007, the Administrator received fees in the amount of $2,152 for its services to the Fund.


SHAREHOLDER SERVICING

The Fund has adopted a Shareholder Services Plan (the "Shareholder Services Plan"). Under the Shareholder Services Plan, service providers are entitled to receive aggregate fees for shareholder services not exceeding twenty-five basis points (0.25%) of the Fund's average daily net assets attributable to Class II Shares in return for providing a broad range of shareholder services, including: (i) maintaining accounts relating to shareholders that invest in Shares; (ii) arranging for bank wires; (iii) responding to shareholder inquiries relating to the services performed by Distributor and/or service providers; (iv) responding to inquiries from shareholders concerning their investment in the Trust; (v) assisting shareholders in changing dividend options, account designations and addresses;
(vi) providing information periodically to shareholders showing their position in the Trust; (vii) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (viii) processing purchase, exchange and redemption requests from shareholders and placing orders with the Funds or their service providers; and (ix) processing dividend payments from the Fund on behalf of shareholders. As of the date of this SAI, no fees were paid under the Shareholder Services Plan.


PRINCIPAL UNDERWRITER

PFPC Distributors, Inc. (the "Underwriter"), and the Trust are parties to a distribution agreement dated October 31, 2006 ("Distribution Agreement"). The principal business address of the Underwriter is 760 Moore Road, Valley Forge, PA 19406.

After its initial two year term, the continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Distribution Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement will terminate automatically in the event of its assignment (as such term is defined in the 1940 Act), and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Fund, by a majority of the outstanding shares of that Fund, upon not more than 60 days' written notice by either party. The Distribution Agreement provides that the Underwriter shall not be protected against any liability to the Trust or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Subject to applicable laws and regulations, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may pay, out of their own assets, compensation to authorized dealers, service organizations and financial intermediaries ("Intermediaries") in connection with the sale, distribution and/or servicing of shares of the Fund. These payments ("Additional Payments") would be in addition to the payments by the Fund described in the Fund's prospectus and this SAI for distribution and shareholder servicing and processing. These Additional Payments would be in addition to the payments by the Fund described in the Fund's prospectus and this SAI for distribution and shareholder servicing and processing. These additional payments may take the form of "due diligence" payments for an institution's examination of the Fund and payments for providing extra employee training and information relating to the Fund; "listing" fees for the placement of the Fund on a dealer's list of mutual funds available for purchase by its customers; "finders" or "referral" fees for directing investors to the Fund; "marketing support" fees for providing assistance in promoting the sale of the Fund's shares; and payments for the sale of shares and/or the maintenance of share balances. In addition, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may make Additional Payments for sub-accounting, administrative and/or shareholder processing services that are in addition to any shareholder servicing and processing fees paid by the Fund. The Additional Payments made by the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may be a fixed dollar amount, may be based on the number of customer accounts maintained by an Intermediary, or may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved, and may be different for each Intermediary. Furthermore, the Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may contribute to various non-cash and cash incentive arrangements to promote the sale of shares, as well as sponsor various educational programs, sales contests and/or promotions. The Adviser, the Sub-Adviser, the Underwriter and/or their affiliates may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs, subject to applicable NASD regulations. The Additional Payments may include amounts that are sometimes referred to as "revenue sharing" payments. The Fund may reimburse the Adviser for Additional Payments.

TRANSFER AGENT


PFPC, Inc. serves as the Fund's transfer agent. The principal business address of the transfer agent is 760 Moore Road, Valley Forge, PA 19406.


CUSTODIAN


PFPC Trust Company acts as custodian (the "Custodian") of the Fund. The Custodian holds cash, securities and other assets of the Fund as required by the 1940 Act. The principal business address of the Custodian is 8800 Tinicum Boulevard, Philadelphia, PA 19153.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


Briggs, Bunting & Dougherty, LLP, Two Penn Center Plaza, Suite 820, Philadelphia, PA 19102, serves as independent registered public accounting firm for the Fund.


LEGAL COUNSEL


Drinker Biddle & Reath LLP, One Logan Square, 18th and Cherry Streets, Philadelphia, PA 19103, serves as legal counsel to the Trust.


TRUSTEES AND OFFICERS OF THE TRUST

BOARD RESPONSIBILITIES. The management and affairs of the Trust and the Fund are supervised by the Trustees. The Trustees have approved contracts, as described above, under which certain companies provide essential management services to the Trust.


MEMBERS OF THE BOARD. Set forth below are the names, year of birth, position with the Trust, length of term of office, and their principal occupations for the last five years of each of the persons currently serving as Trustee of the Trust. Unless otherwise noted, the business address of each Trustee is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312.

TRUSTEES:

                                                 TERM
                                                   OF               PRINCIPAL                                     OTHER
                               POSITION(S)    OFFICE AND          OCCUPATION(S)       NUMBER OF PORTFOLIOS    DIRECTORSHIPS
                                HELD WITH      LENGTH OF          DURING PAST 5        IN THE FUND COMPLEX       HELD BY
   NAME AND YEAR OF BIRTH       THE FUND      TIME SERVED             YEARS            OVERSEEN BY TRUSTEE       TRUSTEE
----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE:*          Chairman and   Since June      BHR Fund Advisors, LP,             6                  None
Amy Duling                    Trustee           2006         Managing Partner;
                                                             Constellation
Year of Birth: 1967                                          Investment Management
                                                             Company, Executive VP
                                                             of Marketing & Product
                                                             Mgt. (2004-2006);
                                                             Turner Investment
                                                             Partners; National
                                                             Account Director
                                                             (1999-2004).
INDEPENDENT TRUSTEES:

Gary Shugrue                  Trustee         Since October  Ascendant Capital                  6                  None
Year of Birth: 1954                               2006       Partners, President and
                                                             Chief Investment
                                                             Officer.

Dr. James Patton              Trustee         Since October  Comprehensive Oncology             6             Advaxis, Inc.
Year of Birth: 1957                               2006       Care, LLC
                                                             President; Millennium
                                                             Oncology Management,
                                                             Inc., Vice President;
                                                             Liberty View Equity
                                                             Partners, SBIC, LP,
                                                             Principal(1999-2004)


* Ms. Duling is an "interested person" under the 1940 Act because she is employed as a Managing Partner of BHR Fund Advisors, LP.


BOARD STANDING COMMITTEES. The Board has established the following standing committees:


    o AUDIT COMMITTEE. The Board has a standing Audit Committee which is composed of each of the independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The principal responsibilities of the Audit Committee include: recommending which firm to engage as the Trust's independent auditor and whether to terminate this relationship; reviewing the independent auditors' compensation, the proposed scope and terms of its engagement, and the firm's independence; pre-approving audit and non-audit services provided by the Trust's independent auditor to the Trust and certain other affiliated entities; serving as a channel of communication between the independent auditor and the Trustees; reviewing the results of each external audit, including any qualifications in the independent auditors' opinion, any related management letter, management's responses to recommendations made by the independent auditors in connection with the audit, reports submitted to the Committee by the internal auditing department of the Trust's Administrator that are material to the Trust as a whole, if any, and management's responses to any such reports; reviewing the Trust's audited financial statements and considering any significant disputes between the Trust's management and the independent auditor that arose in connection with the preparation of those financial statements; considering, in consultation with the independent auditors and the Trust's senior internal accounting executive, if any, the independent auditors' report on the adequacy of the Trust's internal financial controls; reviewing, in consultation with the Trust's independent auditors, major changes regarding auditing and accounting principles and practices to be followed when preparing the Trust's financial statements; and other audit related matters. Messrs. Shugrue and Patton currently serve as members of the Audit Committee. The Audit Committee met three times during the fiscal year ended September 30, 2007.

    o FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of Gary Shugrue, James Patton and various representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available or which the Fund believes are unreliable. The Fair Value Pricing Committee's determinations are reviewed by the full Board. The Fair Value Pricing Committee did not meet with respect to the Fund during the fiscal year ended September 30, 2007.

    o NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Trust's office. Messrs. Shugrue and Patton currently serve as members of the Nominating Committee. The Nominating Committee did not meet during the fiscal year ended September 30, 2007.

BOARD CONSIDERATIONS IN APPROVING THE ADVISORY AGREEMENT. As discussed in the section of this SAI entitled "The Adviser," the continuance of the Advisory Agreement, after the initial two year term, must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year after the initial two-year term, the Board of Trustees calls and holds a meeting to decide whether to renew the Advisory Agreement for the upcoming year. In preparation for the meeting, the Board requests and reviews a wide variety of information from the Adviser. The Trustees use this information, as well as other information that the Adviser and other Fund service providers may submit to the Board, to help them decide whether to renew the Advisory Agreement for another year.

FUND SHARES OWNED BY BOARD MEMBERS. The following table shows each Trustee's ownership of shares of each Fund and of all Trust funds served by the Trustee as of December 31, 2007.

                                                                                          AGGREGATE DOLLAR RANGE OF
                                                             DOLLAR RANGE OF FUND         TRUST SHARES OWNED BY
FUND                            TRUSTEE                      SHARES OWNED BY TRUSTEES     TRUSTEE
------------------------------- ---------------------------- ---------------------------- ----------------------------
Smith Group Large Cap Core      Amy Duling                   None                         Over $100,000
Growth Fund
                                Dr. James Patton             None                         $50,001-$100,000
                                Gary Shugrue                 None                         None


BOARD COMPENSATION. The Independent Trustees receive an annual retainer of $10,000.00 per year, $1,500 per meeting and special meeting they attend, $500 per audit committee meeting and $250 per fair valuation committee meeting. For the fiscal year ended September 30, 2007, the Independent Trustees received the following fees:


                                                                                               TOTAL COMPENSATION
                        AGGREGATE               PENSION OR RETIREMENT   ESTIMATED ANNUAL       FROM FUND AND FUND
                        COMPENSATION FROM       BENEFITS ACCRUED AS     BENEFITS UPON          COMPLEX PAID TO
TRUSTEE                 FUND                    PART OF FUNDS EXPENSES  RETIREMENT             TRUSTEE
Dr. James Patton        $2,293                  None                    None                   $13,250
Gary Shugrue            $2,288                  None                    None                   $13,000


TRUST OFFICERS. The officers of the Trust, their respective year of birth, and their principal occupations for the last five years are set forth below. Unless otherwise noted, the business address of each officer is c/o BHR Fund Advisors, LP, 1160 Swedesford Road, Suite 140, Berwyn, PA 19312. None of the officers receive compensation from the Trust for their services.

OFFICERS:

                                                 TERM OF
                                                OFFICE AND                      PRINCIPAL
                                POSITION(S)     LENGTH OF                     OCCUPATION(S)
                                 HELD WITH         TIME                       DURING PAST 5
   NAME AND YEAR OF BIRTH         THE FUND        SERVED                          YEARS
---------------------------------------------------------------------------------------------------------
Peter Moran                   President        Since October Constellation Investment Management Company;
                                                    2006     President (2005-2006)
Year of Birth: 1961
                                                             Turner Investment Partners; Director of
                                                             Intermediary & Mutual Fund Distribution
                                                             (1997-2005)

John Leven                    Treasurer        Since October Constellation Investment Management Company;
Year of Birth: 1957                                 2006     Chief Financial Officer (2004-2006)

                                                             SEI Investments; Account Director (2001-2004),
                                                             Director of Fund Accounting(1999-2001)

Brian Ferko                   Chief Compliance Since October Ardmore Partners; Chief Compliance
Year of Birth: 1971           Officer               2006     Officer(2005-2006)

                                                             Turner Investment Partners; Director of Mutual
                                                             Fund Administration & Compliance (1997-2004)

John Canning                  Secretary        Since October Constellation Investment Management Company;
Year of Birth: 1970                                 2006     Vice President Mutual Fund Administration
                                                             (2004-2006)

                                                             Turner Investment Partners; Assistant Director
                                                             of Mutual Fund Administration (2000-2004)


As of January 8, 2008, the officers and Trustees of the Fund owned, in aggregate, less than 1% of the Fund.

PRINCIPAL SHAREHOLDERS

As of January 8, 2008, the following persons or organizations held beneficially or of record 5% or more of the shares of the Fund. Persons or organizations owning 25% or more of the voting securities of a Fund are deemed "control persons."

SMITH GROUP LARGE CAP CORE GROWTH FUND:


NAME                                     ADDRESS                                PERCENTAGE OF OWNERSHIP
Wendel & Co.                             P.O. Box 1066                          57.70%
c/o The Bank of New York                 New York, NY 10286

National Financial Services LLC          Once World Financial Center            12.43%
                                         200 Liberty Street
                                         New York, NY 10281

Charles Schwab & Co. Inc.                101 Montgomery Street                  8.96%
                                         San Francisco, CA 94104

Wells Fargo Bank NA                      P.O. Box 1533                          5.06%
                                         Minneapolis, MN 55480

PURCHASING AND REDEEMING SHARES

Purchases and redemptions may be made through the Transfer Agent on any day the New York Stock Exchange ("NYSE") is open for business. Shares of the Fund are offered and redeemed on a continuous basis. Currently, the Trust is closed for business when the following holidays are observed: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by the Fund in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions. A Shareholder will at all times be entitled to aggregate cash redemptions from the Fund up to the lesser of $250,000 or 1% of the Trust's net assets during any 90-day period.


The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of the Fund's securities is not reasonably practical, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of the Fund for any period during which the NYSE, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

The Fund participates in fund "supermarket" arrangements. In such an arrangement, a program is made available by a broker or other institution (a sponsor) that allows investors to purchase and redeem shares of the Fund through the sponsor of the fund supermarket. In connection with these supermarket arrangements, the Fund has authorized one or more brokers or other organizations to accept on its behalf purchase and redemption orders. In turn, the brokers or other organizations are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf. As such, the Fund will be deemed to have received a purchase or redemption order when an authorized broker, other organization or, if applicable, its authorized designee, accepts the order. The customer order will be priced at the Fund's net asset value next computed after acceptance by an authorized broker or other organization or either's authorized designee. In addition, a broker or other organization may charge transaction fees on the purchase and/or sale of Fund shares.

DETERMINATION OF NET ASSET VALUE


GENERAL POLICY. The Fund adheres to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

EQUITY SECURITIES. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. Eastern time if a security's primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.


MONEY MARKET SECURITIES AND OTHER DEBT SECURITIES. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund's pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust's Board of Trustees.

TAXES


The following summarizes certain additional tax considerations generally affecting the Fund and its shareholders that are not described in the prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in the prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situations.

The discussions of the federal tax consequences in the prospectus and this SAI are based on the Internal Revenue Code (the "Code") and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive.

FEDERAL - GENERAL INFORMATION. The Fund qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subchapter M of Subtitle A, Chapter 1, of the Code. As a regulated investment company, the Fund generally is exempt from federal income tax on its net investment income and realized capital gains which it distributes to shareholders. To qualify for treatment as a regulated investment company, it must meet three important tests each year.

First, the Fund must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in stock, securities, or currencies or net income derived from interests in qualified publicly traded partnerships.

Second, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers as to which the Fund has not invested more than 5% of the value of its total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, and no more than 25% of the value of the Fund's total assets may be invested in the securities of (i) any one issuer (other than U.S. government securities and securities of other regulated investment companies), (ii) two or more issuers that the Fund controls and which are engaged in the same or similar trades or businesses, or (iii) one or more qualified publicly traded partnerships.


Third, the Fund must distribute an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year.

The Fund intends to comply with these requirements. If the Fund were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company. If for any taxable year the Fund were not to qualify as a regulated investment company, all its taxable income would be subject to tax at regular corporate rates without any deduction for distributions to shareholders. In that event, taxable shareholders would recognize dividend income on distributions to the extent of the Fund's current and accumulated earnings and profits and corporate shareholders could be eligible for the dividends-received deduction.

The Code imposes a non-deductible 4% excise tax on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

TAXATION OF CERTAIN FINANCIAL INSTRUMENTS. The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

INVESTMENTS IN FOREIGN SECURITIES. The Fund, to the extent it invests in foreign securities, may be subject to foreign withholding or foreign taxes with respect to income (possibly including, in some cases, capital gains) derived from foreign securities. These taxes may be reduced or eliminated under the terms of an applicable U.S. income tax treaty in some cases. The Fund generally will be entitled to deduct any such foreign taxes in computing its taxable income for U.S. federal income tax purposes.

STATE AND LOCAL TAXES. Although the Fund expects to qualify as a "regulated investment company" and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.


FUND TRANSACTIONS

BROKERAGE TRANSACTIONS. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer's mark-up or reflect a dealer's mark-down. Money market securities and other debt securities are usually bought and sold directly from the issuer or an underwriter or market maker for the securities. Generally, the Fund will not pay brokerage commissions for such purchases. When a debt security is bought from an underwriter, the purchase price will usually include an underwriting commission or concession. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer's mark-up or reflect a dealer's mark-down. When the Fund executes transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.


In addition, the Adviser and Sub-Adviser may place a combined order for two or more accounts it manages, including the Fund, that are engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Fund may obtain, it is the opinion of the Adviser and Sub-Adviser that the advantages of combined orders outweigh the possible disadvantages of separate transactions. The Adviser and Sub-Adviser believe that the ability of the Fund to participate in higher volume transactions will generally be beneficial to the Fund.


BROKERAGE SELECTION. The Trust does not expect to use one particular broker or dealer, and when one or more brokers is believed capable of providing the best combination of price and execution, the Fund's Adviser and Sub-Adviser may select a broker based upon brokerage or research services provided to the Adviser or Sub-Adviser. The Adviser and Sub-Adviser may pay a higher commission than otherwise obtainable from other brokers in return for such services only if a good faith determination is made that the commission is reasonable in relation to the services provided.


Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), permits the Adviser and Sub-Adviser, under certain circumstances, to cause the Fund to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser or Sub-Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (i) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (ii) furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts; and (iii) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser or Sub-Adviser believes that access to independent investment research is beneficial to their investment decision-making processes and, therefore, to the Fund.

To the extent research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser or Sub-Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser or Sub-Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser or Sub-Adviser will be in addition to and not in lieu of the services required to be performed by the Fund's Adviser or Sub-Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser or Sub-Adviser are not reduced as a result of the receipt of research services.


In some cases the Adviser or Sub-Adviser may receive a service from a broker that has both a "research" and a "non-research" use. When this occurs, the Adviser or Sub-Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser or Sub-Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser and Sub-Adviser faces a potential conflict of interest, but the Adviser and Sub-Adviser each believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

BROKERAGE WITH FUND AFFILIATES. The Fund may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Fund, the Adviser, the Sub-Adviser, or the Distributor for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. These rules require that commissions paid to the affiliate by the Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Trustees, including those who are not "interested persons" of the Fund, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.



PORTFOLIO HOLDINGS


The Board of Trustees have approved a policy and procedures that govern the timing and circumstances regarding the disclosure of Fund portfolio holdings information to shareholders and third parties. These policies and procedures are designed to ensure that disclosure of information regarding the Fund's portfolio securities is in the best interests of Fund shareholders, and include procedures to address conflicts between the interests of the Fund's shareholders, on the one hand, and those of the Fund's investment adviser, principal underwriter or any affiliated person of the Fund, on the other. Pursuant to such procedures, the Board has authorized the Adviser's Chief Compliance Officer (the "Authorized Person") to authorize the release of the

Fund's portfolio holdings, as necessary, in conformity with the foregoing principles. The Authorized Person(s) reports quarterly to the Board regarding the implementation of such policies and procedures.

Pursuant to applicable law, the Fund is required to disclose its complete portfolio holdings quarterly, within 60 days of the end of each fiscal quarter (currently, each December 31, March 31, June 30, and September 30). The Fund discloses a complete schedule of investments in each Semi-Annual Report and Annual Report to Fund shareholders or, following the first and third fiscal quarters, in quarterly holdings reports filed with the SEC on Form N-Q. Semi-Annual and Annual Reports are distributed to Fund shareholders. Quarterly holdings reports filed with the SEC on Form N-Q are not distributed to Fund shareholders, but are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov.

These reports are also available, free of charge, on the Fund's website at www.bhrfunds.com.


The website provides information about the Fund's complete portfolio holdings, updated as of the most recent calendar month. This information is provided with a lag of at least 15 days. The information on the Fund's website is publicly available to all categories of persons.


In addition to information provided to shareholders and the general public, from time to time rating and ranking organizations, such as Standard and Poor's and Morningstar, Inc., may request complete portfolio holdings information in connection with rating the Fund. Similarly, institutional investors, financial planners, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of the Fund's portfolio along with related performance attribution statistics. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information. The Fund's policies and procedures provide that the Authorized Persons may authorize disclosure of portfolio holdings information to such third parties with different lag times provided that the recipient is, either by contractual agreement or otherwise by law, (i) required to maintain the confidentiality of the information and (ii) prohibited from using the information to facilitate or assist in any securities transactions or investment program.


No compensation or other consideration is paid to or received by any party in connection with the disclosure of portfolio holdings information including the Fund, Adviser and its affiliates or recipient of the Fund's portfolio holdings information.


In addition, the following parties may receive portfolio holdings information, as necessary, in connection with their services to the Funds: PFPC Trust Company, the Fund's Custodian; PFPC, Inc., the Fund's Administrator and Transfer Agent; Briggs, Bunting & Dougherty, LLP, the Fund's independent registered public accounting firm; Drinker Biddle & Reath LLP, counsel to the Funds; Printerlink, the Fund's financial printer; ISS, the Fund's proxy voting service provider; and Interactive Data Corporation and Bloomberg, the Fund's pricing agents.


DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of funds and shares of the Fund, each of which represents an equal proportionate interest in the portfolio with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the fund. Shareholders have no preemptive rights. All consideration received by the Trust for shares of any additional funds and all assets in which such consideration is invested would belong to that fund and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued. The Fund's shares, when issued, are fully paid and non-assessable.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a Delaware statutory trust. The Trust's Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust, and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and the Declaration of Trust provides for indemnification out of the Trust property for any shareholder held personally liable for the obligations of the Trust.


DIVIDEND RIGHTS

The Trustees may from time to time declare and pay dividends or other distributions with respect to any Series or Class. The amount of such dividends or distributions and the payment of them and whether they are in cash or any other Trust property shall be wholly in the discretion of the Trustees. All dividends and other distributions on Shares of a particular Series or Class shall be distributed pro rata to the Shareholders of that Series or Class in proportion to the number of Shares of that Series or Class they held on the record date established for such payment.


LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his or her willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. Nothing contained in this section attempts to disclaim a Trustee's individual liability in any manner inconsistent with the federal securities laws.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Fund to the Sub-Adviser. The Sub-Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to this SAI. The Board of Trustees will periodically review the Fund's proxy voting record.


The Trust is required to disclose annually the Fund's complete proxy voting record on Form N-PX. Information regarding how the Trust voted proxies relating to portfolio securities held by the Fund during the 12-month period ending June 30, 2007, which was filed with the SEC on Form N-PX, is available without charge, upon request, by calling 1-888-572-0968 or by writing to the Fund at BHR Institutional Funds, c/o PFPC Inc., P.O. Box 9679, Providence, RI 02940-9679. The Fund's Form N-PX is also available on the SEC's website at www.sec.gov.

CODE OF ETHICS


The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Sub-Adviser have adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics ("the Codes") apply to the personal investing activities of trustees, officers and certain employees ("access persons"). Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC and are available to the public.

FINANCIAL STATEMENTS

The financial statements of the Fund for the fiscal year ended September 30, 2007, included in the Annual Report to shareholders and the report dated November 19, 2007 of Briggs, Bunting & Dougherty, LLP, the independent registered public accounting firm for the Fund, related thereto, are incorporated herein by reference. No other parts of the Annual Report are incorporated herein by reference.

                               APPENDIX A -RATINGS

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM CREDIT RATINGS
-------------------------

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - The obligor's capacity to meet its financial commitment on the obligation is satisfactory. Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in the higher rating categories.

         "A-3" - Obligor has adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - An obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation. Ratings of "B1", "B-2" and "B-3" may be assigned to indicate finer distinction within the "B" category.

         "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. This rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign Currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's Investors Service ("Moody's") short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

         Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

         "P-1" - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

         "P-2" - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

         "P-3" - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

         "NP" - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

         Fitch, Inc. / Fitch Ratings Ltd. ("Fitch") short-term ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.

         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. Default is a real possibility. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.


         "NR" - This designation indicates that Fitch does not publicly rate the associated issue or issuer.

         "WD" - This designation indicates that the rating has been withdrawn and is no longer maintained by Fitch.

         The following summarizes the ratings used by Dominion Bond Rating Service Limited ("DBRS") for commercial paper and short-term debt:

         "R-1 (high)" - Short-term debt rated "R-1 (high)" is of the highest credit quality, and indicates an entity possessing unquestioned ability to repay current liabilities as they fall due. Entities rated in this category normally maintain strong liquidity positions, conservative debt levels, and profitability that is both stable and above average. Companies achieving an "R-1 (high)" rating are normally leaders in structurally sound industry segments with proven track records, sustainable positive future results, and no substantial qualifying negative factors. Given the extremely tough definition DBRS has established for an "R-1 (high)", few entities are strong enough to achieve this rating.

         "R-1 (middle)" - Short-term debt rated "R-1 (middle)" is of superior credit quality and, in most cases, ratings in this category differ from "R-1
(high)" credits by only a small degree. Given the extremely tough definition DBRS has established for the "R-1 (high)" category, entities rated "R-1 (middle)" are also considered strong credits, and typically exemplify above average strength in key areas of consideration for the timely repayment of short-term liabilities.


         "R-1 (low)" - Short-term debt rated "R-1 (low)" is of satisfactory credit quality. The overall strength and outlook for key liquidity, debt and profitability ratios is not normally as favorable as with higher rating categories, but these considerations are still respectable. Any qualifying negative factors that exist are considered manageable, and the entity is normally of sufficient size to have some influence in its industry.


         "R-2 (high)" - Short-term debt rated "R-2 (high)" is considered to be at the upper end of adequate credit quality. The ability to repay obligations as they mature remains acceptable, although the overall strength and outlook for key liquidity, debt, and profitability ratios is not as strong as credits rated in the "R-1 (low)" category. Relative to the latter category, other shortcomings often include areas such as stability, financial flexibility, and the relative size and market position of the entity within its industry.

         "R-2 (middle)" - Short-term debt rated "R-2 (middle)" is considered to be of adequate credit quality. Relative to the "R-2 (high)" category, entities rated "R-2 (middle)" typically have some combination of higher volatility, weaker debt or liquidity positions, lower future cash flow capabilities, or are negatively impacted by a weaker industry. Ratings in this category would be more vulnerable to adverse changes in financial and economic conditions.

         "R-2 (low)" - Short-term debt rated "R-2 (low)" is considered to be at the lower end of adequate credit quality, typically having some combination of challenges that are not acceptable for an "R-2 (middle)" credit. However, "R-2
(low)" ratings still display a level of credit strength that allows for a higher rating than the "R-3" category, with this distinction often reflecting the issuer's liquidity profile.

         "R-3" - Short-term debt rated "R-3" is considered to be at the lowest end of adequate credit quality, one step up from being speculative. While not yet defined as speculative, the R-3 category signifies that although repayment is still expected, the certainty of repayment could be impacted by a variety of possible adverse developments, many of which would be outside the issuer's control. Entities in this area often have limited access to capital markets and may also have limitations in securing alternative sources of liquidity, particularly during periods of weak economic conditions.

         "R-4" - Short-term debt rated R-4 is speculative. R-4 credits tend to have weak liquidity and debt ratios, and the future trend of these ratios is also unclear. Due to its speculative nature, companies with R-4 ratings would normally have very limited access to alternative sources of liquidity. Earnings and cash flow would typically be very unstable, and the level of overall profitability of the entity is also likely to be low. The industry environment may be weak, and strong negative qualifying factors are also likely to be present.

         "R-5" - Short-term debt rated R-5 is highly speculative. There is a reasonably high level of uncertainty as to the ability of the entity to repay the obligations on a continuing basis in the future, especially in periods of economic recession or industry adversity. In some cases, short term debt rated R-5 may have challenges that if not corrected, could lead to default.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment or the issuer has made it clear that it will be missing such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued, or reinstated by DBRS.

LONG-TERM CREDIT RATINGS
------------------------

         The following summarizes the ratings used by Standard & Poor's for long-term issues:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         Plus (+) or minus (-) - The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

         "NR" - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

         Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         The following summarizes the ratings used by Moody's for long-term debt:

         "Aaa" - Obligations rated "Aaa" are judged to be of the highest quality, with minimal credit risk.

         "Aa" - Obligations rated "Aa" are judged to be of high quality and are subject to very low credit risk.

         "A" - Obligations rated "A" are considered upper-medium grade and are subject to low credit risk.

         "Baa" - Obligations rated "Baa" are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

         "Ba" - Obligations rated "Ba" are judged to have speculative elements and are subject to substantial credit risk.

         "B" - Obligations rated "B" are considered speculative and are subject to high credit risk.

         "Caa" - Obligations rated "Caa" are judged to be of poor standing and are subject to very high credit risk.

         "Ca" - Obligations rated "Ca" are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

         "C" - Obligations rated "C" are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

         Note: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

         The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be of the highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be of very high credit quality. "AA" ratings denote expectations of very low credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be of high credit quality. "A" ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


         "BBB" - Securities considered to be of good credit quality. "BBB" ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment grade category.


         "BB" - Securities considered to be speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

         "RD" - Indicates an entity has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

         "D" - Indicates an entity or sovereign that has defaulted on all of its financial obligations.

         Plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" category or to categories below "CCC".

         "NR" indicates that Fitch does not publicly rate the associated issue or issuer.

         The following summarizes the ratings used by DBRS for long-term debt:

         "AAA" - Long-term debt rated "AAA" is of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity. The strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely high standard which DBRS has set for this category, few entities are able to achieve a "AAA" rating.

         "AA" - Long-term debt rated "AA" is of superior credit quality, and protection of interest and principal is considered high. In many cases they differ from long-term debt rated "AAA" only to a small degree. Given the extremely restrictive definition DBRS has for the "AAA" category, entities rated "AA" are also considered to be strong credits, typically exemplifying above-average strength in key areas of consideration and unlikely to be significantly affected by reasonably foreseeable events.

         "A" - Long-term debt rated "A" is of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than that of "AA" rated entities. While "A" is a respectable rating, entities in this category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher-rated securities.

         "BBB" - Long-term debt rated "BBB" is of adequate credit quality. Protection of interest and principal is considered acceptable, but the entity is fairly susceptible to adverse changes in financial and economic conditions, or there may be other adverse conditions present which reduce the strength of the entity and its rated securities.

         "BB" - Long-term debt rated "BB" is defined to be speculative and non-investment grade, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the "BB" range typically have limited access to capital markets and additional liquidity support. In many cases, deficiencies in critical mass, diversification, and competitive strength are additional negative considerations.

         "B" - Long-term debt rated "B" is highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

         "CCC", CC" and "C" -Long-term debt rated in any of these categories is very highly speculative and is in danger of default of interest and principal. The degree of adverse elements present is more severe than long-term debt rated "B." Long-term debt rated below "B" often have features which, if not remedied, may lead to default. In practice, there is little difference between these three categories, with "CC" and "C" normally used for lower ranking debt of companies for which the senior debt is rated in the "CCC" to "B" range.

         "D" - A security rated "D" implies the issuer has either not met a scheduled payment of interest or principal or that the issuer has made it clear that it will miss such a payment in the near future. In some cases, DBRS may not assign a "D" rating under a bankruptcy announcement scenario, as allowances for grace periods may exist in the underlying legal documentation. Once assigned, the "D" rating will continue as long as the missed payment continues to be in arrears, and until such time as the rating is suspended, discontinued or reinstated by DBRS.

         ("high", "low") - Each rating category is denoted by the subcategories "high" and "low". The absence of either a "high" or "low" designation indicates the rating is in the "middle" of the category. The "AAA" and "D" categories do not utilize "high", "middle", and "low" as differential grades.

MUNICIPAL NOTE RATINGS
----------------------

         A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:


         o Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

         o Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.


         Note rating symbols are as follows:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's uses three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade ("MIG") and are divided into three levels - "MIG-1" through "MIG-3". In addition, those short-term obligations that are of speculative quality are designated "SG", or speculative grade. MIG ratings expire at the maturity of the obligation. The following summarizes the ratings used by Moody's for these short-term obligations:

         "MIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

         "MIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3" - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

         In the case of variable rate demand obligations ("VRDOs"), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the ability to receive purchase price upon demand ("demand feature"), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or "VMIG" rating.

         When either the long- or short-term aspect of a VRDO is not rated, that piece is designated "NR", e.g., "Aaa/NR" or "NR/VMIG-1".

         VMIG rating expirations are a function of each issue's specific structural or credit features.

         "VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-2" - This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "VMIG-3" - This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

         "SG" - This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

ABOUT CREDIT RATINGS
--------------------


A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium-term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The opinion evaluates the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.


Moody's credit ratings must be construed solely as statements of opinion and not as statements of fact or recommendations to purchase, sell or hold any securities.

Fitch's credit ratings provide an opinion on the relative ability of an entity to meet financial commitments, such as interest, preferred dividends, repayment of principal, insurance claims or counterparty obligations. Fitch credit ratings are used by investors as indications of the likelihood of receiving their money back in accordance with the terms on which they invested. Fitch's credit ratings cover the global spectrum of corporate, sovereign (including supranational and sub-national), financial, bank, insurance, municipal and other public finance entities and the securities or other obligations they issue, as well as structured finance securities backed by receivables or other financial assets.


DBRS credit ratings are opinions based on the quantitative and qualitative analysis of information sourced and received by DBRS, which information is not audited or verified by DBRS. Ratings are not buy, hold or sell recommendations and they do not address the market price of a security. Ratings may be upgraded, downgraded, placed under review, confirmed and discontinued.

                APPENDIX B - PROXY VOTING POLICIES AND PROCEDURES

                                  PROXY VOTING

For all ERISA accounts, SMITH GROUP as fiduciary is required to vote proxies unless the plan sponsor delegates the responsibility to another party. For non-ERISA accounts, the client directs who is to vote proxies in the contract.

SMITH GROUP has a written policy for the voting of proxies. SMITH GROUP believes that voting client proxies is an important tool for maintaining long-term shareholder value for its clients in conjunction with the overall portfolio management process. This policy is designed to ensure that these ideals are effectively maintained in accordance with the client's best interests.

Policies and Procedures

Voting Responsibility and Oversight - An advisory committee has been established by SMITH GROUP that consists of senior members of the management team as well as senior portfolio managers and the CCO. It is this committee's responsibility to construct SMITH GROUP's overall voting guidelines as well as the procedures in order to ensure compliance. SMITH GROUP has also identified a member of the committee as the proxy voting manager, whose duty it is to administer these procedures on an ongoing basis. The committee meets regularly to address ongoing issues and adapt guidelines to meet changes in the corporate governance environment.

Procedures - To ensure proper implementation of SMITH GROUP's stated proxy guidelines, SMITH GROUP has adopted the following procedures for voting proxies.

o For each client with which SMITH GROUP has stated proxy voting authority, as outlined in its advisory contract, the custodial bank or trustee has been instructed to forward proxy materials to SMITH GROUP's designated voting delegate.

o SMITH GROUP has contracted with a third party service provider to help with administrative functions such as collecting and sorting proxy materials. This relationship has been established to help SMITH GROUP with the administrative and research portion of its proxy voting responsibility.

o Proxy items that do not fall under the stated guidelines set forth by SMITH GROUP are reviewed on a case-by-case basis by the proxy-voting manager and voted in the client's best interest as determined by the proxy committee.

o SMITH GROUP will make copies of its polices and procedures available to all of its clients upon request. Details on how a particular client's proxies were voted are also available on request.

Conflicts of Interest - There may be certain situations that arise where SMITH GROUP's interests potentially conflict with the interests of the client. These situations could include:

o SMITH GROUP provides advisory services to public firms that the company also owns in its clients portfolio.

o SMITH GROUP, its affiliates, and/or its employees have business or personal relationships with public firms that SMITH GROUP also holds in its client portfolios.

o SMITH GROUP may be partially owned by a publicly traded company whose shares may also be held for its client's portfolios.

If these situations arise and management is soliciting proxy votes, the following guidelines will be applied:

o If the proxy voting guidelines already determine a course of action, votes will be cast according to the guidelines.

o If the proxy item does not fall under the specified guidelines or have been identified to be voted on a case-by-case basis, votes will be cast in accordance with an independent third party corporate governance consultant. The consultant has been contracted by the adviser to provide guidance on proxy items determined to be in the best interest of SMITH GROUP's clients.

Proxy Voting Record Keeping - SMITH GROUP will maintain records of all policies, procedures and guidelines as well as any amendments or updates. In addition, SMITH GROUP will maintain records of proxy votes recorded for each client and any documentation that was used to determine the basis on which to vote the specific item. Client requests for documentation will also be maintained by SMITH GROUP in order to comply with current rules and regulations governing proxy voting.

                             BHR INSTITUTIONAL FUNDS

                                     PART C

Item 23.      EXHIBITS.

(a)(1) Certificate of Trust of BHR Institutional Funds (the "Trust") is incorporated by reference to Exhibit (a)(1) of the Registrant's Registration Statement as filed on June 27, 2006 (Accession No. 0001135428-06-000238) ("Registration Statement").

(a)(2) Agreement and Declaration of Trust is incorporated by reference to Exhibit (a)(2) of the Registrant's Registration Statement.

(b) By-laws are incorporated by reference to Exhibit (b) of the Registrant's Registration Statement.

(c) Articles II, VI, VII and VIII of Agreement and Declaration of Trust which is incorporated by reference to Item 23(a)(2) hereof.

(d)(1) Investment Management Agreement between the Trust and BHR Fund Advisors, LP ("BHR") is filed herewith.

(d)(2) Amended Schedule A to Investment Management Agreement between the Trust and BHR is incorporated by reference to Exhibit (d)(1) of the Registrant's Post-Effective Amendment No. 14 as filed with the SEC on September 24, 2007 (Accession No. 0001135428-07-000447)
              ("Post-Effective Amendment No. 14").

(d)(3) Amended Schedule B to Investment Management Agreement between the Trust and BHR is incorporated by reference to Exhibit (d)(2) of the Registrant's Post-Effective Amendment No. 14.

(d)(4)        Expense Limitation Agreement is filed herewith.

(d)(5) Amended Schedule to Expense Limitation Agreement is filed herewith.

(d)(6) Investment Subadvisory Agreement between BHR and ClariVest Asset Management LLC ("ClariVest") with respect to the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) is filed herewith.

(d)(7) Investment Subadvisory Agreement between BHR and Smith Asset Management Group, L.P. ("Smith") is filed herewith.

(d)(8) Investment Subadvisory Agreement between BHR and Mount Lucas Management Corp. ("Mount Lucas") is filed herewith.

(d)(9) Form of Subadvisory Agreement between BHR and LSV Asset Management ("LSV") is incorporated by reference to Exhibit (d)(10) of the Registrant's Post-Effective Amendment No. 13. as filed with the SEC on September 24, 2007 (Accession No. 0001135428-07-000446)
              ("Post-Effective Amendment No. 13").

(e)           Underwriting Agreement is filed herewith.

(f)           None

(g)           Custodian Services Agreement is filed herewith.

(h)(1)        Transfer Agency Services Agreement is filed herewith.

(h)(2) Administration and Accounting Services Agreement is filed herewith.

(h)(3) Shareholder servicing plan and form of agreement is incorporated by reference to Exhibit (h)(3) of the Registrant's Post-Effective Amendment No. 6 as filed on May 30, 2007 (Accession No. 0001135428-07-000185) ("Post-Effective Amendment No. 6").

(i)(1) Opinion and consent of Drinker Biddle & Reath LLP regarding the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) dated February 23, 2007 is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 2 as filed on February 26, 2007 (Accession No. 0001135428-07-000054) ("Post-Effective
              Amendment No. 2").

(i)(2) Opinion and consent of Drinker Biddle & Reath LLP regarding the Smith Group Large Cap Core Growth Fund dated May 30, 2007 is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 6.

(i)(3) Opinion and consent of Drinker Biddle & Reath LLP regarding the ClariVest International Equity Fund and ClariVest SMid Cap Core Growth Fund (f/k/a ClariVest SMid Cap Growth Fund) dated June 29, 2007 is incorporated by reference to Exhibit (i) of the Registrant's Post-Effective Amendment No. 8 as filed on June 29, 2007 (Accession No. 0001135428-07-000234) ("Post-Effective
              Amendment No. 8").

(i)(4) Opinion and consent of Drinker Biddle & Reath LLP regarding the Mount Lucas U.S. Focused Equity Fund is incorporated by reference to Exhibit (i)(5) of the Registrant's Post-Effective Amendment No. 14.

(i)(5) Opinion and consent of Drinker Biddle & Reath LLP regarding the Disciplined Global Equity Fund is incorporated by reference to Exhibit (i)(5) of the Registrant's Post-Effective Amendment
              No. 13.


(j)(1)        Consent of Drinker Biddle & Reath LLP is filed herewith.

(j)(2) Consent of Auditors, separately for each portfolio, is filed herewith.

(k)           None

(l)(1) Share Purchase Agreement for the ClariVest International Equity Fund is filed herewith.

(l)(2) Share Purchase Agreement for the ClariVest SMid Cap Core Growth Fund is filed herewith.

(l)(3) Share Purchase Agreement for the Mount Lucas U.S. Focused Equity Fund is filed herewith.

(l)(4) Share Purchase Agreement for the Smith Group Large Cap Core Growth Fund is filed herewith.

(m)           None

(n) 18f-3 Plan is incorporated by reference to Exhibit (n) of the Registrant's Post-Effective Amendment No. 6.

(p)(1) Code of Ethics for the Trust is incorporated by reference to Exhibit (p)(1) of the Registrant's Pre-Effective Amendment No. 2.

(p)(2)        Code of Ethics for BHR is incorporated by reference to Exhibit
              (p)(2) of the Registrant's Pre-Effective Amendment No. 2 as filed on October 30, 2006 (Accession No. 0001135428-06-000485)
              ("Pre-Effective Amendment No. 2").

(p)(3) Code of Ethics for ClariVest is incorporated by reference to Exhibit (p)(3) of the Registrant's Post-Effective Amendment No. 1 as filed on December 13, 2006 (Accession No. 0001135428-06-000552)
              ("Post-Effective Amendment No. 1").

(p)(4)        Code of Ethics for Smith is incorporated by reference to Exhibit
              (p)(3) of the Registrant's Post-Effective Amendment No. 6

(p)(5) Code of Ethics for Mount Lucas is incorporated by reference to Exhibit (p)(6) of Registrant's Post-Effective Amendment No. 14.

(p)(6)        Code of Ethics for LSV is incorporated by reference to Exhibit
              (p)(7) of the Registrant's Post-Effective Amendment No. 13.

(q) Power of attorney for Amy Duling, Gary Shugrue and James Patton is incorporated by reference to Exhibit (q) of the Registrant's Pre-Effective Amendment No. 2


Item 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH TRUST.

         Not applicable.

Item 25. INDEMNIFICATION.

         Section 3817 of Title 12 of the Delaware Code authorizes a business trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions, if any, that are set forth in the business trust's governing instrument.

         Section 8.2 of Registrant's Agreement and Declaration of Trust, incorporated herein by reference to Exhibit (a), provides for the indemnification of Registrant's trustees and officers. In no event will Registrant indemnify any of its trustees or officers against any liability to which such person would otherwise be subject by reason of his willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. Registrant will comply with Rule 484 under the Securities Act of 1933, as amended (the "1933 Act") and Release No. 11330 under the Investment Company Act of 1940 in connection with any indemnification.

         Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     (a)  BHR

          The only employment of a substantial nature of each of BHR's directors and officers is with BHR.

     (b)  ClariVest

                                                                   Other Business, Profession,
 Name                       Position with Adviser                   Vocation or Employment
------------------------------------------------------------------------------------------------------------
 Daniel Kang                Manager                                 Principal of
                                                                    Lovell Minnick Partners LLC
                                                                    2141 Rosecrans Ave., Suite 5150
                                                                    El Segundo, CA 90245

 Jennings J. Newcom         Manager                                 Managing Director and General Counsel of
                                                                    Lovell Minnick Partners LLC
                                                                    2141 Rosecrans Ave., Suite 5150
                                                                    El Segundo, CA 90245

 James E. Minnick           Manager                                 Managing Director and General Counsel of
                                                                    Lovell Minnick Partners LLC
                                                                    150 N. Radnor Chester Road, F110
                                                                    Radnor, PA 19807


     (c)  Smith

          The only employment of a substantial nature of each of Smith's directors and officers is with Smith.

     (d)  Mount Lucas

          The only employment of a substantial nature of each of Mount Lucas' directors and officers is with Mount Lucas.

     (e)  LSV

          The only employment of a substantial nature of each of LSV's directors and officers is with LSV.

Item 27. PRINCIPAL UNDERWRITER.


     (a) PFPC Distributors, Inc. (the "Distributor") is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority. As of December 31, 2007, the Distributor acted as principal underwriter for the following investment companies:

                           AFBA 5 Star Funds, Inc.
                           Aston Funds
                           Atlantic Whitehall Funds Trust
                           BHR Institutional Funds
                           CRM Mutual Fund Trust
                           E.I.I. International Property Fund
                           E.I.I. Realty Securities
                           FundVantage Trust
                           GuideStone Funds
                           Highland Floating Rate Fund
                           Highland Floating Rate Advantage Fund
                           Highland Funds I
                           Kalmar Pooled Investment Trust
                           Matthews Asian Funds
                           Metropolitan West Funds
                           New Alternatives Fund
                           Old Westbury Funds, Inc.
                           PAX World Funds Series Trust I
                           The RBB Fund, Inc.
                           Stratton Multi-Cap Fund
                           Stratton Monthly Dividend REIT Shares, Inc.
                           The Stratton Funds, Inc.
                           Sterling Capital Small Cap Value Fund
                           The Torray Fund
                           Van Wagoner Funds
                           Wilshire Mutual Funds, Inc.
                           Wilshire Variable Insurance Trust

Distributed by BB&T AM Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           BB&T Funds

Distributed by BlackRock Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           BlackRock Funds
                           BlackRock Bond Allocation Target Shares
                           BlackRock Liquidity  Funds
                           International Dollar Reserve Fund I, Ltd.
                           Multi Strategy Hedge Advantage Fund,
                           Multi Strategy Hedge Opportunities Fund, LLC, BlackRock Senior Floating Rate Fund, Inc. and BlackRock Senior Floating Rate Fund II, Inc.


Distributed by MGI Funds Distributors, Inc., a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           MGI Funds

Distributed by Northern Funds Distributors, LLC, a wholly-owned subsidiary of PFPC Distributors, Inc.:

                           Northern Funds
                           Northern Institutional Funds

     (b) The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, Pennsylvania 19406. The Distributor is a wholly-owned subsidiary of PFPC, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., a publicly traded company.

The following is a list of the directors and executive officers of the
Distributor:

         NAME                             POSITION(S)

               Steven Turowski            President
               Michael Denofrio           Director
               Nicholas Marsini           Director
               Rita G. Adler              Chief Compliance Officer
               John Munera                Anti-Money Laundering Officer
               Jodi Jamison               Chief Legal Officer
               Bradley A. Stearns         Secretary; Clerk
               Julie Bartos               Assistant Secretary; Assistant
                                          Clerk
               Charlene Wilson            Treasurer; Chief Financial
                                          Officer; Financials &
                                          Operations Principal
               Maria Schaffer             Assistant Treasurer; Controller
               Bruno Di Stefano           Vice President
               Susan K. Moscaritolo       Vice President


Item 28. LOCATION OF ACCOUNTS AND RECORDS.

(1) PFPC Trust Company, 8800 Tinicum Boulevard, Suite 200, Philadelphia, Pennsylvania 19153 (records relating to its functions as custodian).

 (2) PFPC Distributors, Inc., 760 Moore Road, King of Prussia, Pennsylvania 19406 (records relating to its functions as distributor).

 (3) PFPC Inc., 301 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its functions as administrator and accounting agent and Registrant's Agreement and Declaration of Trust, By-laws and minute books).

(4) PFPC Inc., 103 Bellevue Parkway, Wilmington, Delaware 19809 (records relating to its function as transfer agent and dividend disbursing agent).

(5) BHR Fund Advisors, L.P., 1160 Swedesford Road, Suite 140, Berwyn, Pennsylvania 19312 (records relating to its functions as investment adviser).

(6) ClariVest, 11452 El Camino Real, Suite 250, San Diego, California 92130 (records relating to its functions as sub-adviser for the ClariVest International Equity Fund and ClariVest SMid Cap Growth Fund).

(7) Smith, 100 Crescent Court, Suite 1150, Dallas, Texas 75201 (records relating to its functions as sub-adviser for the Smith Group Large Cap Core Growth Fund).

(8) Mount Lucas, 47 Hulfish Street, Suite 510, Princeton, New Jersey 08542 (records relating to its functions as sub-adviser for the Mount Lucas U.S. Focused Equity Fund).

(9) LSV, One North Wacker Drive, Suite 4000, Chicago, Illinois 60606 (records relating to its functions as sub-adviser for the Disciplined Global Equity Fund).


Item 29. MANAGEMENT SERVICES.

         There are no management-related service contracts not discussed in Part A or Part B.

Item 30. UNDERTAKINGS.

         Not applicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 15 ("PEA No. 15") to the Registrant's Registration Statement on Form N-1A under Rule 485(b) under the 1933 Act and has caused this PEA No. 15 to be signed on its behalf by the undersigned, duly authorized in the City of Berwyn, Commonwealth of Pennsylvania on the 28th day of January, 2008.

                                                     BHR INSTITUTIONAL FUNDS

                                                     By: /s/ PETER MORAN
                                                         -----------------------
                                                     Name:  Peter Moran
                                                     Title: President

         Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacity indicated on the 28th day of January 2008.


/s/ Amy Duling                       Trustee
---------------------------------
Amy Duling*

/s/ Gary Shugrue                     Trustee
---------------------------------
Gary Shugrue*

/s/ James Patton                     Trustee
---------------------------------
James Patton*

/s/Peter Moran                       President
---------------------------------
Peter Moran

/s/ John Leven                       Treasurer (Principal Financial Officer)
---------------------------------
John Leven

*By:  /s/ MICHAEL P. MALLOY
      ---------------------------
       Michael P. Malloy
       Attorney-In-Fact (pursuant to Power of Attorney)

                                  EXHIBIT INDEX
                        FORM N-1A REGISTRATION STATEMENT


EXHIBIT NO.                         DESCRIPTION

EX-99.23(d)(1)      Investment Management Agreement between the Trust and BHR

EX-99.23(d)(4)      Expense Limitation Agreement

EX-99.23(d)(5)      Amended Schedule to Expense Limitation Agreement.


EX-99.23(d)(6)      Investment Subadvisory Agreement between BHR and ClariVest

EX-99.23(d)(7)      Investment Subadvisory Agreement between BHR and Smith

EX-99.23(d)(8)      Investment Subadvisory Agreement between BHR and Mount Lucas

EX-99.23(e)         Underwriting Agreement

EX-99.23(g)         Custodian Agreement

EX-99.23(h)(1)      Transfer Agency Agreement

EX-99.23(h)(2)      Administration Agreement

EX-99.23(j)(1)      Consent of Drinker Biddle & Reath LLP

EX-99.23(j)(2)      Consent of Briggs, Bunting & Dougherty, LLP

EX-99.23(l)(1)      Share Purchase Agreement for the ClariVest International
                    Equity Fund

EX-99.23(l)(2)      Share Purchase Agreement for the ClariVest SMid Cap Core
                    Growth Fund

EX-99.23(l)(3)      Share Purchase Agreement for the Mount Lucas U.S. Focused
                    Equity Fund

EX.99.23(l)(4)      Share Purchase Agreement for the Smith Group Large Cap Core
                    Growth Fund